FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2020 (unaudited)

Franklin K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 39.2%
Aerospace & Defense 0.0%†
[a]Bombardier Inc., B	Canada	609,589	$191,614
Lockheed Martin Corp.	United States	35	13,659

			205,273

Air Freight & Logistics 0.3%
[a,b]Atlas Air Worldwide Holdings Inc.	United States	3,319	187,158
Deutsche Post AG	Germany	7,761	353,778
DSV Panalpina A/S	Denmark	6,535	1,020,193
Expeditors International of Washington Inc.	United States	576	50,913
FedEx Corp.	United States	5,786	1,271,994
United Parcel Service Inc., B	United States	84	13,744

			2,897,780

Airlines 0.0%†
Alaska Air Group Inc.	United States	5,498	214,147

Auto Components 0.2%
[a]Delphi Technologies PLC	United States	123,160	2,139,289

Automobiles 0.1%
[b]Harley-Davidson Inc.	United States	43,535	1,206,355

Banks 0.0%†
[a]Barclays PLC	United Kingdom	108,406	158,721
[c]Citigroup Inc.	United States	272	13,905
[c]Truist Financial Corp.	United States	362	14,049

			186,675

Beverages 0.3%
The Coca-Cola Co.	United States	2,926	144,925
Davide Campari-Milano NV	Italy	278,370	2,854,005

			2,998,930

Biotechnology 2.8%
AbbVie Inc.	United States	142	13,599
[a]Acadia Pharmaceuticals Inc.	United States	4,333	171,543
[a]Aimmune Therapeutics Inc.	United States	47,368	1,620,933
[a,d,e]Alder Biopharmaceuticals Inc., Contingent Value, rts., 12/31/24	United States	50,624	44,549
Amgen Inc.	United States	57	14,439
[a,b]Amicus Therapeutics Inc.	United States	56,310	822,126
[a]Apellis Pharmaceuticals Inc.	United States	49,293	1,519,703
[a]Argenx SE, ADR	Netherlands	6,535	1,511,349
[a]Assembly Biosciences Inc.	United States	54,198	1,185,310
[a]BioMarin Pharmaceutical Inc.	United States	16,352	1,275,947
[a]Black Diamond Therapeutics Inc.	United States	10,447	300,560
[a]Burning Rock Biotech Ltd., ADR	China	12,861	296,575
[a]Constellation Pharmaceuticals Inc.	United States	11,304	237,949
[a]CRISPR Therapeutics AG	Switzerland	6,271	586,088
[a]Cytodyn Inc.	United States	2,742	9,213
[a]Cytokinetics Inc.	United States	14,108	338,028
[a]Denali Therapeutics Inc.	United States	9,053	288,791
[a]Fate Therapeutics Inc.	United States	25,207	917,535
[a,e]Genetron Holdings Ltd., ADR	China	20,975	259,670
[a]Genmab A/S, ADR	Denmark	13,614	514,065
Gilead Sciences Inc.	United States	205	13,684
[a]Gossamer Bio Inc.	United States	36,904	512,966
Immatics NV, wts., 12/31/25	Germany	10,049	31,102
[a]Immunomedics Inc.	United States	42,228	1,881,680
[a,f]Innovent Biologics Inc., 144A	China	73,859	490,719
[a,e]Invitae Corp.	United States	8,635	301,880
[a]Iovance Biotherapeutics Inc.	United States	8,692	289,704

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a]Kymera Therapeutics Inc.	United States	1,770	$56,463
[a]Legend Biotech Corp., ADR	United States	3,426	116,484
[a]Madrigal Pharmaceuticals Inc.	United States	1,917	206,461
[a]Mirati Therapeutics Inc.	United States	5,341	797,785
[a]Momenta Pharmaceuticals Inc.	United States	40,699	2,123,267
[a,b]Natera Inc.	United States	35,848	2,283,876
[a]Nurix Therapeutics Inc.	United States	5,051	118,193
[a,e]ORIC Pharmaceuticals Inc.	United States	3,738	93,637
[a,c]Principia Biopharma Inc.	United States	37,374	3,737,774
[a]ProQR Therapeutics NV	Netherlands	46,914	295,558
[a]Regeneron Pharmaceuticals Inc.	United States	1,712	1,061,320
[a]Relay Therapeutics Inc.	United States	3,890	156,339
[a]Sage Therapeutics Inc.	United States	10,117	530,535
[a,b]Sarepta Therapeutics Inc.	United States	14,561	2,132,022
[a]Seattle Genetics Inc.	United States	3,054	483,570
[a]Seres Therapeutics Inc.	United States	5,906	156,450
[a]Turning Point Therapeutics Inc.	United States	9,959	778,595
[a]Vertex Pharmaceuticals Inc.	United States	7,941	2,216,492
[a]Zai Lab Ltd., ADR	China	5,100	404,787

			33,199,315

Building Products 0.0%†
Carrier Global Corp.	United States	1,779	53,103
Masco Corp.	United States	201	11,718

			64,821

Capital Markets 0.9%
[a,f]Amundi SA, 144A	France	25,204	1,958,019
[f]Anima Holding SpA, 144A	Italy	102,616	450,773
[a]Capstar Special Purpose Acquisition Corp., A	United States	13,782	134,650
[a]Capstar Special Purpose Acquisition Corp., wts., 7/9/27	United States	6,891	4,114
[a]CF Finance Acquisition Corp., A	United States	14,705	152,344
[a]Churchill Capital Corp. II, A	United States	4,735	49,670
[a]Churchill Capital Corp. III, wts., 3/1/27	United States	5,837	13,425
[a]Churchill Capital Corp. IV	United States	39,280	390,443
[a,e]Ciig Merger Corp., A	United States	3,031	30,704
[a]CITIC Capital Acquisition Corp., A	China	6,957	68,039
[a]Colonnade Acquisition Corp.	United States	10,088	99,468
[a]Dragoneer Growth Opportunities Corp.	United States	4,220	50,893
[a,b]E.Merge Technology Acquisition Corp.	United States	32,844	328,440
[a]Foley Trasimene Acquisition Corp.	United States	4,634	49,584
[a]Foley Trasimene Acquisition Corp., A	United States	3,452	34,865
[a]Foley Trasimene Acquisition Corp. II	United States	27,939	279,949
[a]Fortress Value Acquisition Corp. II	United States	4,020	40,803
[a,e]Forum Merger III Corp.	United States	23,945	238,971
[a,e]Fusion Acquisition Corp., A	United States	22,973	223,987
[a]Fusion Acquisition Corp., wts., 6/1/27	United States	21,802	12,344
[a]Gores Holdings V Inc.	United States	19,940	201,394
[a,b]GS Acquisition Holdings Corp. II	United States	35,932	376,927
[a]Hudson Executive Investment Corp., A	United States	41,186	404,447
[a]Hudson Executive Investment Corp., wts., 6/21/25	United States	28,108	22,486
[a]Live Oak Acquisition Corp., A	United States	16,318	160,406
[a]Monocle Acquisition Corp.	United States	3,497	35,984
[b]Moody’s Corp.	United States	9,897	2,916,052
[a]One	United States	24,116	243,572
[a]Property Solutions Acquisition Corp.	United States	19,217	189,287
S&P Global Inc.	United States	39	14,290
[a]SCVX Corp., A	United States	6,958	68,815

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Capital Markets (continued)
TD Ameritrade Holding Corp.	United States	21,924	$841,443

			10,086,588

Chemicals 0.8%
Ecolab Inc., W	United States	9,104	1,794,216
The Sherwin-Williams Co.	United States	11,931	8,006,298

			9,800,514

Commercial Services & Supplies 1.1%
[a]Advanced Disposal Services Inc.	United States	177,827	5,357,927
[b]Cintas Corp.	United States	14,623	4,872,969
Republic Services Inc., A	United States	33,639	3,119,008

			13,349,904

Communications Equipment 0.0%†
Cisco Systems Inc.	United States	319	13,468

Construction Materials 0.3%
Buzzi Unicem SpA	Italy	9,499	232,200
Cemex SAB de CV, ADR	Mexico	72,599	233,043
LafargeHolcim Ltd., B	Switzerland	54,747	2,599,069

			3,064,312

Containers & Packaging 0.7%
[b]Ball Corp.	United States	100,464	8,074,292

Distributors 0.2%
[b]Pool Corp.	United States	7,684	2,519,123

Diversified Financial Services 0.3%
[a]ACE Convergence Acquisition Corp.	United States	12,220	121,711
[a]Ascendant Digital Acquisition Corp.	United States	19,684	199,793
[a]BowX Acquisition Corp.	United States	12,175	122,359
[a]CC Neuberger Principal Holdings II	United States	39,672	403,266
[a]CF Finance Acquisition Corp. II	United States	31,159	309,097
[a]dMY Technology Group Inc. II	United States	12,060	120,962
[a,e]Go Acquisition Corp.	United States	12,171	121,101
[a]Netfin Acquisition Corp., A	United States	31,216	328,392
Netfin Acquisition Corp., wts., 8/01/24	United States	980	1,490
[a,d,g]One Call Corp.	United States	4,965	528,768
[a,e]Osprey Technology Acquisition Corp., A	United States	19,251	192,895
[a,e]Pershing Square Tontine Holdings Ltd.	United States	9,603	205,600
[a]RedBall Acquisition Corp.	United States	33,747	345,907
[a]Star Peak Energy Transition Corp.	United States	10,047	100,068
[a]Yucaipa Acquisition Corp.	United States	11,161	112,726

			3,214,135

Diversified Telecommunication Services 0.6%
[a]Altice Europe NV, A	Netherlands	3,919	17,302
[c]AT&T Inc.	United States	18,840	561,621
[a]Masmovil Ibercom SA	Spain	196,310	5,264,286
[f]Sunrise Communications Group AG, 144A	Switzerland	8,892	1,059,255
Telecom Italia SpA	Italy	194,459	92,620
Verizon Communications Inc.	United States	223	13,217

			7,008,301

Electric Utilities 0.3%
Duke Energy Corp.	United States	1,679	134,891
[a,b]Energy Harbor Corp.	United States	82,474	1,690,717
[b]FirstEnergy Corp.	United States	37,184	1,063,090
[a]PG&E Corp.	United States	13,227	122,482

			3,011,180

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Electrical Equipment 0.3%
[a]Osram Licht AG	Germany	75,156	$3,923,537

Electronic Equipment, Instruments & Components 0.1%
[a]Fitbit Inc., A	United States	245,502	1,561,393
Isra Vision AG	Germany	1,542	91,635

			1,653,028

Entertainment 0.0%†
Activision Blizzard Inc.	United States	163	13,614
Cinemark Holdings Inc.	United States	6,305	92,368
[a,b]Take-Two Interactive Software Inc.	United States	1,843	315,503

			421,485

Equity Real Estate Investment Trusts (REITs) 0.1%
American Tower Corp.	United States	55	13,703
Iron Mountain Inc.	United States	445	13,390
[b]Taubman Centers Inc..	United States	19,818	759,030
VICI Properties Inc.	United States	13,747	307,108

			1,093,231

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	United States	12,958	4,504,979
[c]The Kroger Co.	United States	374	13,344
Wal-Mart Stores Inc.	United States	1,311	182,032

			4,700,355

Food Products 0.0%†
Chocoladefabriken Lindt & Spruengli AG	Switzerland	3	265,120

Health Care Equipment & Supplies 2.2%
Abbott Laboratories	United States	19,906	2,179,110
[a]Alcon Inc.	Switzerland	6,799	389,855
[a,b]Boston Scientific Corp.	United States	44,647	1,831,420
Danaher Corp., W	United States	5,988	1,236,342
[a]DexCom Inc.	United States	6,104	2,596,703
[a]Edwards Lifesciences Corp.	United States	12,075	1,036,518
[a]Insulet Corp.	United States	1,683	367,315
[a,b]Intuitive Surgical Inc.	United States	2,062	1,506,992
[a]Nevro Corp.	United States	2,655	365,169
[a]Shockwave Medical Inc.	United States	13,067	830,277
[a]Silk Road Medical Inc.	United States	13,567	827,316
[a]Tandem Diabetes Care Inc.	United States	5,435	612,633
Teleflex Inc.	United States	1,033	405,917
[a]Varian Medical Systems Inc.	United States	26,720	4,640,462
[a]Wright Medical Group NV	United States	193,013	5,834,783
Zimmer Biomet Holdings Inc.	United States	5,206	733,421

			25,394,233

Health Care Providers & Services 0.9%
Anthem Inc.	United States	2,753	775,025
[a]Centene Corp.	United States	16,030	982,960
Cigna Corp.	United States	6,384	1,132,330
CVS Health Corp.	United States	2,471	153,498
[a]Guardant Health Inc.	United States	10,655	1,017,552
Humana Inc.	United States	5,068	2,104,082
[a]Petiq Inc., A	United States	2,760	97,097
UnitedHealth Group Inc.	United States	15,180	4,744,509

			11,007,053

Health Care Technology 0.5%
[a,e]Accolade Inc.	United States	2,035	68,397
[a,c]Livongo Health Inc.	United States	30,084	4,130,533

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Health Care Technology (continued)
[a]Phreesia Inc.	United States	11,219	$353,847
[a,e]Teladoc Health Inc.	United States	5,255	1,133,451

			5,686,228

Hotels, Restaurants & Leisure 1.0%
[a]Caesars Entertainment Inc.	United States	57,841	2,649,118
[b]Cedar Fair LP	United States	15,951	471,352
[b]Darden Restaurants Inc.	United States	3,414	295,891
Domino’s Pizza Inc.	United States	6,889	2,817,326
[b]Marriott Vacations Worldwide Corp.	United States	1,399	132,443
McDonald’s Corp.	United States	975	208,182
Netent AB	Sweden	450,159	4,337,728
[b]SIX Flags Entertainment Corp.	United States	9,853	214,106
Starbucks Corp.	United States	441	37,251
[b]Wynn Resorts Ltd.	United States	2,365	206,819
Yum! Brands Inc.	United States	108	10,352

			11,380,568

Household Durables 0.1%
D.R. Horton Inc.	United States	165	11,776
[a,b]NVR Inc.	United States	249	1,037,917
[c]PulteGroup Inc.	United States	290	12,931

			1,062,624

Household Products 0.0%†
Kimberly-Clark Corp.	United States	84	13,252
The Procter & Gamble Co.	United States	1,306	180,659

			193,911

Independent Power & Renewable Electricity Producers 0.1%
Clearway Energy Inc., C	United States	60,723	1,549,044

Industrial Conglomerates 0.0%†
Honeywell International Inc.	United States	48	7,947
Smiths Group PLC	United Kingdom	17,888	332,013

			339,960

Insurance 1.2%
Aflac Inc.	United States	83	3,015
The Allstate Corp.	United States	142	13,206
Aon PLC, A	United States	3,691	738,163
[a]eHealth Inc.	United States	6,652	419,874
[c]MetLife Inc.	United States	329	12,653
National General Holdings Corp.	United States	79,374	2,702,685
The Progressive Corp.	United States	145	13,781
RSA Insurance Group PLC	United Kingdom	44,331	264,585
[a]Selectquote Inc.	United States	13,423	244,970
[a]Trupanion Inc.	United States	26,728	1,676,647
Willis Towers Watson PLC	United States	36,065	7,412,439

			13,502,018

Interactive Media & Services 2.5%
[a]58.Com Inc., ADR	China	38,156	2,112,316
[a]Alphabet Inc., A	United States	2,975	4,847,852
[a]Alphabet Inc., C	United States	1,561	2,550,955
[a]Bitauto Holdings Ltd., ADR	China	23,562	371,573
[a]Facebook Inc., A	United States	21,847	6,405,540
[a]Match Group Inc.	United States	13,076	1,460,328
[a]Sogou Inc., ADR	China	548,635	4,745,693
Tencent Holdings Ltd.	China	92,557	6,323,342

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Interactive Media & Services (continued)
[a]Zillow Group Inc., C	United States	4,822	$413,535

			29,231,134

Internet & Direct Marketing Retail 1.7%
[a,b]Alibaba Group Holding Ltd., ADR	China	23,517	6,750,085
[a]Amazon.com Inc.	United States	1,410	4,865,853
[a]Booking Holdings Inc.	United States	111	212,060
[c]eBay Inc.	United States	30,281	1,658,793
[a]GrubHub Inc.	United States	72,221	5,225,189
[a]MercadoLibre Inc.	Argentina	1,237	1,445,546
Shutterstock Inc.	United States	6,377	320,891

			20,478,417

IT Services 4.0%
Accenture PLC, A	United States	57	13,676
[a]Cardtronics PLC, A	United States	7,270	157,832
Cognizant Technology Solutions Corp., A	United States	6,000	401,160
Edenred	France	10,705	552,588
Fidelity National Information Services Inc.	United States	12,730	1,920,321
[a]FleetCor Technologies Inc.	United States	11,877	2,986,472
Genpact Ltd.	United States	91,753	3,870,142
[b]Global Payments Inc.	United States	42,249	7,462,018
[a]GoDaddy Inc., A	United States	35,686	2,986,204
International Business Machines Corp.	United States	2,003	246,990
MasterCard Inc., A	United States	27,963	10,016,067
[a]MongoDB Inc., A	United States	2,761	645,522
[a,f]Network International Holdings PLC, 144A	United Arab Emirates	144,368	722,535
[a,f]Nexi SpA, 144A	Italy	65,409	1,164,097
[a]PayPal Holdings Inc.	United States	29,411	6,003,961
[a]StoneCo. Ltd.	Brazil	35,021	1,786,071
[a]VeriSign Inc.	United States	11,350	2,437,980
[b]Visa Inc., A	United States	9,405	1,993,766
[a,b]WEX Inc.	United States	8,682	1,386,602
[a]Wix.com Ltd.	Israel	829	244,248

			46,998,252

Leisure Products 0.0%†
BRP Inc.	Canada	1,934	105,037

Life Sciences Tools & Services 1.5%
[a]10x Genomics Inc., A	United States	3,044	348,903
[a]Avantor Inc.	United States	15,120	341,258
[a]Berkeley Lights Inc.	United States	1,070	69,978
[a]Eurofins Scientific SE	Luxembourg	2,642	2,125,937
Gerresheimer AG	Germany	9,835	1,160,159
[a]Illumina Inc.	United States	3,583	1,279,919
[a]IQVIA Holdings Inc.	United States	5,360	877,700
[a]Mettler-Toledo International Inc.	United States	3,910	3,795,750
[a]QIAGEN NV	Germany	70,050	3,558,591
[a]Repligen Corp.	United States	5,221	808,785
Thermo Fisher Scientific Inc.	United States	6,487	2,782,793
[a,f]Wuxi Biologics Cayman Inc., 144A	China	32,990	854,112

			18,003,885

Machinery 0.3%
[b]Deere & Co.	United States	5,981	1,256,369
[a]Navistar International Corp.	United States	8,557	273,653
Neles OYJ	Finland	71,594	978,619

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Machinery (continued)
The Toro Co.	United States	14,096	$1,061,147

			3,569,788

Marine 0.0%†
Star Bulk Carriers Corp.	Greece	35,598	252,746

Media 0.5%
[a]Cardlytics Inc.	United States	8,215	623,108
[c]Comcast Corp., A	United States	327	14,653
Fox Corp.	United States	69	1,922
ITV PLC	United Kingdom	293,248	234,712
[a]Netflix Inc.	United States	4,159	2,202,440
Nexstar Media Group Inc., A	United States	147	14,113
[a]Postmedia Network Canada Corp., B	Canada	666,338	848,025
[a]Snap Inc., A	United States	69,570	1,571,586
[a]Stroeer SE & Co. KGaA	Germany	2,335	182,043

			5,692,602

Metals & Mining 0.2%
Boliden AB	Sweden	3,634	108,573
First Quantum Minerals Ltd.	Zambia	66,564	658,827
[b]Freeport-McMoRan Inc.	United States	18,761	292,859
[a]Kensington Capital Acquisition Corp.	United States	15,384	159,994
Kirkland Lake Gold Ltd.	Canada	3,726	198,260
Lundin Mining Corp., Common Subscription Receipt	Canada	54,592	341,946
Newmont Mining Corp.	United States	198	13,321
[a]Sibanye Stillwater Ltd., ADR	South Africa	15,715	193,452
Teck Resources Ltd., B	Canada	25,562	294,474
[b]Vale SA, B, ADR	Brazil	23,255	255,805

			2,517,511

Multiline Retail 0.0%†
Dollar General Corp.	United States	40	8,075
Target Corp.	United States	32	4,839

			12,914

Multi-Utilities 0.0%†
Dominion Energy Inc.	United States	1,843	144,565

Oil, Gas & Consumable Fuels 0.2%
[a]Battalion Oil Corp.	United States	3,790	31,609
[c]Chevron Corp.	United States	158	13,261
[c]Enterprise Products Partners LP	United States	746	13,100
[b]Hess Corp.	United States	3,154	145,210
Kinder Morgan Inc.	United States	637	8,803
Noble Energy Inc.	United States	198,655	1,976,617
[c]The Williams Cos. Inc.	United States	648	13,453

			2,202,053

Paper & Forest Products 0.1%
[a,d]Topco Associates LLC	United Kingdom	144,632	—
West Fraser Timber Co. Ltd.	Canada	13,292	712,827

			712,827

Personal Products 0.0%†
The Estee Lauder Cos. Inc., A	United States	202	44,787
Unilever NV	United Kingdom	6,537	379,842

			424,629

Pharmaceuticals 1.4%
[b]AstraZeneca PLC, ADR	United Kingdom	41,505	2,324,280
[c]Bristol-Myers Squibb Co.	United States	14,102	877,144

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[a]Bristol-Myers Squibb Co., Contingent Value, rts., 1/23/65	United States	139,138	$372,890
[a]Catalent Inc.	United States	4,288	396,640
Eli Lilly & Co., W	United States	14,541	2,157,739
Hikma Pharmaceuticals PLC	Jordan	13,950	442,138
[a]Horizon Therapeutics PLC	United States	2,530	190,054
Johnson & Johnson	United States	1,116	171,206
[c]Merck & Co. Inc.	United States	167	14,240
[a]Myokardia Inc.	United States	2,496	273,162
[b]Novo Nordisk AS, ADR	Denmark	24,785	1,636,801
[a]Pacira Biosciences Inc.	United States	2,600	162,552
[b]Pfizer Inc.	United States	6,862	259,315
[a]Revance Therapeutics Inc.	United States	20,163	589,364
Roche Holding AG	Switzerland	31,582	3,443,682
Zoetis Inc., A	United States	22,959	3,675,736

			16,986,943

Professional Services 1.6%
Corelogic Inc.	United States	81,626	5,419,966
[a]CoStar Group Inc.	United States	2,193	1,860,980
Experian PLC	United Kingdom	24,233	905,410
[f]Intertrust NV, 144A	Netherlands	283,677	5,091,353
SGS SA	Switzerland	163	422,401
TransUnion	United States	17,282	1,498,695
[a]TriNet Group Inc.	United States	43,939	2,980,822

			18,179,627

Road & Rail 1.0%
Canadian Pacific Railway Ltd.	Canada	179	52,927
CSX Corp.	United States	32,741	2,503,377
Kansas City Southern	United States	23,573	4,291,228
[b]Union Pacific Corp.	United States	23,777	4,575,646

			11,423,178

Semiconductors & Semiconductor Equipment 1.2%
[a]Advanced Micro Devices Inc.	United States	19,895	1,806,864
[c]Applied Materials Inc.	United States	216	13,306
ASM International NV	Netherlands	7,682	1,153,356
ASML Holding NV, N.Y. shares, G	Netherlands	5,865	2,194,566
BE Semiconductor Industries NV	Netherlands	33,263	1,585,284
[a]Enphase Energy Inc.	United States	878	67,808
Intel Corp.	United States	272	13,858
KLA Corp.	United States	6,067	1,244,584
LAM Research Corp.	United States	39	13,117
[a]Lattice Semiconductor Corp.	United States	36,736	1,050,650
Marvell Technology Group Ltd.	Bermuda	72,085	2,795,456
Maxim Integrated Products Inc.	United States	15,366	1,051,649
Microchip Technology Inc.	United States	6,817	747,825
NVIDIA Corp.	United States	28	14,979
QUALCOMM Inc.	United States	558	66,458
[a,d,f,h]SunEdison Inc., Contingent Distribution, 144A	United States	35,000	700
Texas Instruments Inc.	United States	98	13,931

			13,834,391

Software 4.0%
[a]Adobe Inc.	United States	6,709	3,444,333
[a]Atlassian Corp. PLC, A	United States	8,138	1,560,543
[a]Avalara Inc.	United States	13,503	1,787,932
[a,b]Cerence Inc.	United States	4,402	234,186
[a]Ceridian HCM Holding Inc.	United States	16,890	1,343,093

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Software (continued)
Citrix Systems Inc.	United States	42	$6,098
[a]Datadog Inc., A	United States	4,118	344,059
[a]Guidewire Software Inc.	United States	19,513	2,191,505
[a]HubSpot Inc.	United States	3,754	1,124,999
Intuit Inc.	United States	11,683	4,035,192
[b]Microsoft Corp.	United States	37,608	8,481,732
[c]NortonLifeLock Inc.	United States	597	14,041
[a]Nuance Communications Inc.	United States	10,000	299,600
[c]Oracle Corp.	United States	238	13,618
[a]Rosetta Stone Inc.	United States	35,721	1,085,204
[a]Salesforce.com Inc.	United States	14,784	4,030,858
SAP SE	Germany	20,721	3,426,100
[a,b]ServiceNow Inc.	United States	7,515	3,622,380
[a]Slack Technologies Inc., A	United States	46,787	1,536,485
[a]Splunk Inc.	United States	12,127	2,659,815
[a]SVMK Inc.	United States	41,296	1,027,858
[a,e]VMware Inc., A	United States	8,659	1,250,706
[a]Workday Inc., A	United States	14,003	3,356,659
[a]Zscaler Inc.	United States	4,365	625,679

			47,502,675

Specialty Retail 1.9%
[a]Asbury Automotive Group Inc.	United States	7,763	821,248
Best Buy Co. Inc.	United States	121	13,420
Dick’s Sporting Goods Inc.	United States	2,032	109,972
[a]Five Below Inc.	United States	18,257	1,998,229
[a]Frasers Group PLC	United Kingdom	180,900	841,871
The Gap Inc.	United States	9,669	168,144
[a,f]GrandVision NV, 144A	Netherlands	21,813	625,588
The Home Depot Inc.	United States	27,150	7,738,836
[b]L Brands Inc.	United States	8,178	240,433
Lowe’s Cos. Inc.	United States	85	13,999
[a]O’Reilly Automotive Inc.	United States	3,693	1,719,571
Sonic Automotive Inc., A	United States	8,775	370,831
[b,c]Tiffany & Co.	United States	41,421	5,074,072
[a]Ulta Beauty Inc.	United States	5,095	1,182,957
[a]Vroom Inc.	United States	11,436	784,853

			21,704,024

Technology Hardware, Storage & Peripherals 0.2%
Apple Inc.	United States	13,384	1,727,071
[b,c]HP Inc.	United States	16,293	318,528

			2,045,599

Textiles, Apparel & Luxury Goods 0.4%
[a]Adidas AG	Germany	13,221	4,023,102
[a]Capri Holdings Ltd.	United States	36,843	583,593
LVMH Moet Hennessy Louis Vuitton SE	France	93	43,675
Nike Inc., B	United States	425	47,553
Tapestry Inc.	United States	34,291	505,106

			5,203,029

Thrifts & Mortgage Finance 0.0%†
[a,b]Rocket Cos. Inc., A	United States	13,880	388,640

Tobacco 0.1%
[c]Altria Group Inc.	United States	306	13,384
Philip Morris International Inc.	United States	163	13,006

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Tobacco (continued)
Swedish Match AB	Sweden	10,900	$827,855

			854,245

Trading Companies & Distributors 0.4%
Brenntag AG	Germany	45,500	2,850,859
IMCD Group NV	Netherlands	3,123	331,723
[a]WESCO International Inc.	United States	23,297	1,091,464

			4,274,046

Wireless Telecommunication Services 0.2%
[a]T-Mobile U.S. Inc.	United States	14,827	1,730,014
[b]Vodafone Group PLC, ADR	United Kingdom	36,378	537,303

			2,267,317

Total Common Stocks and Other Equity Interests (Cost $313,493,940)			460,436,871

Convertible Preferred Stocks 0.4%
Diversified Financial Services 0.3%
[a,d,g]One Call Corp., cvt. pfd.	United States	33,337	3,550,384

Electric Utilities 0.1%
[b]NextEra Energy Inc., 5.279%, cvt. pfd.	United States	23,347	1,111,551

Food Products 0.0%†
Bunge Ltd., 4.875%, cvt. pfd.	United States	3,973	377,435

Gas Utilities 0.0%†
El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,563

Oil, Gas & Consumable Fuels 0.0%†
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	229

Total Convertible Preferred Stocks (Cost $5,614,292)			5,045,162

Preferred Stocks 0.3%
Banks 0.0%†
Bank of America Corp., 7.25%, pfd.	United States	70	104,652
Wells Fargo & Co., 7.50%, pfd.	United States	156	215,358

			320,010

Electric Utilities 0.0%†
SCE Trust II, 5.10%, pfd.	United States	10,492	258,943
SCE Trust VI, 5.00%, pfd.	United States	4,649	111,529

			370,472

IT Services 0.0%†
Sabre Corp., 6.50%, pfd.	United States	3,927	387,202

Trading Companies & Distributors 0.3%
WESCO International Inc., 10.625%, pfd.	United States	100,283	2,784,859

Total Preferred Stocks (Cost $3,694,426)			3,862,543

		Principal Amount*

Convertible Bonds 15.7%
Air Freight & Logistics 0.3%
[b]Air Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	1,166,000	1,253,110

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Air Freight & Logistics (continued)
Atlas Air Worldwide Holdings Inc., senior note,
2.25%, 6/01/22	United States	1,299,000		$1,381,957
[b]1.875%, 6/01/24	United States	1,167,000		1,378,898

				4,013,965

Airlines 0.3%
[f]Air Canada, senior note, 144A, 4.00%, 7/01/25	Canada	1,039,000		1,271,320
[b]American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	1,171,000		1,133,617
[b,f]Copa Holdings SA, senior note, 144A, 4.50%, 4/15/25	Panama	1,193,000		1,456,209

				3,861,146

Automobiles 0.1%
[b,f]Winnebago Industries Inc., senior note, 144A, 1.50%, 4/01/25	United States	1,220,000		1,341,154

Banks 0.1%
[b]Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	1,815,000		1,519,981

Biotechnology 1.3%
[f]Apellis Pharmaceuticals Inc., senior note, 144A, 3.50%, 9/15/26	United States	1,088,000		1,186,207
BioMarin Pharmaceutical Inc., senior sub. note,
[e]0.599%, 8/01/24	United States	1,296,000		1,384,508
[f]144A, 1.25%, 5/15/27	United States	645,000		643,777
[b,f]Bridgebio Pharma Inc., senior note, 144A, 2.50%, 3/15/27	United States	1,340,000		1,331,582
[b,f]Coherus Biosciences Inc., senior sub. note, 144A, 1.50%, 4/15/26	United States	1,037,000		1,244,779
Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	1,474,000		1,242,990
Gossamer Bio Inc., senior note, 5.00%, 6/01/27	United States	566,000		622,872
Insmed Inc., senior note, 1.75%, 1/15/25	United States	1,039,000		1,053,486
Intercept Pharmaceuticals Inc., senior note,
3.25%, 7/01/23	United States	1,298,000		1,072,093
2.00%, 5/15/26	United States	1,038,000		780,132
Ironwood Pharmaceuticals Inc., senior note,
2.25%, 6/15/22	United States	792,000		842,774
1.50%, 6/15/26	United States	1,166,000		1,211,911
[b]Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	947,000		1,141,595
Ligand Pharmaceuticals Inc., senior note, 0.75%, 5/15/23	United States	1,040,000		943,635
Radius Health Inc., senior note, 3.00%, 9/01/24	United States	1,036,000		853,923

				15,556,264

Building Products 0.1%
[b]Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	1,685,000		1,658,857

Communications Equipment 0.0%†
CalAmp Corp., senior note, 2.00%, 8/01/25	United States	40,000		32,637

Consumer Finance 0.7%
Encore Capital Group Inc., senior note,
[b]2.875%, 3/15/21	United States	1,429,000		1,446,364
[b]3.25%, 3/15/22	United States	2,009,000		2,383,462
[f]144A, 3.25%, 10/01/25	United States	689,000		893,582
EZCORP Inc., senior note, 2.875%, 7/01/24	United States	842,000		765,982
[f]LendingTree Inc., senior note, 144A, 0.50%, 7/15/25	United States	648,000		635,445
[b]PRA Group Inc., senior note, 3.50%, 6/01/23	United States	1,295,000		1,546,955

				7,671,790

Diversified Consumer Services 0.3%
[f]Chegg Inc., senior note, 144A, zero cpn., 9/01/26	United States	1,077,000		1,100,078
[f]K12 Inc., senior note, 144A, 1.125%, 9/01/27	United States	849,000		858,311
[b,f]Sabre Glbl Inc., senior note, 144A, 4.00%, 4/15/25	United States	778,000		949,176

				2,907,565

Diversified Financial Services 0.1%
Element Fleet Management Corp., sub. note, 4.25%, 6/30/24	Canada	1,142,000	CAD	1,038,162

Diversified Telecommunication Services 0.0%†
[i]Telecom Italia SpA, senior note, Reg S, 1.125%, 3/26/22	Italy	100,000	EUR	118,288

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Electronic Equipment, Instruments & Components 0.7%
[b]II-VI Inc., senior note, 0.25%, 9/01/22	United States	1,687,000	$1,986,637
Knowles Corp., senior note, 3.25%, 11/01/21	United States	1,555,000	1,654,209
[b]OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	1,450,000	1,460,875
[b]TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	1,381,000	1,647,529
[b]Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	1,554,000	1,519,304

			8,268,554

Energy Equipment & Services 0.1%
Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,168,000	1,102,568
SEACOR Holdings Inc., senior bond, 3.25%, 5/15/30	United States	245,000	188,482

			1,291,050

Equity Real Estate Investment Trusts (REITs) 0.4%
[e,f]Colliers International Group Inc., senior sub. note, 144A, 4.00%, 6/01/25	Canada	909,000	1,216,969
[b,f]IIP Operating Partnership LP, senior note, 144A, 3.75%, 2/21/24	United States	1,705,000	3,301,707

			4,518,676

Food & Staples Retailing 0.1%
[f]The Chefs’ Warehouse Inc., senior note, 144A, 1.875%, 12/01/24	United States	1,166,000	870,871

Health Care Equipment & Supplies 0.8%
[b]CONMED Corp., senior note, 2.625%, 2/01/24	United States	1,037,000	1,216,397
[f]Cryoport Inc., senior note, 144A, 3.00%, 6/01/25	United States	780,000	1,895,084
[b,f]Envista Holdings Corp., senior note, 144A, 2.375%, 6/01/25	United States	1,428,000	1,954,401
[f]Integra Lifesciences Holdings Corp., senior note, 144A, 0.50%, 8/15/25	United States	1,037,000	985,187
[f]Livanova USA Inc., senior note, 144A, 3.00%, 12/15/25	United States	59,000	63,470
Nevro Corp., senior note, 2.75%, 4/01/25	United States	724,000	1,110,229
[f]NuVasive Inc., senior note, 144A,
[b]1.00%, 6/01/23	United States	1,428,000	1,405,688
0.375%, 3/15/25	United States	88,000	79,534
[f]Varex Imaging Corp., senior note, 144A, 4.00%, 6/01/25	United States	679,000	572,906

			9,282,896

Health Care Providers & Services 0.2%
[f]1life Healthcare Inc., senior note, 144A, 3.00%, 6/15/25	United States	1,039,000	1,061,266
[b,f] Petiq Inc., senior note, 144A, 4.00%, 6/01/26	United States	1,042,000	1,461,197

			2,522,463

Health Care Technology 0.4%
[f]Allscripts Healthcare Solutions Inc., senior note, 144A, 0.875%, 1/01/27	United States	1,285,000	1,206,182
[b,f]Health Catalyst Inc., senior note, 144A, 2.50%, 4/15/25	United States	1,014,000	1,274,194
[f]Tabula Rasa Healthcare Inc., senior sub. note, 144A, 1.75%, 2/15/26	United States	1,689,000	1,702,336

			4,182,712

Hotels, Restaurants & Leisure 0.6%
[b,f]Bloomin’ Brands Inc., senior note, 144A, 5.00%, 5/01/25	United States	1,116,000	1,640,938
[b]Marriott Vacations Worldwide Corp., senior note, 1.50%, 9/15/22	United States	1,897,000	1,895,895
[b,f]NCL Corp. Ltd., senior note, 144A,
6.00%, 5/15/24	United States	1,169,000	1,695,398
5.375%, 8/01/25	United States	1,298,000	1,501,112
[b,f]Royal Caribbean Cruises Ltd., senior note, 144A, 4.25%, 6/15/23	United States	518,000	631,582

			7,364,925

Interactive Media & Services 0.1%
Zillow Group Inc., senior note, 1.50%, 7/01/23	United States	1,284,000	1,651,656

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Internet & Direct Marketing Retail 0.1%
[b,f]Wayfair Inc., senior note, 144A, 0.625%, 10/01/25	United States	1,295,000	$1,335,564

IT Services 0.8%
[b]CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	1,918,000	2,013,343
[b]KBR Inc., senior note, 2.50%, 11/01/23	United States	1,737,000	2,090,330
[b,f]Mongodb Inc., senior note, 144A, 0.25%, 1/15/26	United States	1,169,000	1,541,619
[f]Okta Inc., senior note, 144A, 0.375%, 6/15/26	United States	1,037,000	1,197,837
[f]Perficient Inc., senior note, 144A, 1.25%, 8/01/25	United States	1,556,000	1,678,114
[f]Square Inc., senior note, 144A, 0.125%, 3/01/25	United States	141,000	214,803

			8,736,046

Machinery 0.3%
[b,f]Chart Industries Inc., senior sub. note, 144A, 1.00%, 11/15/24	United States	909,000	1,213,674
Fortive Corp., senior note, 0.875%, 2/15/22	United States	649,000	650,646
The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	824,000	750,652
[b,f]The Middleby Corp., senior note, 144A, 1.00%, 9/01/25	United States	1,036,000	1,074,587

			3,689,559

Media 1.3%
[f]Cinemark Holdings Inc., senior note, 144A, 4.50%, 8/15/25	United States	708,000	912,009
DISH Network Corp., senior bond, 3.375%, 8/15/26	United States	325,000	321,352
[f]Liberty Broadband Corp., senior bond, 144A, 2.75%, 9/30/50	United States	281,000	299,427
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,534,000	1,135,160
senior note, 3.75%, 2/15/30	United States	642,000	473,475
[b]Liberty Latin America Ltd., senior note, 2.00%, 7/15/24	Chile	1,219,000	1,031,579
Liberty Media Corp.,
[f]senior bond, 144A, 2.125%, 3/31/48	United States	1,035,000	1,039,346
[b,f]senior bond, 144A, 2.25%, 12/01/48	United States	2,726,000	2,988,010
[b,f]senior bond, 144A, 2.75%, 12/01/49	United States	1,556,000	1,542,294
senior note, 1.00%, 1/30/23	United States	1,036,000	1,274,396
Live Nation Entertainment Inc., senior note,
[b]2.50%, 3/15/23	United States	1,686,000	1,894,642
[f]144A, 2.00%, 2/15/25	United States	1,038,000	939,390
[b,f]Snap Inc., senior note, 144A, 0.25%, 5/01/25	United States	1,192,000	1,528,036

			15,379,116

Metals & Mining 0.2%
Cleveland-Cliffs Inc., senior note, 1.50%, 1/15/25	United States	41,000	41,834
[f]Endeavour Mining Corp., senior note, 144A, 3.00%, 2/15/23	Ivory Coast	389,000	501,343
[b]Pretium Resources Inc., senior sub. note, 2.25%, 3/15/22	Canada	1,037,000	1,124,938
[f]U.S. Steel Corp., senior note, 144A, 5.00%, 11/01/26	United States	121,000	99,003

			1,767,118

Mortgage Real Estate Investment Trusts (REITs) 0.5%
[b,f]Arbor Realty Trust Inc., senior note, 144A, 4.75%, 11/01/22	United States	1,737,000	1,659,921
Hannon Armstrong Sustainable Infrastructure Capital Inc., senior note, zero cpn., 8/15/23	United States	687,000	727,338
[b,f]PennyMac Corp., senior note, 144A, 5.50%, 11/01/24	United States	1,578,000	1,485,597
Redwood Trust Inc., senior note,
4.75%, 8/15/23	United States	2,207,000	2,018,791
5.625%, 7/15/24	United States	259,000	236,434

			6,128,081

Oil, Gas & Consumable Fuels 0.2%
[b]Ship Finance International Ltd., senior note, 5.75%, 10/15/21	Norway	1,847,000	1,784,383

Personal Products 0.2%
[b]Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	2,424,000	2,510,582

Pharmaceuticals 1.2%
[f]Aerie Pharmaceuticals Inc., senior note, 144A, 1.50%, 10/01/24	United States	1,482,000	1,173,559
[b,f]Aphria Inc., senior note, 144A, 5.25%, 6/01/24	Canada	2,280,000	1,767,000

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
[b]Aurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	3,238,000		$1,649,356
[b,f]Avadel Finance Cayman Ltd., senior note, 144A, 4.50%, 2/01/23	United States	1,298,000		1,327,284
[f]Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	2,138,000	CAD	1,426,044
Collegium Pharmaceutical Inc., senior note, 2.625%, 2/15/26	United States	1,039,000		989,961
[b]Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	1,775,000		1,730,897
[b,f]Jazz Investments I Ltd., senior note, 144A, 2.00%, 6/15/26	United States	1,300,000		1,478,750
Omeros Corp., senior note, 5.25%, 2/15/26	United States	140,000		130,329
[f]Revance Therapeutics Inc., senior note, 144A, 1.75%, 2/15/27	United States	1,104,000		1,244,213
[e]Theravance Biopharma Inc., senior note, 3.25%, 11/01/23	United States	394,000		371,988
Tilray Inc., senior note, 5.00%, 10/01/23	Canada	1,514,000		704,010

				13,993,391

Professional Services 0.1%
FTI Consulting Inc., senior note, 2.00%, 8/15/23	United States	1,036,000		1,340,786

Real Estate Management & Development 0.3%
[b]Redfin Corp., senior note, 1.75%, 7/15/23	United States	1,361,000		2,264,004
[f]Tricon Residential Inc., senior sub. note, 144A, 5.75%, 3/31/22	Canada	1,089,000		1,133,104

				3,397,108

Semiconductors & Semiconductor Equipment 0.6%
[f]Impinj Inc., senior note, 144A, 2.00%, 12/15/26	United States	832,000		786,790
Rambus Inc., senior note, 1.375%, 2/01/23	United States	1,296,000		1,338,504
[b,f]Silicon Laboratories Inc., senior note, 144A, 0.625%, 6/15/25	United States	1,037,000		1,149,645
[f]SMART Global Holdings Inc., senior note, 144A, 2.25%, 2/15/26	United States	1,295,000		1,164,723
[b]Synaptics Inc., senior note, 0.50%, 6/15/22	United States	1,559,000		1,993,995

				6,433,657

Software 2.4%
[b]8x8 Inc., senior note, 0.50%, 2/01/24	United States	1,072,000		1,020,700
[b]Alteryx Inc., senior note, 0.50%, 8/01/24	United States	1,036,000		1,054,556
[b]Avaya Holdings Corp., senior note, 2.25%, 6/15/23	United States	1,797,000		1,672,245
[b,f]Coupa Software Inc., senior note, 144A, 0.375%, 6/15/26	United States	1,036,000		1,360,583
[f]CyberArk Software Ltd., senior note, 144A, zero cpn., 11/15/24	United States	648,000		652,208
[b]Envestnet Inc., senior note,
1.75%, 6/01/23	United States	1,103,000		1,488,505
[f]144A, 0.75%, 8/15/25	United States	1,036,000		1,088,107
[b,f]Everbridge Inc., senior note, 144A, 0.125%, 12/15/24	United States	1,116,000		1,641,611
FireEye Inc., senior note, 0.875%, 6/01/24	United States	649,000		639,845
[b,f]Five9 Inc., senior note, 144A, 0.50%, 6/01/25	United States	1,166,000		1,406,783
[f]I3 Verticals LLC, senior note, 144A, 1.00%, 2/15/25	United States	1,193,000		1,080,411
[f]J2 Global Inc., senior note, 144A, 1.75%, 11/01/26	United States	778,000		697,889
[b]LivePerson Inc., senior note, 0.75%, 3/01/24	United States	1,695,000		2,833,426
[f]Nice Ltd., senior note, 144A, zero cpn., 9/15/25	Israel	227,000		231,290
[b]Nuance Communications Inc., senior bond, 1.00%, 12/15/35	United States	1,166,000		1,567,512
[b]Nutanix Inc., senior note, zero cpn., 1/15/23	United States	1,296,000		1,281,672
[b,f]Palo Alto Networks Inc., senior note, 144A, 0.375%, 6/01/25	United States	1,037,000		1,135,276
[b]Pluralsight Inc., senior note, 0.375%, 3/01/24	United States	1,037,000		943,899
[f]PROS Holdings Inc., senior note, 144A, 1.00%, 5/15/24	United States	778,000		713,902
[b,f]SailPoint Technologies Holding Inc., senior note, 144A, 0.125%, 9/15/24	United States	1,168,000		1,776,573
[b,f]Slack Technologies Inc., senior note, 144A, 0.50%, 4/15/25	United States	1,037,000		1,348,872
[f]Workiva Inc., senior note, 144A, 1.125%, 8/15/26	United States	683,000		701,004
[b,f]Zscaler Inc., senior note, 144A, 0.125%, 7/01/25	United States	1,296,000		1,566,475

				27,903,344

Specialty Retail 0.3%
[b,f]National Vision Holdings Inc., senior note, 144A, 2.50%, 5/15/25	United States	1,126,000		1,582,315
[b,f]RH, senior note, 144A, zero cpn., 9/15/24	United States	1,089,000		1,803,035

				3,385,350

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage Inc., senior note, 0.125%, 4/15/23	United States	1,685,000	$1,632,637

Textiles, Apparel & Luxury Goods 0.1%
[b,f]Under Armour Inc., senior note, 144A, 1.50%, 6/01/24	United States	1,039,000	1,215,689

Tobacco 0.1%
[b]Turning Point Brands Inc., senior note, 2.50%, 7/15/24	United States	1,623,000	1,460,533

Trading Companies & Distributors 0.2%
[b]Kaman Corp., senior note, 3.25%, 5/01/24	United States	2,075,000	2,142,770

Total Convertible Bonds (Cost $170,810,042)			183,909,326

Convertible Bonds in Reorganization (Cost $95,307) 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
[j]Chesapeake Energy Corp., senior note, 5.50%, 9/15/26	United States	95,000	4,394

Corporate Bonds and Notes 8.6%
Aerospace & Defense 0.3%
The Boeing Co.,
senior bond, 2.25%, 6/15/26	United States	115,000	112,795
senior bond, 2.95%, 2/01/30	United States	50,000	48,778
senior bond, 3.25%, 2/01/35	United States	5,000	4,691
senior bond, 3.55%, 3/01/38	United States	5,000	4,517
senior bond, 3.50%, 3/01/39	United States	5,000	4,495
senior bond, 3.375%, 6/15/46	United States	10,000	8,500
senior bond, 3.625%, 3/01/48	United States	5,000	4,370
senior bond, 3.75%, 2/01/50	United States	15,000	13,440
senior bond, 5.805%, 5/01/50	United States	230,000	275,390
senior bond, 3.95%, 8/01/59	United States	115,000	106,153
senior note, 5.15%, 5/01/30	United States	230,000	258,010
[f]Bombardier Inc., 144A,
[b]senior bond, 6.125%, 1/15/23	Canada	662,000	536,882
senior bond, 7.50%, 3/15/25	Canada	190,000	139,888
[b]senior note, 8.75%, 12/01/21	Canada	580,000	554,866
senior note, 6.00%, 10/15/22	Canada	596,000	509,580
Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	80,000	76,492
[f]Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000	271,400
Spirit Aerosystems Inc.,
senior bond, 4.60%, 6/15/28	United States	20,000	15,750
[f]secured note, 144A, 7.50%, 4/15/25	United States	380,000	384,275
[f]TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	280,000	295,810

			3,626,082

Airlines 0.1%
[f]Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., senior secured note, 144A, 6.50%, 6/20/27	United States	343,000	358,435
Southwest Airlines Co., senior note,
4.75%, 5/04/23	United States	79,000	84,340
5.25%, 5/04/25	United States	235,000	256,753
5.125%, 6/15/27	United States	66,000	72,082
United Airlines Pass-Through Trust, 2019-2, B, 3.50%, 5/01/28	United States	410,000	296,698

			1,068,308

Auto Components 0.5%
[b,f]Delphi Technologies PLC, senior note, 144A, 5.00%, 10/01/25	United States	4,501,000	5,168,498

Automobiles 0.4%
Ford Motor Co.,
[e]senior bond, 9.625%, 4/22/30	United States	55,000	72,181
senior note, 8.50%, 4/21/23	United States	220,000	243,540

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Automobiles (continued)
Ford Motor Co., (continued)
senior note, 9.00%, 4/22/25	United States	260,000		$304,603
Ford Motor Credit Co. LLC, senior note, 1.514%, 2/17/23	United States	110,000	EUR	128,615
General Motors Co., senior note, 6.80%, 10/01/27	United States	40,000		48,938
General Motors Financial Co. Inc., senior note,
[k]FRN, 1.118%, (3-Month USD LIBOR + 0.85%), 4/09/21	United States	275,000		274,960
[i]Reg S, 1.694%, 3/26/25	United States	430,000	EUR	517,321
[i]Reg S, 2.20%, 4/01/24	United States	405,000	EUR	497,819
[f]Hyundai Capital America, senior note, 144A,
3.95%, 2/01/22	United States	375,000		390,264
2.375%, 2/10/23	United States	170,000		174,666
[f]Nissan Motor Acceptance Corp., senior note, 144A, 3.65%, 9/21/21	United States	375,000		380,034
Toyota Motor Credit Corp., senior note,
3.05%, 1/08/21	United States	325,000		328,132
[k]FRN, 0.566%, (3-Month USD LIBOR + 0.29%), 10/07/21	United States	415,000		416,178
[f]Volkswagen Group of America Finance LLC, senior note, 144A,
3.35%, 5/13/25	Germany	200,000		219,986
[k]FRN, 1.157%, (3-Month USD LIBOR + 0.86%), 9/24/21	Germany	410,000		410,353

				4,407,590

Banks 0.3%
[f,l]Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	9,114
[k]Citigroup Inc., senior note, FRN, 0.95%, (SOFR + 0.87%), 11/04/22	United States	205,000		205,982
[k]Mitsubishi UFJ Financial Group Inc., senior note, FRN, 0.895%, (3-Month USD LIBOR + 0.65%), 7/26/21	Japan	380,000		381,690
[k]PNC Bank NA, senior note, FRN, 0.708%, (3-Month USD LIBOR + 0.45%), 7/22/22	United States	835,000		837,532
[f,k]Standard Chartered PLC, senior bond, 144A, FRN, 4.644%, (US 5 Year CMT T-Note + 3.85%), 4/01/31	United Kingdom	200,000		235,124
[i]VTB Bank OJSC Via VTB Capital SA, loan participation, sub. senior note, Reg S, 6.95%, 10/17/22	Russia	759,000		812,836
[k]Wells Fargo & Co., senior note, FRN, 1.183%, (3-Month USD LIBOR + 0.93%), 2/11/22	United States	495,000		496,697

				2,978,975

Beverages 0.0%†
Fomento Economico Mexicano SAB de CV, senior bond, 3.50%, 1/16/50	Mexico	244,000		260,810

Biotechnology 0.0%†
[f,k]AbbVie Inc., senior note, 144A, FRN, 0.897%, (3-Month USD LIBOR + 0.65%), 11/21/22	United States	415,000		417,181

Building Products 0.0%†
[f]Builders FirstSource Inc., senior secured note, 144A, 6.75%, 6/01/27	United States	205,000		224,052

Capital Markets 0.1%
Brixmor Operating Partnership LP, senior bond, 4.05%, 7/01/30	United States	415,000		445,964
eG Global Finance PLC, senior secured note,
[f]144A, 4.375%, 2/07/25	United Kingdom	100,000	EUR	114,002
[f]144A, 6.25%, 10/30/25	United Kingdom	144,000	EUR	173,173
[i]Reg S, 6.25%, 10/30/25	United Kingdom	418,000	EUR	502,681
[f]MSCI Inc., senior bond, 144A, 3.625%, 9/01/30	United States	345,000		362,519

				1,598,339

Commercial Services & Supplies 0.5%
United Rentals North America Inc., senior bond, 4.00%, 7/15/30	United States	715,000		748,069
[f]Vericast Corp., senior note, 144A, 9.25%, 3/01/21	United States	4,993,500		5,040,314

				5,788,383

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Communications Equipment 0.1%
[f]CommScope Inc., 144A,
senior note, 7.125%, 7/01/28	United States	430,000		$459,490
senior secured note, 6.00%, 3/01/26	United States	190,000		202,125
[f]CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	90,000		89,559
[f]HTA Group Ltd., senior note, 144A, 7.00%, 12/18/25	Democratic Republic of the Congo	235,000		251,897
[i]Nokia OYJ, E, senior note, Reg S, 2.00%, 3/11/26	Finland	100,000	EUR	126,297
[f]Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	394,000		277,770

				1,407,138

Construction & Engineering 0.0%†
[i]GMR Hyderabad International Airport Ltd., senior secured note, Reg S, 5.375%, 4/10/24	India	200,000		195,250

Construction Materials 0.0%†
[f]Standard Industries Inc., senior bond, 144A, 4.375%, 7/15/30	United States	300,000		318,336
Vulcan Materials Co., senior bond, 3.50%, 6/01/30	United States	55,000		62,301

				380,637

Consumer Finance 0.1%
Ally Financial Inc.,
senior bond, 4.625%, 3/30/25	United States	35,000		38,761
sub. bond, 5.75%, 11/20/25	United States	105,000		117,998
senior note, 5.80%, 5/01/25	United States	295,000		341,368
OneMain Finance Corp.,
senior bond, 5.375%, 11/15/29	United States	60,000		64,050
senior note, 8.875%, 6/01/25	United States	485,000		547,735
senior note, 6.625%, 1/15/28	United States	45,000		51,444

				1,161,356

Containers & Packaging 0.0%†
[f,m]Intelligent Packaging Ltd. Finco Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, senior secured note, 144A, 6.00%, 9/15/28	Canada	223,000		228,018

Diversified Consumer Services 0.0%†
[f]Sabre Glbl Inc., senior secured note, 144A, 9.25%, 4/15/25	United States	35,000		39,003

Diversified Financial Services 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, senior note,
4.50%, 9/15/23	Ireland	320,000		329,146
6.50%, 7/15/25	Ireland	150,000		163,310
[i]Amigo Luxembourg SA, senior secured note, Reg S, 7.625%, 1/15/24	United Kingdom	100,000	GBP	75,833
[i]FCE Bank PLC, senior note, Reg S,
E, 1.875%, 6/24/21	United Kingdom	255,000	EUR	303,203
E, 0.869%, 9/13/21	United Kingdom	395,000	EUR	466,108
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	795,000,000	COP	226,509
[i,k]Garfunkelux Holdco 3 SA, senior secured note, FRN, Reg S, 4.50%, (3-Month EURIBOR + 4.50%), 9/01/23	Luxembourg	100,000	EUR	110,907
[f]Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., senior note, 144A,
5.25%, 3/15/22	United States	45,000		44,690
5.25%, 10/01/25	United States	120,000		114,225
4.25%, 2/01/27	United States	445,000		409,400
[i]MDC-GMTN BV, senior bond, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		315,058
[f]One Call Corp., senior secured note, first lien, 144A, 7.50%, 7/01/24	United States	4,092,583		3,990,269

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Financial Services (continued)
[f]Quicken Loans Inc., senior bond, 144A, 5.25%, 1/15/28	United States	520,000		$555,963
[b,f]Refinitiv U.S. Holdings Inc., senior note, 144A, 8.25%, 11/15/26	United States	1,411,000		1,564,446

				8,669,067

Diversified Telecommunication Services 0.4%
[f]Cincinnati Bell Inc., senior note, 144A, 8.00%, 10/15/25	United States	3,855,000		4,134,661
[e]Consolidated Communications Inc., senior note, 6.50%, 10/01/22	United States	506,000		496,196
[f]Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		208,938

				4,839,795

Electric Utilities 0.4%
[b,d]Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		23,977
[f]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	200,000		235,210
[i]Eskom Holdings SOC Ltd., senior bond, Reg S,
5.75%, 1/26/21	South Africa	1,117,000		1,095,593
8.45%, 8/10/28	South Africa	1,334,000		1,290,772
[f]Ipalco Enterprises Inc., senior secured bond, 144A, 4.25%, 5/01/30	United States	30,000		33,634
Pacific Gas & Electric Co.,
[b]secured bond, 4.55%, 7/01/30	United States	261,000		288,900
secured bond, 3.50%, 8/01/50	United States	200,000		187,500
[b]senior bond, 4.75%, 2/15/44	United States	541,000		569,950
[f]Vistra Operations Co. LLC, senior secured note, 144A, 3.70%, 1/30/27	United States	680,000		714,541

				4,440,077

Electronic Equipment, Instruments & Components 0.0%†
CDW LLC / CDW Finance Corp., senior note, 4.125%, 5/01/25	United States	115,000		120,134

Energy Equipment & Services 0.1%
[f]Transocean Inc., senior note, 144A,
7.50%, 1/15/26	United States	1,345,000		430,400
8.00%, 2/01/27	United States	100,000		31,125

				461,525

Equity Real Estate Investment Trusts (REITs) 0.3%
American Tower Corp., senior bond, 2.10%, 6/15/30	United States	175,000		178,908
Crown Castle International Corp., senior bond, 2.25%, 1/15/31	United States	540,000		552,970
Equinix Inc., senior bond,
3.20%, 11/18/29	United States	50,000		55,240
2.15%, 7/15/30	United States	260,000		266,882
[f]Iron Mountain Inc., 144A,
senior bond, 5.25%, 7/15/30	United States	210,000		223,265
senior note, 5.00%, 7/15/28	United States	210,000		218,139
[b]Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior note, 8.25%, 10/15/23	United States	2,136,000		2,119,980

				3,615,384

Food & Staples Retailing 0.0%†
[i,k,n]Casino Guichard Perrachon SA, E, junior sub. bond, FRN, Reg S, 3.992%, (EUR 5 Year Swap + 3.82%), Perpetual	France	500,000	EUR	252,197
[f]Rite AID Corp., senior secured note, 144A, 8.00%, 11/15/26	United States	77,000		78,347

				330,544

Food Products 0.0%†
Kraft Heinz Foods Co., senior bond,
5.00%, 6/04/42	United States	45,000		49,709
4.375%, 6/01/46	United States	95,000		97,162
[f]144A, 4.875%, 10/01/49	United States	150,000		164,904
[f]Lamb Weston Holdings Inc., senior note, 144A, 4.875%, 5/15/28	United States	50,000		55,114

				366,889

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Health Care Providers & Services 0.1%
CVS Health Corp., senior note, 2.125%, 6/01/21	United States	400,000	$405,057
Tenet Healthcare Corp.,
secured note, 5.125%, 5/01/25	United States	20,000	20,425
[f]secured note, 144A, 6.25%, 2/01/27	United States	35,000	36,799
[f]senior secured note, 144A, 4.875%, 1/01/26	United States	45,000	46,856
[f]senior secured note, 144A, 4.625%, 6/15/28	United States	130,000	135,176

			644,313

Hotels, Restaurants & Leisure 0.3%
[f]1011778 BC ULC/New Red Finance Inc., secured note, 144A, 4.375%, 1/15/28	Canada	345,000	355,070
[f]Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	2,660,000	2,277,625
Hyatt Hotels Corp.,
senior bond, 5.75%, 4/23/30	United States	95,000	109,044
senior note, 5.375%, 4/23/25	United States	50,000	54,176
Marriott International Inc.,
senior bond, 4.625%, 6/15/30	United States	75,000	82,227
senior note, EE, 5.75%, 5/01/25	United States	45,000	50,571
[f]Royal Caribbean Cruises Ltd., 144A,
senior note, 9.125%, 6/15/23	United States	314,000	330,877
senior secured note, 11.50%, 6/01/25	United States	212,000	245,999
[f]Wyndham Destinations Inc., senior secured note, 144A, 6.625%, 7/31/26	United States	110,000	116,737

			3,622,326

Household Durables 0.1%
[f]K. Hovnanian Enterprises Inc., senior secured note, 144A, 10.00%, 11/15/25	United States	703,000	455,193

Independent Power & Renewable Electricity Producers 0.0%†
The AES Corp.,
senior bond, 5.50%, 4/15/25	United States	45,000	46,494
[f]senior secured bond, 144A, 3.95%, 7/15/30	United States	75,000	81,313
senior note, 6.00%, 5/15/26	United States	15,000	15,785
NRG Energy Inc.,
[f]senior bond, 144A, 5.25%, 6/15/29	United States	45,000	49,154
senior note, 5.75%, 1/15/28	United States	20,000	21,796

			214,542

Industrial Conglomerates 0.1%
General Electric Co., senior bond,
3.625%, 5/01/30	United States	110,000	113,468
4.35%, 5/01/50	United States	50,000	50,887
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
4.75%, 9/15/24	United States	445,000	460,159
6.25%, 5/15/26	United States	85,000	90,936
5.25%, 5/15/27	United States	265,000	282,391

			997,841

Insurance 0.1%
American International Group Inc., senior bond, 4.375%, 6/30/50	United States	375,000	443,456
[b,k]Genworth Holdings Inc., senior bond, FRN, 2.283%, (3-Month USD LIBOR + 2.00%), 11/15/36	United States	1,623,000	576,165
[f]Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	75,000	78,027
[f,k]New York Life Global Funding, secured note, 144A, FRN, 0.569%, (3-Month USD LIBOR + 0.32%), 8/06/21	United States	380,000	381,149

			1,478,797

Internet & Direct Marketing Retail 0.1%
Booking Holdings Inc.,
senior bond, 4.625%, 4/13/30	United States	230,000	277,998

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings Inc., (continued)
senior note, 4.50%, 4/13/27	United States	145,000	$170,927
eBay Inc., senior bond, 4.00%, 7/15/42	United States	15,000	16,618
Expedia Group Inc., senior note,
3.25%, 2/15/30	United States	325,000	307,636
[f]144A, 6.25%, 5/01/25	United States	315,000	346,360
144A, 7.00%, 5/01/25	United States	160,000	174,068
144A, 4.625%, 8/01/27	United States	115,000	120,088

			1,413,695

IT Services 0.0%†
[b,f]GTT Communications Inc., senior note, 144A, 7.875%, 12/31/24	United States	1,038,000	394,326

Marine 0.0%†
[f]Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	299,000	286,635

Media 0.4%
[f]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
4.50%, 8/15/30	United States	130,000	138,126
4.25%, 2/01/31	United States	850,000	889,191
[f]Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, senior secured note, 144A, 5.50%, 5/01/25	United States	146,000	150,927
[f]Clear Channel Worldwide Holdings Inc., senior secured note, 144A, 5.125%, 8/15/27	United States	195,000	197,252
[f]CSC Holdings LLC, senior bond, 144A,
4.125%, 12/01/30	United States	305,000	316,895
4.625%, 12/01/30	United States	610,000	624,698
[f]GE Capital Funding LLC, senior note, 144A, 4.40%, 5/15/30	United States	415,000	437,932
iHeartCommunications Inc.,
senior note, 8.375%, 5/01/27	United States	760,000	765,179
[e]senior secured note, 6.375%, 5/01/26	United States	40,000	41,689
[f]senior secured note, 144A, 5.25%, 8/15/27	United States	75,000	74,939
[f]senior secured note, 144A, 4.75%, 1/15/28	United States	175,000	167,876
Netflix Inc., senior bond,
4.875%, 4/15/28	United States	20,000	23,183
[f]144A, 4.875%, 6/15/30	United States	45,000	52,234
[f]Outfront Media Capital LLC / Outfront Media Capital Corp., senior bond, 144A, 4.625%, 3/15/30	United States	65,000	62,969
[f]Sirius XM Radio Inc., 144A,
senior bond, 5.00%, 8/01/27	United States	145,000	154,011
senior bond, 5.50%, 7/01/29	United States	15,000	16,507
senior note, 4.625%, 7/15/24	United States	35,000	36,444
[f]Virgin Media Secured Finance PLC, senior secured bond, 144A, 5.50%, 8/15/26	United Kingdom	200,000	211,250

			4,361,302

Metals & Mining 0.1%
[f]CSN Islands XI Corp., senior note, 144A, 6.75%, 1/28/28	Brazil	414,000	397,655
[f]First Quantum Minerals Ltd., senior note, 144A, 6.875%, 3/01/26	Zambia	200,000	200,463
Freeport-McMoRan Inc.,
senior bond, 4.625%, 8/01/30	United States	95,000	101,699
senior note, 4.375%, 8/01/28	United States	135,000	142,086
[f]Newcrest Finance Pty Ltd., senior bond, 144A, 3.25%, 5/13/30	Australia	85,000	93,976
Reliance Steel & Aluminum Co., senior bond, 2.15%, 8/15/30	United States	25,000	24,804
Steel Dynamics Inc., senior bond, 3.25%, 1/15/31	United States	140,000	150,640
[f]U.S. Steel Corp., senior secured note, 144A, 12.00%, 6/01/25	United States	334,000	354,545

			1,465,868

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Multiline Retail 0.0%†
Dollar General Corp., senior bond, 3.50%, 4/03/30	United States	55,000		$63,201
Kohl’s Corp., senior note, 9.50%, 5/15/25	United States	146,000		175,932

				239,133

Oil, Gas & Consumable Fuels 1.1%
[f]AKER BP ASA, senior bond, 144A, 3.75%, 1/15/30	Norway	350,000		349,459
[f]Cheniere Corpus Christi Holdings LLC, senior secured bond, 144A, 3.70%, 11/15/29	United States	335,000		353,850
Energy Transfer Operating LP, senior bond, 5.00%, 5/15/50	United States	205,000		196,616
Hurricane Finance PLC, senior note, 8.00%, 10/15/25	United Kingdom	158,000		225,200
Kinder Morgan Inc., senior bond, 5.05%, 2/15/46	United States	40,000		47,295
[i]Leviathan Bond Ltd., senior note, Reg S,
6.125%, 6/30/25	Israel	135,000		140,833
6.50%, 6/30/27	Israel	515,785		539,018
6.75%, 6/30/30	Israel	220,067		229,981
[f]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	8,000		5,508
10.50%, 5/15/27	United States	496,000		353,023
Petrobras Global Finance BV,
senior bond, 6.90%, 3/19/49	Brazil	797,000		921,105
senior bond, 6.75%, 6/03/50	Brazil	108,000		120,591
senior note, 8.75%, 5/23/26	Brazil	1,055,000		1,335,498
Petroleos Mexicanos,
senior bond, 6.625%, 6/15/35	Mexico	380,000		336,055
senior bond, 6.375%, 1/23/45	Mexico	1,018,000		837,941
senior bond, 6.75%, 9/21/47	Mexico	1,710,000		1,430,723
senior bond, 6.35%, 2/12/48	Mexico	1,489,000		1,202,770
[f]senior bond, 144A, 5.95%, 1/28/31	Mexico	1,204,000		1,089,198
[f]senior bond, 144A, 6.95%, 1/28/60	Mexico	415,000		345,944
senior note, 3.50%, 1/30/23	Mexico	959,000		955,078
senior note, 4.50%, 1/23/26	Mexico	288,000		269,816
Qep Resources Inc.,
senior bond, 5.375%, 10/01/22	United States	158,000		138,805
senior bond, 5.25%, 5/01/23	United States	451,000		370,948
senior note, 5.625%, 3/01/26	United States	166,000		107,179
[f]Sabine Pass Liquefaction LLC, senior secured bond, 144A, 4.50%, 5/15/30	United States	270,000		309,571
[f]YPF Sociedad Anonima, senior bond, 144A, 6.95%, 7/21/27	Argentina	105,000		77,385

				12,289,390

Paper & Forest Products 0.0%†
[f]Paper Industries Intermediate Financing SARL, senior secured note, 144A, 6.00%, 3/01/25	Luxembourg	76,000		69,381

Pharmaceuticals 0.2%
Bausch Health Cos. Inc., senior note,
[f]144A, 6.25%, 2/15/29	United States	325,000		340,207
[i]Reg S, 4.50%, 5/15/23	United States	305,000	EUR	364,054
[i]Teva Pharmaceutical Finance Netherlands II BV, senior note, Reg S, 6.00%, 1/31/25	Israel	335,000	EUR	427,237
Teva Pharmaceutical Finance Netherlands III BV,
senior bond, 3.15%, 10/01/26	Israel	220,000		202,746
senior bond, 4.10%, 10/01/46	Israel	1,145,000		982,696
[f]senior note, 144A, 7.125%, 1/31/25	Israel	200,000		216,838
[f]Upjohn Inc., senior bond, 144A, 4.00%, 6/22/50	United States	180,000		196,690

				2,730,468

Road & Rail 0.2%
[f]Aviation Capital Group LLC, senior note, 144A, 5.50%, 12/15/24	United States	165,000		169,842

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Road & Rail (continued)
[f]Avis Budget Car Rental LLC / Avis Budget Finance Inc., 144A,
senior bond, 5.25%, 3/15/25	United States	17,000	$16,284
senior note, 6.375%, 4/01/24	United States	100,000	98,365
[f]Penske Truck Leasing Co. LP / PTL Finance Corp., senior note, 144A, 3.65%, 7/29/21	United States	285,000	292,532
[f]Uber Technologies Inc., senior note, 144A,
7.50%, 5/15/25	United States	295,000	310,045
8.00%, 11/01/26	United States	1,085,000	1,150,740
7.50%, 9/15/27	United States	290,000	304,384

			2,342,192

Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., senior note, 3.875%, 1/15/27	United States	10,000	11,090
Broadcom Inc.,
senior bond, 4.15%, 11/15/30	United States	5,000	5,635
senior bond, 4.30%, 11/15/32	United States	490,000	566,161
senior note, 4.75%, 4/15/29	United States	405,000	474,088
senior note, 5.00%, 4/15/30	United States	135,000	160,696
Micron Technology Inc., senior bond,
5.327%, 2/06/29	United States	385,000	460,292
4.663%, 2/15/30	United States	30,000	34,884
[f]NXP BV / NXP Funding LLC / NXP USA Inc., 144A,
senior bond, 3.40%, 5/01/30	Netherlands	25,000	27,734
senior note, 3.15%, 5/01/27	Netherlands	40,000	43,756

			1,784,336

Specialty Retail 1.0%
Autonation Inc., senior bond, 4.75%, 6/01/30	United States	40,000	46,933
[f]Carvana Co., senior note, 144A, 8.875%, 10/01/23	United States	740,000	777,148
L Brands Inc.,
senior bond, 5.625%, 2/15/22	United States	30,000	30,892
[b]senior bond, 6.875%, 11/01/35	United States	2,913,000	2,986,408
[b]senior note, 7.50%, 6/15/29	United States	735,000	784,017
[f]Vericast Corp./Harland Clarke, senior secured note, 144A, 12.50%, 5/01/24	United States	7,257,934	7,475,672

			12,101,070

Technology Hardware Storage & Peripheral 0.0%†
[f]Seagate HDD Cayman, senior bond, 144A, 4.125%, 1/15/31	United States	80,000	86,698

Textiles Apparel & Luxury Goods 0.0%†
Levi Strauss & Co., senior note, 5.00%, 5/01/25	United States	290,000	297,582

Trading Companies & Distributors 0.1%
Air Lease Corp., senior note, 3.375%, 7/01/25	United States	210,000	213,941
Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	310,000	289,731

			503,672

Transportation Infrastructure 0.0%†
[f]Adani Ports & Special Economic Zone Ltd., senior note, 144A, 4.20%, 8/04/27	India	200,000	205,507

Wireless Telecommunication Services 0.1%
[f]T-Mobile USA Inc., senior secured bond, 144A, 3.875%, 4/15/30	United States	550,000	629,288

Total Corporate Bonds and Notes (Cost $94,998,217)			100,406,590

Corporate Bonds and Notes in Reorganization 0.5%
Diversified Telecommunication Services 0.4%
[j]Frontier Communications Corp.,
senior bond, 7.125%, 1/15/23	United States	70,000	28,919

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes in Reorganization (continued)
Diversified Telecommunication Services (continued)
[j] Frontier Communications Corp., (continued)
senior bond, 6.875%, 1/15/25	United States	33,000	$13,282
senior bond, 9.00%, 8/15/31	United States	276,000	114,031
[f]senior secured note, 144A, 8.00%, 4/01/27	United States	2,384,000	2,399,687
[f,j] Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	2,151,000	2,346,773

			4,902,692

Equity Real Estate Investment Trusts (REITs) 0.0%†
[d,f,j] Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower, secured note, 144A, 8.00%, 10/25/24	United States	718,000	46,670

Oil, Gas & Consumable Fuels 0.0%†
[f,j] Lonestar Resources America Inc., senior note, 144A, 11.25%, 1/01/23	United States	95,000	16,150
[j] Whiting Petroleum Corp., senior note, 6.625%, 1/15/26	United States	505,000	119,572

			135,722

Road & Rail 0.1%
[j] The Hertz Corp., senior note,
6.25%, 10/15/22	United States	546,000	223,524
[b,f]144A, 5.50%, 10/15/24	United States	950,000	387,177
[f]144A, 6.00%, 1/15/28	United States	134,000	55,359

			666,060

Total Corporate Bonds and Notes in Reorganization (Cost $6,611,173)			5,751,144

[k]Senior Floating Rate Interests (Cost $127,649) 0.0%†
Diversified Financial Services 0.0%†
Ziggo BV, Term Loan H, 3.00%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000	134,652

[k]Senior Floating Rate Interests in Reorganization 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
[j] California Resources Corp., Initial Term Loan, 5.75%, (1-Month USD LIBOR + 4.75%), 12/31/22	United States	873,000	338,288
[d,j] Gavilan Resources LLC, Initial Term Loan, second lien, 7.603%, (1-Month USD LIBOR + 8.00%), 3/01/24	United States	200,000	2,500

Total Senior Floating Rate Interests in Reorganization (Cost $1,040,444)			340,788

Foreign Government and Agency Securities 2.1%
[k] The Export-Import Bank of Korea, senior note, FRN, 0.822%, (3-Month USD LIBOR + 0.53%), 6/25/22	South Korea	215,000	215,593
Government of Argentina,
senior bond, 7.125%, 6/28/17	Argentina	449,000	195,876
senior note, 6.875%, 1/26/27	Argentina	677,000	303,641
senior note, 5.875%, 1/11/28	Argentina	2,240,000	1,004,662
[i] Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	467,000	534,059
Government of Egypt, senior bond,
[f]144A, 8.15%, 11/20/59	Egypt	215,000	208,991
[f]144A, 8.875%, 5/29/50	Egypt	1,426,000	1,491,311
[i]Reg S, 8.70%, 3/01/49	Egypt	822,000	850,778
Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000	362,789
[f] Government of Jordan, 144A,
senior bond, 5.85%, 7/07/30	Jordan	386,000	391,816
senior note, 4.95%, 7/07/25	Jordan	578,000	578,897

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Mexico, senior bond,
4.75%, 4/27/32	Mexico	540,000		$619,380
5.00%, 4/27/51	Mexico	558,000		644,629
[i]Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	1,251,000		1,332,065
[i]Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	2,414,000		2,567,289
Government of Russia,
senior bond, 6225, 7.25%, 5/10/34	Russia	131,836,000	RUB	1,941,094
[i]senior bond, Reg S, 5.25%, 6/23/47	Russia	800,000		1,090,273
senior note, 6227, 7.40%, 7/17/24	Russia	180,207,000	RUB	2,639,054
senior note, 6229, 7.15%, 11/12/25	Russia	240,745,000	RUB	3,526,030
senior note, 6232, 6.00%, 10/06/27	Russia	155,262,000	RUB	2,137,207
[f]Government of Saudi Arabia, senior bond, 144A,
2.75%, 2/03/32	Saudi Arabia	1,212,000		1,261,932
3.75%, 1/21/55	Saudi Arabia	354,000		385,683
[k,l]Provincia de Buenos Aires, FRN,
33.367%, (ARS BADLAR + 3.83%), 5/31/22	Argentina	18,295,000	ARS	133,863
[i]Reg S, 33.313%, (ARS BADLAR + 3.75%), 4/12/25	Argentina	3,670,000	ARS	23,709

Total Foreign Government and Agency Securities (Cost $24,365,326)				24,440,621

Asset-Backed Securities and Commercial Mortgage-Backed Securities 7.3%
Airlines 0.0%†
Latam Airlines Pass Through Trust, 2015-1, B, secured note, 4.50%, 11/15/23	Chile	140,703		80,623

Banks 0.0%†
[f,l,o]Banco Hipotecario SA, senior note, 144A, FRN, 33.625%, (ARS BADLAR + 4.00%), 11/07/22	Argentina	3,160,000	ARS	25,373

Consumer Finance 0.1%
[o]Discover Card Execution Note Trust, 2018-A3, A3, FRN, 0.392%, (1-Month USD LIBOR + 0.23%), 12/15/23	United States	345,000		345,831
World Financial Network Credit Card Master Trust, 2019-C, M, 2.71%, 7/15/26	United States	415,000		415,054

				760,885

Diversified Financial Services 5.8%
[f]Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	62,468		62,620
[o]Accredited Mortgage Loan Trust, 2006-2, M2, FRN, 0.465%, (1-Month USD LIBOR + 0.29%), 9/25/36	United States	2,790,000		2,017,602
[o]ACE Securities Corp. Home Equity Loan Trust Series, 2003-FM1, M1, FRN, 1.465%, (1-Month USD LIBOR + 1.29%), 11/25/32	United States	1,585,549		1,592,525
[f]Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	183,715		191,261
[p]Adjustable Rate Mortgage Trust, 2005-5, 3A3, FRN, 3.626%, 9/25/35	United States	152,436		148,846
[f,o]AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 2.425%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States	285,000		275,799
[f]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	United States	170,624		57,715
[f,o]Allegro CLO VI Ltd., 2018-2A, D, 144A, FRN, 3.023%, (3-Month USD LIBOR + 2.75%), 1/17/31	United States	250,000		224,135
Ally Auto Receivables Trust, 2019-4, A3, 1.84%, 6/17/24	United States	390,000		397,758
[f]American Credit Acceptance Receivables Trust, 2020-3, D, 144A, 2.40%, 6/15/26	United States	200,000		201,030
AmeriCredit Automobile Receivables Trust,
2018-2, D, 4.01%, 7/18/24	United States	155,000		163,672
2018-3, D, 4.04%, 11/18/24	United States	205,000		217,958
2020-2, D, 2.13%, 3/18/26	United States	100,000		101,004

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f,o]Anchorage Capital CLO 9 Ltd., 2019-9A, DR, 144A, FRN, 4.275%, (3-Month USD LIBOR + 4.00%), 7/15/32	United States	450,000	$443,263
[o]Argent Securities Inc., 2004-W3, M4, FRN, 4.092%, (1-Month USD LIBOR + 4.58%), 2/25/34	United States	258,604	248,211
[f]Ascentium Equipment Receivables Trust, 2017-2A, C, 144A, 2.87%, 8/10/22	United States	25,000	25,336
[f]Avis Budget Rental Car Funding Aesop LLC, 2020-2A, B, 144A, 2.96%, 2/20/27	United States	100,000	103,595
[f,p,q]BANK, 2019-BN21, XF, 144A, IO, FRN, 1.052%, 10/17/52	United States	11,400,000	565,565
[f,o]Barings CLO Ltd., 2019-4A, C, 144A, FRN, 3.075%, (3-Month USD LIBOR + 2.80%), 1/15/33	United States	400,000	401,342
Barings Euro CLO, 2014-1, BV, 1.90%, 7/15/31	Netherlands	500,000	574,601
Bear Stearns ALT-A Trust, FRN,
[p]2006-3, 21A1, 3.492%, 5/25/36	United States	1,328,053	1,123,427
[o]2006-4, 13A1, 0.495%, (1-Month USD LIBOR + 0.32%), 8/25/36	United States	2,599,588	2,355,542
[f]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	197,891	170,520
California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	115,000	118,763
[f,o]Canyon Capital CLO, 2019-2A, E, 144A, FRN, 7.425%, (3-Month USD LIBOR + 7.15%), 10/15/32	United States	250,000	241,805
Carmax Auto Owner Trust,
2018-2, D, 3.99%, 4/15/25	United States	100,000	103,665
2018-4, D, 4.15%, 4/15/25	United States	60,000	62,447
2019-1, A3, 3.05%, 3/15/24	United States	245,000	252,046
[f,o]Catamaran CLO 2013-1 Ltd., 2017-1A, CR, 144A, FRN, 2.045%, (3-Month USD LIBOR + 1.80%), 1/27/28	United States	250,000	242,615
[f]Chesapeake Funding II LLC, 144A,
[o]2017-4A, A2, FRN, 0.472%, (1-Month USD LIBOR + 0.31%), 11/15/29	Canada	50,805	50,846
2018-1A, D, 3.92%, 4/15/30	Canada	115,000	116,327
CHL Mortgage Pass-Through Trust,
[o]2003-15, 1A1, FRN, 0.675%, (1-Month USD LIBOR + 0.50%), 6/25/42	United States	100,657	95,507
[d]2004-4, M, 5.50%, 5/25/34	United States	1,229,580	860,233
2006-21, A8, 5.75%, 2/25/37	United States	441,887	339,288
[p]2006-HYB4, 3B, FRN, 4.038%, 6/20/36	United States	1,976,713	1,683,242
[f]CIG Auto Receivables Trust, 2017-1A, A, 144A, 2.71%, 5/15/23	United States	554	555
[f]Coinstar Funding LLC, 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	237,038	225,353
[f,o]Connecticut Avenue Securities Trust, 2020-R01, 1M2, 144A, FRN, 2.225%, (1-Month USD LIBOR + 2.05%), 1/25/40	United States	85,000	82,646
[f]CoreVest American Finance Trust, 2019-2, B, 144A, 3.424%, 6/15/52	United States	100,000	103,099
[f]CPS Auto Receivables Trust, 2018-D, C, 144A, 3.83%, 9/15/23	United States	100,000	101,968
[f]CSMC Trust, 144A,
2018-RPL2, A1, 4.309%, 8/25/62	United States	184,901	186,590
[p]2019-RP10, A1, FRN, 3.116%, 12/26/59	United States	161,122	162,241
[f]DB Master Finance LLC, 2019-1A, A23, 144A, 4.352%, 5/20/49	United States	49,500	54,214
[f,p]DBUBS Mortgage Trust, 2017-BRBK, D, 144A, FRN, 3.648%, 10/10/34	United States	100,000	103,446
[f]Domino’s Pizza Master Issuer LLC, 144A,
2017-1A, A23, 4.118%, 7/25/47	United States	165,325	180,426
2018-1A, A2II, 4.328%, 7/25/48	United States	78,400	86,299
2019-1A, A2, 3.668%, 10/25/49	United States	168,725	177,877

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
Drive Auto Receivables Trust,
2018-1, D, 3.81%, 5/15/24	United States	210,318		$214,959
2018-3, D, 4.30%, 9/16/24	United States	25,000		26,134
2018-5, D, 4.30%, 4/15/26	United States	125,000		132,351
[f]DT Auto Owner Trust, 2018-2A, D, 144A, 4.15%, 3/15/24	United States	90,000		92,066
[f]Education Funding Trust Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	179,818		181,719
[f,o]Exantas Capital Corp. Ltd., 2018-RSO6, D, 144A, FRN, 2.662%, (1-Month USD LIBOR + 2.50%), 6/15/35	United States	1,000,000		967,318
[f]Fairstone Financial Issuance Trust I, 2019-1A, A, 144A, 3.948%, 3/21/33	Canada	150,000	CAD	115,628
[p]FNMA, 2004-T5, AB7, FRN, 0.672%, 5/28/35	United States	363,417		343,155
[f]First Investors Auto Owner Trust, 2019-2A, D, 144A, 2.80%, 12/15/25	United States	40,000		40,827
[f]Firstkey Homes Trust, 2020-SFR1, F1, 144A, 3.638%, 9/17/25	United States	225,000		229,583
[f]Flagship Credit Auto Trust, 144A,
2019-2, D, 3.53%, 5/15/25	United States	165,000		170,310
2019-4, D, 3.12%, 1/15/26	United States	90,000		92,207
2020-1, D, 2.48%, 3/16/26	United States	140,000		140,534
[f,o]Galaxy XXVI CLO Ltd., 2018-26A, E, 144A, FRN, 6.106%, (3-Month USD LIBOR + 5.85%), 11/22/31	United States	260,000		231,828
[f]GCAT LLC, 2020-1, A1, 144A, 2.981%, 1/26/60	United States	84,158		82,856
[f]GLS Auto Receivables Trust, 144A,
2018-3A, B, 3.78%, 8/15/23	United States	70,000		71,278
2019-2A, C, 3.54%, 2/18/25	United States	255,000		264,020
2020-1A, C, 2.72%, 11/17/25	United States	150,000		152,075
2020-3A, C, 1.92%, 5/15/25	United States	330,000		330,730
[f,o]GPMT Ltd., 144A, FRN,
2018-FL1, C, 2.321%, (1-Month USD LIBOR + 2.15%), 11/19/35	United States	1,250,000		1,189,137
2019-FL2, D, 3.121%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	1,000,000		930,300
[f,o]Grand Avenue Cre Ltd., 2020-FL2, C, 144A, FRN, 3.802%, (1-Month USD LIBOR + 3.62%), 3/15/35	United States	1,310,000		1,310,351
[i,o]Great Hall Mortgages No 1 PLC, 2006-1, DA, FRN, Reg S, 0.992%, (3-Month GBP LIBOR + 0.82%), 6/18/38	United Kingdom	1,330,000	GBP	1,575,140
[o]GSAMP Trust, 2006-NC1, M2, FRN, 0.555%, (1-Month USD LIBOR + 0.38%), 2/25/36	United States	2,500,861		2,498,724
[f,o]GSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN, 2.125%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	1,017,174		1,009,967
[f,o]Halcyon Loan Advisors Funding Ltd., 2014-1A, D, 144A, FRN, 3.772%, (3-Month USD LIBOR + 3.50%), 4/18/26	United States	1,490,000		1,371,331
Honda Auto Receivables Owner Trust, 2019-1, A3, 2.83%, 3/20/23	United States	150,000		153,525
[f]Horizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%, 12/15/38	United States	235,223		224,168
[f]HPEFS Equipment Trust, 2020-2A, D, 144A, 2.79%, 7/22/30	United States	325,000		329,469
[f,o]HPLY Trust, 2019-HIT, C, 144A, FRN, 1.762%, (1-Month USD LIBOR + 1.60%), 11/15/36	United States	86,057		80,417
[o]IXIS Real Estate Capital Trust, 2006-HE2, A3, FRN, 0.335%, (1-Month USD LIBOR + 0.16%), 8/25/36	United States	2,661,609		1,040,702
[f,o]JFIN CLO Ltd., 2017-1A, DR, 144A, FRN, 2.963%, (3-Month USD LIBOR + 2.65%), 3/15/26	United States	1,530,000		1,367,102
[f]Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	218,511		187,523
[f]Legacy Mortgage Asset Trust, 144A,
2019-GS3, A1, 3.75%, 4/25/59	United States	111,573		114,374
2020-GS1, A1, 2.882%, 10/25/59	United States	259,660		260,414

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f,o]LoanCore Issuer Ltd., 2018-CRE1, D, 144A, FRN, 3.112%, (1-Month USD LIBOR + 2.95%), 5/15/28	United States	1,600,000	$1,480,406
[f]Marlette Funding Trust, 144A,
2019-3A, A, 2.69%, 9/17/29	United States	85,266	86,028
2019-4A, B, 2.95%, 12/17/29	United States	290,000	290,861
[o]Merrill Lynch Mortgage Investors Trust Series, 2007-MLN1, A2D, FRN, 0.495%, (1-Month USD LIBOR + 0.32%), 3/25/37	United States	1,069,348	971,144
Morgan Stanley Mortgage Loan Trust,
[p]2004-11AR, 2A, FRN, 2.909%, 1/25/35	United States	404,724	388,017
2006-15XS, A3, 5.988%, 11/25/36	United States	2,331,355	885,684
[o]Mortgageit Mortgage Loan Trust, 2006-1, 2A1B, FRN, 0.455%, (1-Month USD LIBOR + 0.28%), 4/25/36	United States	864,941	279,087
[f,o]Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.925%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	2,000,000	1,860,374
[f]Navient Private Education Refi Loan Trust, 144A,
2019-FA, B, 3.12%, 8/15/68	United States	210,000	213,205
2019-GA, B, 3.08%, 10/15/68	United States	140,000	138,894
[f,o]Navistar Financial Dealer Note Master Owner Trust II, 2018-1, A, 144A, FRN, 0.805%, (1-Month USD LIBOR + 0.63%), 9/25/23	United States	60,000	59,993
[f,o]Neuberger Berman CLO XIV Ltd., 2020-14A, CR2, 144A, FRN, 2.147%, (3-Month USD LIBOR + 1.90%), 1/28/30	United States	410,000	399,712
[f,o]Neuberger Berman Loan Advisers CLO 30 Ltd., 2019-30A, E, 144A, FRN, 7.022%, (3-Month USD LIBOR + 6.75%), 1/20/31	United States	565,000	540,036
[f,o]NextGear Floorplan Master Owner Trust, 144A, FRN,
2017-2A, A1, 0.842%, (1-Month USD LIBOR + 0.68%), 10/17/22	United States	220,000	219,944
2018-1A, A1, 0.802%, (1-Month USD LIBOR + 0.64%), 2/15/23	United States	500,000	498,730
Nissan Auto Receivables Owner Trust,
2018-A, A3, 2.65%, 5/16/22	United States	113,870	114,708
[o]2018-C, A2B, FRN, 0.332%, (1-Month USD LIBOR + 0.17%), 10/15/21	United States	25,884	25,885
[o]Nomura Home Equity Loan Inc. Home Equity Loan Trust Series, 2006-WF1, M4, FRN, 0.545%, (1-Month USD LIBOR + 0.37%), 3/25/36	United States	1,299,304	1,169,670
[f,o]Octagon Investment Partners XXII Ltd., 2018-1A, CRR, 144A, FRN, 2.158%, (3-Month USD LIBOR + 1.90%), 1/22/30	United States	250,000	240,145
[f]OneMain Financial Issuance Trust, 144A,
2015-3A, B, 4.16%, 11/20/28	United States	155,000	156,900
2020-2A, C, 2.76%, 9/14/35	United States	100,000	101,071
[f]Oxford Finance Funding LLC, 2019-1A, A2, 144A, 4.459%, 2/15/27	United States	50,000	51,464
[f]Planet Fitness Master Issuer LLC, 2019-1A, A2, 144A, 3.858%, 12/05/49	United States	149,250	140,703
[f]Prestige Auto Receivables Trust, 2019-1A, E, 144A, 3.90%, 5/15/26	United States	100,000	98,859
[f]Progress Residential Trust, 2019-SFR1, E, 144A, 4.466%, 8/17/35	United States	115,000	118,616
RALI Series Trust, 2007-QS2, AP, zero cpn., 1/25/37	United States	189,619	132,388
[f,p]RBSSP Resecuritization Trust, 2009-12, 17A2, 144A, FRN, 3.581%, 10/25/35	United States	556,611	537,768
[f]RCO V Mortgage LLC, 2019-1, A1, 144A, 3.721%, 5/24/24	United States	155,390	156,695
[f,p]Readycap Commercial Mortgage Trust, 2015-2, E, 144A, FRN, 5.127%, 6/25/55	United States	1,590,000	1,395,374
Renaissance Home Equity Loan Trust, 2006-1, AF3, 5.608%, 5/25/36	United States	3,480,438	2,398,816

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]Republic Finance Issuance Trust, 2019-A, A, 144A, 3.43%, 11/22/27	United States	240,000	$240,775
Santander Drive Auto Receivables Trust,
2018-2, D, 3.88%, 2/15/24	United States	275,000	281,502
2018-3, D, 4.07%, 8/15/24	United States	210,000	215,542
2019-2, D, 3.22%, 7/15/25	United States	210,000	216,757
2020-1, D, 5.35%, 3/15/28	United States	230,000	247,342
2020-2, D, 2.22%, 9/15/26	United States	100,000	101,797
[o]Saxon Asset Securities Trust, 2005-4, M4, FRN, 0.795%, (1-Month USD LIBOR + 0.62%), 11/25/37	United States	2,546,895	1,664,762
[f]SCF Equipment Leasing LLC, 2018-1A, C, 144A, 4.21%, 4/20/27	United States	255,000	260,569
[f,p]Security National Mortgage Loan Trust, 2004-1A, AF3, 144A, FRN, 6.42%, 6/25/32	United States	1,949,104	1,704,809
[f,o]Silvermore CLO Ltd., 2014-1A, C, 144A, FRN, 3.73%, (3-Month USD LIBOR + 3.45%), 5/15/26	United States	1,250,000	1,180,480
[f]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	222,536	201,057
[o]SLM Private Credit Student Loan Trust, FRN,
2003-B, A3, 1.657%, (28-Day T-Bill + 1.00%), 3/15/33	United States	250,000	242,728
2003-B, A4, 1.657%, (28-Day T-Bill + 1.00%), 3/15/33	United States	50,000	48,750
[f,o]SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 0.912%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	73,304	72,704
[f]SoFi Consumer Loan Program Trust, 144A,
2018-1, B, 3.65%, 2/25/27	United States	100,000	102,937
2019-4, C, 2.84%, 8/25/28	United States	130,000	127,525
[f]SoFi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%, 1/26/38	United States	49,123	49,979
[o]Soundview Home Loan Trust, 2006-WF2, M3, FRN, 0.625%, (1-Month USD LIBOR + 0.45%), 12/25/36	United States	1,744,207	1,730,733
[f]Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	United States	164,302	103,655
[f]Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	123,125	131,811
[f,o]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.813%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	1,650,000	1,627,942
[f,o]Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 4.562%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	4,375
[f]Taco Bell Funding LLC, 2018-1A, A2II, 144A, 4.94%, 11/25/48	United States	186,675	202,754
[f]TAL Advantage V LLC, 2013-2A, A, 144A, 3.55%, 11/20/38	United States	32,500	32,822
[f,o]TICP CLO II-2 Ltd., 2018-IIA, C, 144A, FRN, 3.195%, (3-Month USD LIBOR + 2.95%), 4/20/28	United States	1,020,000	956,801
[f,p]Towd Point Mortgage Trust, 2015-2, 1A13, 144A, FRN, 2.50%, 11/25/60	United States	50,268	50,747
[f,o]TPG Real Estate Finance Issuer Ltd., 2018-FL2, C, 144A, FRN, 2.462%, (1-Month USD LIBOR + 2.30%), 11/15/37	United States	1,500,000	1,422,750
[f,o]TRTX Issuer Ltd., 2019-FL3, B, 144A, FRN, 1.912%, (1-Month USD LIBOR + 1.75%), 10/15/34	United States	1,300,000	1,241,589
[f,o]VERDE CLO Ltd., 2019-1A, E, 144A, FRN, 7.175%, (3-Month USD LIBOR + 6.90%), 4/15/32	United States	340,000	314,932
[f]Vericrest Opportunity Loan Trust, 2019-NPL5, A1A, 144A, 3.352%, 9/25/49	United States	276,994	277,406
[f,o]VMC Finance LLC, 2019-FL3, C, 144A, FRN, 2.212%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	549,585	526,435
[f]VOLT LXXXIII LLC, 2019-NPL9, A1A, 144A, 3.327%, 11/26/49	United States	80,534	80,293
[f,p]WaMu Commercial Mortgage Securities Trust, 2007-SL2, G, 144A, FRN, 3.609%, 12/27/49	United States	2,866,101	2,130,321

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[p]Wells Fargo Mortgage Backed Securities Trust, 2007-AR6, A2, FRN, 3.561%, 10/25/37	United States	249,009	$231,172
[f]Wendy’s Funding LLC, 2018-1A, A2II, 144A, 3.884%, 3/15/48	United States	214,500	226,375
[f,o]York CLO-6 Ltd., 2019-1A, D, 144A, FRN, 4.258%, (3-Month USD LIBOR + 4.00%), 7/22/32	United States	455,000	455,339

			68,676,491

Equity Real Estate Investment Trusts (REITs) 0.1%
[f]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	278,580
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	111,958
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	231,932
[f]Colony American Finance Ltd., 2015-1, D, 144A, 5.649%, 10/15/47	United States	115,000	116,711
[f]Diamond Resorts Owner Trust, 144A,
2017-1A, C, 6.07%, 10/22/29	United States	26,737	26,847
2018-1, C, 4.53%, 1/21/31	United States	69,247	68,599
2019-1A, B, 3.53%, 2/20/32	United States	70,678	70,668

			905,295

Hotels, Restaurants & Leisure 0.0%†
[f]Arbys Funding LLC, 2020-1A, A2, 144A, 3.237%, 7/30/50	United States	100,000	103,321

Mortgage Real Estate Investment Trusts (REITs) 1.2%
[f,p]Ajax Mortgage Loan Trust, 2017-B, A, 144A, FRN, 3.163%, 9/25/56	United States	89,931	90,374
[o]American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 0.455%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	198,974	178,228
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	5,439	5,478
Banc of America Funding Trust,
2003-1, B2, 6.00%, 5/20/33	United States	288,712	211,382
2007-4, 5A1, 5.50%, 11/25/34	United States	76,274	76,048
[p]Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 3.711%, 2/25/35	United States	4,529	4,499
[f,o]BCAP LLC Trust, 2012-RR4, 9A7, 144A, FRN, 0.252%, (1-Month USD LIBOR + 0.08%), 11/26/36	United States	508,789	475,588
[p]Bear Stearns ARM Trust, 2007-4, 12A1, FRN, 4.024%, 5/25/37	United States	1,775,612	1,694,118
[f]Citigroup Mortgage Loan Trust, 144A,
[p]2009-10, 6A2, FRN, 2.743%, 9/25/34	United States	28,169	28,069
[p]2018-A, A1, FRN, 4.00%, 1/25/68	United States	90,537	91,004
2018-C, A1, 4.125%, 3/25/59	United States	147,256	149,929
[p]2019-B, A1, FRN, 3.258%, 4/25/66	United States	103,490	104,420
2019-E, A1, 3.228%, 11/25/70	United States	238,706	242,563
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	35,888	37,526
2004-16CB, 1A1, 5.50%, 7/25/34	United States	22,335	23,185
2004-16CB, 3A1, 5.50%, 8/25/34	United States	22,880	23,779
2004-3T1, M, 6.00%, 5/25/34	United States	255,045	208,388
2004-J10, 2CB1, 6.00%, 9/25/34	United States	64,217	67,744
2005-J1, 2A1, 5.50%, 2/25/25	United States	3,409	3,495
2005-J14, A3, 5.50%, 12/25/35	United States	369,973	303,870
2006-6CB, 2A11, 5.50%, 5/25/36	United States	323,527	198,030
[o]Countrywide Asset-Backed Certificates, 2005-15, M3, FRN, 0.695%, (1-Month USD LIBOR + 0.52%), 4/25/36	United States	2,340,000	1,965,719
[p]Countrywide Home Loans Mortgage Pass-Through Trust, 2004-HYB4, 2A1, FRN, 2.919%, 9/20/34	United States	50,254	48,676

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
2002-10, 1B, 7.00%, 5/25/32	United States	153,420		$136,640
2003-27, 4A4, 5.75%, 11/25/33	United States	17,570		18,522
2005-8, 1A3, 5.25%, 9/25/35	United States	119,442		117,857
[f]CSMC OA LLC, 144A,
2014-USA, A2, 3.953%, 9/15/37	United States	150,000		150,980
[d]2014-USA, E, 4.373%, 9/15/37	United States	400,000		246,316
[o]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 0.491%, (1-Month USD LIBOR + 0.33%), 9/19/45	United States	37,519		28,082
[i,o]Dukinfield II PLC, 2016-2, A, FRN, Reg S, 1.432%, (3-Month GBP LIBOR + 1.25%), 12/20/52	United Kingdom	148,329	GBP	198,808
[o]FHLMC Structured Agency Credit Risk Debt Notes, FRN,
2015-DNA1, M2, 2.025%, (1-Month USD LIBOR + 1.85%), 10/25/27	United States	14,170		14,175
2015-DNA1, M3, 3.475%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	250,000		256,319
[d,f,p]GS Mortgage Securities Trust, 2011-GC5, D, 144A, FRN, 5.555%, 8/10/44	United States	195,000		152,206
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	8,573		8,665
[p]2005-AR6, 4A5, FRN, 3.258%, 9/25/35	United States	43,247		43,056
[o]Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 0.801%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	87,490		81,183
IndyMac INDX Mortgage Loan Trust, FRN,
[o]2004-AR12, A1, 0.955%, (1-Month USD LIBOR + 0.78%), 12/25/34	United States	1,859,285		1,522,827
[o]2004-AR7, A5, 1.395%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	45,695		41,914
[p]2005-AR11, A3, 3.244%, 8/25/35	United States	48,290		42,780
[o]2006-AR2, 2A1, 0.385%, (1-Month USD LIBOR + 0.21%), 2/25/46	United States	212,311		170,816
[f,o]Invitation Homes Trust, 144A, FRN,
2018-SFR1, E, 2.162%, (1-Month USD LIBOR + 2.00%), 3/17/37	United States	99,986		99,943
2018-SFR2, E, 2.162%, (1-Month USD LIBOR + 2.00%), 6/17/37	United States	200,000		199,865
[p]JPMorgan Alternative Loan Trust, 2006-A2, 2A2, FRN, 3.701%, 5/25/36	United States	1,763,471		1,408,014
JPMorgan Mortgage Trust,
2004-S1, 2A1, 6.00%, 9/25/34	United States	89,226		95,087
[p]2007-A1, 4A2, FRN, 2.962%, 7/25/35	United States	2,487		2,447
[o]Lehman XS Trust Series, 2006-2N, 1A1, FRN, 0.435%, (1-Month USD LIBOR + 0.26%), 2/25/46	United States	38,099		33,661
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	142,829		146,849
2004-8, 2A1, 6.00%, 9/25/34	United States	42,510		44,169
[p]Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 3.014%, 5/25/36	United States	2,978		2,939
[f,p]Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.661%, 6/15/44	United States	150,000		93,027
[f]PRPM LLC, 2019-4A, A1, 144A, 3.351%, 11/25/24	United States	104,979		105,656
[p]RFMSI Trust, 2005-SA1, 1A1, FRN, 4.539%, 3/25/35	United States	100,136		67,201
[o]Securitized Asset Backed Receivables LLC Trust, 2006-WM4, A2C, FRN, 0.335%, (1-Month USD LIBOR + 0.16%), 11/25/36	United States	3,707,151		1,513,925
[o]Structured ARM Loan Trust, 2005-14, A1, FRN, 0.485%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	232,554		169,368

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[f,p]Wells Fargo Commercial Mortgage Trust, 2019-JWDR, C, 144A, FRN, 3.139%, 9/15/31	United States	290,000	$275,522
[p]WF-RBS Commercial Mortgage Trust, FRN,
[f]2011-C2, D, 144A, 5.85%, 2/15/44	United States	35,000	34,677
[f]2011-C3, D, 144A, 5.853%, 3/15/44	United States	90,000	44,558
[f]2012-C6, D, 144A, 5.766%, 4/15/45	United States	150,000	147,923
2012-C7, C, 4.965%, 6/15/45	United States	25,000	18,071
[d,f]2012-C7, E, 144A, 4.965%, 6/15/45	United States	75,000	30,725

			13,996,885

Thrifts & Mortgage Finance 0.1%
[f,o]BX Commercial Mortgage Trust, 2019-XL, E, 144A, FRN, 1.962%, (1-Month USD LIBOR + 1.80%), 10/15/36	United States	1,234,087	1,228,140

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $88,446,672)			85,777,013

Municipal Bonds in Reorganization 0.5%
Puerto Rico 0.5%
[j]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/39	United States	715,000	473,688
5.00%, 7/01/41	United States	1,000,000	626,250
[j]Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	7,155,000	4,373,494
[j]Puerto Rico Electric Power Authority Power Revenue,
[b]A-RSA-1, 5.00%, 7/01/42	United States	563,000	388,470
[b]TT-RSA-1, 5.00%, 7/01/37	United States	295,000	203,550
WW-RSA-1, 5.25%, 7/01/33	United States	10,000	6,912
XX, 5.25%, 7/01/40	United States	40,000	27,650

Total Municipal Bonds in Reorganization (Cost $5,357,012)			6,100,014

	Number of Contracts	Notional Amount#
Options Purchased 0.1%
Calls – Exchange-Traded 0.0%†
Avadel Pharmaceuticals PLC, September Strike Price $10.00, Expires 9/18/20	56	5,600	504
The Chefs’ Warehouse Inc., October Strike Price $17.50, Expires 10/16/20	28	2,800	2,100
DJ EURO STOXX 50 Index, September Strike Price 3,500.00 EUR, Expires 9/18/20	60	600	2,076
DJ EURO STOXX 50 Index, September Strike Price 3,525.00 EUR, Expires 9/18/20	208	2,080	5,213
DJ EURO STOXX Banks, October Strike Price 67.50 EUR, Expires 10/16/20	110	5,500	7,876
DJ EURO STOXX Banks, October Strike Price 70.00 EUR, Expires 10/16/20	110	5,500	4,594
DJ EURO STOXX Banks, December Strike Price 65.00 EUR, Expires 12/18/20	110	5,500	23,300
HP Inc., October Strike Price $17.00, Expires 10/16/20	331	33,100	92,680
HP Inc., October Strike Price $19.00, Expires 10/16/20	97	9,700	13,192
HP Inc., October Strike Price $20.00, Expires 10/16/20	348	34,800	27,492

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Purchased (continued)
Calls – Exchange-Traded (continued)
Kansas City Southern, September Strike Price $185.00, Expires 9/18/20	39	3,900		$21,840
Kansas City Southern, December Strike Price $185.00, Expires 12/18/20	39	3,900		46,800
Karyopharm Therapeutics Inc., September Strike Price $20.00, Expires 9/18/20	28	2,800		140
KBR Inc., September Strike Price $25.00, Expires 9/18/20	50	5,000		3,650
Live Nation Entertainment Inc., October Strike Price $60.00, Expires 10/16/20	43	4,300		13,373
Live Nation Entertainment Inc., October Strike Price $65.00, Expires 10/16/20	34	3,400		5,882
MongoDB Inc., September Strike Price $250.00, Expires 9/18/20	5	500		5,150
S&P 500 Index, December Strike Price $3,400.00, Expires 12/18/20	7	700		169,120
Sabre Corp., October Strike Price $10.00, Expires 10/16/20	56	5,600		1,120
Sabre Corp., October Strike Price $11.00, Expires 10/16/20	56	5,600		560
Slack Technologies Inc., September Strike Price $38.00, Expires 9/18/20	39	3,900		4,758
STOXX Europe 600 Automobiles & Parts Index, December Strike Price 500.00 EUR, Expires 12/18/20	100	5,000		25,657
Taubman Centers Inc., December Strike Price $45.00, Expires 12/18/20	39	3,900		7,410
Vodafone Group PLC, September Strike Price 1.20 GBP, Expires 9/18/20	308	308,000		2,059

				486,546

Calls – Over-the-Counter 0.0%†
Currency Options 0.0%†
EUR/USD, Counterparty JPHQ, September Strike Price $1.16, Expires 9/03/20	1	1,870,000	EUR	57,692
NZD/USD, Counterparty JPHQ, September Strike Price $0.65, Expires 9/02/20	1	3,200,000	NZD	75,521

				133,213

Puts – Exchange-Traded 0.1%
10-Year U.S. Treasury Note Futures, November Strike Price $137.00, Expires 11/20/20	291	291,000		100,031
Bombardier Inc., B, January Strike Price 1.00 CAD, Expires 1/15/21	435	43,500		18,343
DJ EURO STOXX 50 Index, September Strike Price 3,150.00 EUR, Expires 9/18/20	63	630		25,486
Inseego Corp., September Strike Price $7.50, Expires 9/18/20	40	4,000		120
S&P 500 Index, October Strike Price $3,300.00, Expires 10/16/20	10	1,000		48,600
STOXX Europe 600 Food & Beverage Index, December Strike Price 760.00 EUR, Expires 12/18/20	100	5,000		527,459
Tiffany & Co., January Strike Price $85.00, Expires 1/15/21	29	2,900		4,930
Tiffany & Co., January Strike Price $105.00, Expires 1/15/21	29	2,900		11,890
Tiffany & Co., January Strike Price $115.00, Expires 1/15/21	29	2,900		17,980
Tiffany & Co., January Strike Price $120.00, Expires 1/15/21	59	5,900		42,775
Vodafone Group PLC, September Strike Price 1.10 GBP, Expires 9/18/20	530	530,000		17,712

				815,326

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Purchased (continued)
Puts - Over-the-Counter 0.0%†
Casino Guichard-Perrachon SA, Counterparty BOFA, December Strike Price 20.00 EUR, Expires 12/18/20	27	2,700		$5,413

Total Options Purchased (Cost $1,247,923)				1,440,498

Total Investments before Short Term Investments (Cost $715,902,423)				877,649,616

	Country	Principal Amount*

Short Term Investments 24.6%

Convertible Bonds 0.3%
Biotechnology 0.1%
BioMarin Pharmaceutical Inc., senior sub. note, 1.50%, 10/15/20	United States	907,000		910,437

Health Care Equipment & Supplies 0.1%
[b]NuVasive Inc., senior note, 2.25%, 3/15/21	United States	1,272,000		1,357,860

Software 0.1%
[b]Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	1,558,000		1,578,501

Total Convertible Bonds (Cost $3,784,216)				3,846,798

Corporate Bonds and Notes (Cost $83,648) 0.0%†
Specialty Retail 0.0%†
L Brands Inc., senior bond, 6.625%, 4/01/21	United States	88,000		90,596

Credit-Linked Notes 0.1%
[d,f]Citigroup Global Markets Holdings Inc., senior note, (Egypt), 144A, zero cpn., 10/22/20	Egypt	13,921,000	EGP	861,038
[f,i]HSBC Bank PLC, senior note, (Egypt), 144A, Reg S, zero cpn., 10/15/20	Egypt	6,950,000	EGP	431,514

Total Credit-Linked Notes (Cost $1,283,955)				1,292,552

		Shares

Money Market Funds 20.8%
[r,s]Dreyfus Government Cash Management, Institutional, 0.04%	United States	20,820,559		20,820,559
[r]Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	223,696,248		223,696,248

Total Money Market Funds (Cost $244,516,807)				244,516,807

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount#	Value
Short Term Investments (continued)

Repurchase Agreements (Cost $18,412,797) 1.6%
[t]Joint Repurchase Agreement, 0.068%, 9/01/20 (Maturity Value $18,412,831)	United States	18,412,797	$18,412,797

BNP Paribas Securities Corp. (Maturity Value $13,924,703)
Deutsche Bank Securities Inc. (Maturity Value $1,375,623)

HSBC Securities (USA) Inc. (Maturity Value $3,112,505)
Collateralized by U.S. Government Agency Securities, 3.00% - 5.00%,
11/20/42 - 7/20/50; U.S. Government Agency Strips, 8/15/22 - 11/15/43;
[u]U.S. Treasury Bills, 1/19/21; and U.S. Treasury Notes, 1.75% , 5/31/22
(valued at $18,791,369)

Investments from Cash Collateral Received for Loaned Securities 0.2%

		Shares
Money Market Funds 0.2%
[r,v]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	1,992,000	1,992,000

		Principal Amount*
Repurchase Agreements 0.0%†
[t]Joint Repurchase Agreement, 0.07%, 9/01/20 (Maturity Value $498,987)	United States	498,986	498,986

J.P. Morgan Securities LLC
Collateralized by [u]U.S. Treasury Bills, 9/08/20 (valued at $508,967)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $2,490,986)			2,490,986

U.S. Government and Agency Securities 1.6%
[u]U.S. Treasury Bill, zero cpn.,
[b]9/24/20	United States	12,700,000	12,699,432
11/19/20	United States	785,000	784,849
11/27/20	United States	1,590,000	1,589,645
12/03/20	United States	850,000	849,781
12/24/20	United States	825,000	824,732
1/07/21	United States	1,235,000	1,234,539
7/15/21	United States	1,280,000	1,278,746

Total U.S. Government and Agency Securities (Cost $19,257,469)			19,261,724

Total Investments (Cost $1,005,732,301) 99.3%			1,167,561,876
Options Written (0.2)%			(1,674,739)
Securities Sold Short (21.8)%			(256,552,840)
Other Assets, less Liabilities 22.7%			266,331,459

Net Assets 100.0%			$1,175,665,756

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (0.2)%

Calls - Exchange-Traded (0.1)%
10-Year U.S. Treasury Note Futures, November Strike Price $140.50, Expires 11/20/20	97	97,000	$(48,500)
Altria Group Inc., October Strike Price $45.00, Expires 10/16/20	1	100	(84)
Applied Materials Inc., October Strike Price $70.00, Expires 10/16/20	1	100	(83)
AT&T Inc., October Strike Price $31.00, Expires 10/16/20	2	200	(72)
Bristol-Myers Squibb Co., October Strike Price $65.00, Expires 10/16/20	1	100	(91)
Chevron Corp., October Strike Price $97.50, Expires 10/16/20	1	100	(49)
Citigroup Inc., October Strike Price $55.00, Expires 10/16/20	1	100	(164)
Comcast Corp., October Strike Price $45.00, Expires 10/16/20	1	100	(150)
DJ EURO STOXX Banks, December Strike Price 75.00 EUR, Expires 12/18/20	110	5,500	(6,235)
eBay Inc., October Strike Price $65.00, Expires 10/16/20	1	100	(45)
E-Mini S&P 500 Futures, September Strike Price $3,200.00, Expires 9/18/20	6	300	(92,940)
E-Mini S&P 500 Futures, September Strike Price $3,360.00, Expires 9/18/20	14	700	(113,820)
Enterprise Products Partners LP, October Strike Price $20.00, Expires 10/16/20	4	400	(48)
HP Inc., October Strike Price $20.00, Expires 10/16/20	3	300	(237)
The Kroger Co., October Strike Price $39.00, Expires 10/16/20	2	200	(150)
Livongo Health Inc., November Strike Price $100.00, Expires 11/20/20	42	4,200	(163,800)
Merck & Co. Inc., October Strike Price $90.00, Expires 10/16/20	1	100	(102)
MetLife Inc., October Strike Price $42.50, Expires 10/16/20	1	100	(57)
NASDAQ 100 E-Mini, September Strike Price $10,200.00, Expires 9/18/20	8	160	(309,280)
NortonLifeLock Inc., October Strike Price $25.00, Expires 10/16/20	2	200	(148)
Oracle Corp., October Strike Price $60.00, Expires 10/16/20	1	100	(158)
Principia Biopharma Inc., November Strike Price $100.00, Expires 11/20/20	185	18,500	(6,475)
PulteGroup Inc., October Strike Price $50.00, Expires 10/16/20	1	100	(85)
STOXX Europe 600 Food & Beverage Index, December Strike Price 760.00 EUR, Expires 12/18/20	100	5,000	(7,757)
Tiffany & Co., January Strike Price $130.00, Expires 1/15/21	29	2,900	(7,975)
Truist Financial Corp., October Strike Price $42.50, Expires 10/16/20	1	100	(95)
The Williams Cos. Inc., October Strike Price $23.00, Expires 10/16/20	2	200	(40)

			(758,640)

Calls – Over-the-Counter (0.0)%†

Currency Options (0.0)%†
USD/BRL, Counterparty JPHQ, October Strike Price 4.75 BRL, Expires 10/08/20	1	1,210,000	(162,867)
USD/ZAR, Counterparty JPHQ, November Strike Price 19.75 ZAR, Expires 11/19/20	1	137,750	(499)

			(163,366)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Written (continued)

Puts—Exchange-Traded (0.1)%
10-Year U.S. Treasury Note Futures, November Strike Price $134.00, Expires 11/20/20	291	291,000		$(27,281)
Cardtronics PLC, September Strike Price $20.00, Expires 9/18/20	43	4,300		(2,150)
DJ EURO STOXX 50 Index, September Strike Price 2,925.00 EUR, Expires 9/18/20	13	130		(1,396)
DJ EURO STOXX 50 Index, September Strike Price 3,200.00 EUR, Expires 9/18/20	60	600		(32,292)
DJ EURO STOXX Banks, October Strike Price 57.50 EUR, Expires 10/16/20	220	11,000		(21,003)
E-Mini S&P 500 Futures, September Strike Price $3,000.00, Expires 9/18/20	6	300		(1,560)
Kansas City Southern, September Strike Price $165.00, Expires 9/18/20	39	3,900		(4,290)
Kansas City Southern, December Strike Price $165.00, Expires 12/18/20	39	3,900		(25,935)
Live Nation Entertainment Inc., October Strike Price $45.00, Expires 10/16/20	34	3,400		(2,720)
Live Nation Entertainment Inc., January Strike Price $40.00, Expires 1/15/21	43	4,300		(7,525)
S&P 500 Index, October Strike Price $2,900.00, Expires 10/16/20	10	1,000		(17,000)
S&P 500 Index, December Strike Price $1,900.00, Expires 12/18/20	8	800		(6,400)
S&P 500 Index, December Strike Price $2,400.00, Expires 12/18/20	6	600		(11,940)
STOXX Europe 600 Automobiles & Parts Index, December Strike Price 500.00 EUR, Expires 12/18/20	100	5,000		(523,282)
Taubman Centers Inc., December Strike Price $30.00, Expires 12/18/20	36	3,600		(12,960)
Tiffany & Co., January Strike Price $90.00, Expires 1/15/21	29	2,900		(7,975)
Tiffany & Co., January Strike Price $100.00, Expires 1/15/21	103	10,300		(36,050)

				(741,759)

Puts – Over-the-Counter (0.0)%†

Currency Options (0.0)%†
NZD/USD, Counterparty JPHQ, September Strike Price $0.60, Expires 9/02/20	1	3,200,000	NZD	—
USD/BRL, Counterparty JPHQ, October Strike Price 4.50 BRL, Expires 10/08/20	1	366,667		(27)
USD/RUB, Counterparty JPHQ, November Strike Price 70.80 RUB, Expires 11/20/20	1	394,000		(3,336)
USD/ZAR, Counterparty JPHQ, November Strike Price 17.00 ZAR, Expires 11/19/20	1	275,500		(7,611)

				(10,974)

Total Options Written (Premiums Received $1,236,883)				(1,674,739)

	Country	Shares

Securities Sold Short (21.8)%

Common Stocks (10.2)%
Aerospace & Defense (0.2)%
Heico Corp.	United States	7,703		(846,714)
Lockheed Martin Corp.	United States	582		(227,131)
Northrop Grumman Corp.	United States	2,430		(832,542)
TransDigm Group Inc.	United States	1,858		(928,387)

				(2,834,774)

Air Freight & Logistics (0.2)%
Air Transport Services Group Inc.	United States	22,636		(575,407)
Atlas Air Worldwide Holdings Inc.	United States	21,994		(1,240,242)

				(1,815,649)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Airlines (0.3)%
Air Canada, B	Canada	58,355	$(787,402)
American Airlines Group Inc.	United States	95,671	(1,248,507)
Copa Holdings SA, A	Panama	18,641	(992,633)

			(3,028,542)

Auto Components (0.2)%
BorgWarner Inc.	United States	53,045	(2,153,097)

Automobiles (0.1)%
Ferrari NV	Italy	1,324	(257,849)
Winnebago Industries Inc.	United States	14,622	(789,296)

			(1,047,145)

Biotechnology (0.5)%
Apellis Pharmaceuticals Inc.	United States	20,678	(637,503)
BioMarin Pharmaceutical Inc.	United States	2,124	(165,736)
Bridgebio Pharma Inc.	United States	25,094	(749,307)
Coherus Biosciences Inc.	United States	46,252	(877,400)
Flexion Therapeutics Inc.	United States	30,536	(356,050)
Gossamer Bio Inc.	United States	28,077	(390,270)
Insmed Inc.	United States	16,539	(466,234)
Intercept Pharmaceuticals Inc.	United States	8,544	(426,175)
Ironwood Pharmaceuticals Inc., A	United States	87,587	(884,629)
Karyopharm Therapeutics Inc.	United States	46,890	(713,197)
Ligand Pharmaceuticals Inc.	United States	727	(74,154)
Radius Health Inc.	United States	9,688	(119,937)

			(5,860,592)

Building Products (0.0)%†
Patrick Industries Inc.	United States	10,430	(586,270)

Capital Markets (0.1)%
The Charles Schwab Corp.	United States	23,758	(844,122)

Construction Materials (0.0)%†
Martin Marietta Materials Inc.	United States	2,429	(492,771)

Consumer Finance (0.3)%
Encore Capital Group Inc.	United States	58,299	(2,678,256)
EZCORP Inc., A	United States	53,909	(290,030)
PRA Group Inc.	United States	11,137	(519,820)

			(3,488,106)

Diversified Consumer Services (0.0)%†
Chegg Inc.	United States	3,395	(250,347)
K12 Inc.	United States	10,107	(376,082)

			(626,429)

Diversified Financial Services (0.0)%†
Element Fleet Management Corp.	Canada	53,904	(443,432)

Diversified Telecommunication Services (0.0)%†
Liberty Latin America Ltd., C	Chile	22,602	(215,623)

Electric Utilities (0.1)%
NextEra Energy Inc.	United States	2,413	(673,637)

Electronic Equipment, Instruments & Components (0.3)%
II-VI Inc.	United States	23,334	(1,038,363)
Knowles Corp.	United States	22,317	(336,094)
OSI Systems Inc.	United States	5,386	(424,147)
TTM Technologies Inc.	United States	131,497	(1,506,956)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	United States	2,579	$(41,238)

			(3,346,798)

Energy Equipment & Services (0.0)%†
Helix Energy Solutions Group Inc.	United States	19,950	(71,421)
SEACOR Holdings Inc.	United States	1,616	(51,082)

			(122,503)

Entertainment (0.1)%
Cinemark Holdings Inc.	United States	44,211	(647,691)
Spotify Technology SA	United States	357	(100,731)

			(748,422)

Equity Real Estate Investment Trusts (REITs) (0.3)%
Colliers International Group Inc.	Canada	12,604	(798,337)
Innovative Industrial Properties Inc., A	United States	22,530	(2,773,218)
SL Green Realty Corp.	United States	1,659	(77,575)

			(3,649,130)

Food & Staples Retailing (0.0)%†
The Chefs’ Warehouse Inc.	United States	14,259	(211,176)

Health Care Equipment & Supplies (0.5)%
CONMED Corp.	United States	8,111	(700,060)
Cryoport Inc.	United States	30,283	(1,680,101)
Envista Holdings Corp., W	United States	55,281	(1,326,191)
Integra Lifesciences Holdings Corp.	United States	7,692	(367,601)
Livanova PLC	United States	664	(31,142)
Nevro Corp.	United States	5,904	(812,036)
NuVasive Inc.	United States	12,089	(630,199)
Varex Imaging Corp.	United States	24,685	(273,757)

			(5,821,087)

Health Care Providers & Services (0.1)%
1life Healthcare Inc.	United States	14,654	(427,457)
Petiq Inc., A	United States	31,843	(1,120,237)

			(1,547,694)

Health Care Technology (0.5)%
Allscripts Healthcare Solutions Inc.	United States	69,111	(617,161)
Health Catalyst Inc.	United States	27,145	(846,381)
Tabula Rasa HealthCare Inc.	United States	18,134	(917,581)
Teladoc Health Inc.	United States	14,510	(3,129,662)

			(5,510,785)

Hotels, Restaurants & Leisure (1.1)%
Bloomin’ Brands Inc.	United States	85,289	(1,223,044)
Caesars Entertainment Inc.	United States	57,841	(2,649,118)
Chipotle Mexican Grill Inc., A	United States	283	(370,809)
[f]Evolution Gaming Group AB, 144A	Sweden	58,790	(4,400,431)
Hilton Worldwide Holdings Inc.	United States	2,780	(251,201)
Marriott Vacations Worldwide Corp.	United States	5,909	(559,405)
Norwegian Cruise Line Holdings Ltd.	United States	117,341	(2,007,704)
Royal Caribbean Cruises Ltd.	United States	5,679	(390,942)
Shake Shack Inc., A	United States	1,763	(120,325)
Wingstop Inc.	United States	3,259	(532,521)

			(12,505,500)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Insurance (0.7)%
Aon PLC, A	United States	38,952	$(7,790,011)

Interactive Media & Services (0.1)%
Zillow Group Inc., C	United States	15,525	(1,331,424)

Internet & Direct Marketing Retail (0.5)%
[f]Takeaway.com NV, 144A	Netherlands	48,460	(5,392,507)
Wayfair Inc., A	United States	2,007	(595,196)

			(5,987,703)

IT Services (0.4)%
CSG Systems International Inc.	United States	7,866	(334,856)
I3 Verticals Inc., A	United States	21,192	(591,045)
KBR Inc.	United States	46,681	(1,166,558)
MongoDB Inc., A	United States	4,315	(1,008,847)
Okta Inc., A	United States	3,194	(687,892)
Perficient Inc.	United States	16,056	(688,963)
Sabre Corp.	United States	42,312	(295,761)
Square Inc., A	United States	924	(147,433)

			(4,921,355)

Machinery (0.1)%
Chart Industries Inc.	United States	12,331	(810,393)
The Greenbrier Cos. Inc.	United States	5,477	(148,919)
Lincoln Electric Holdings Inc.	United States	766	(74,080)
The Middleby Corp.	United States	3,282	(321,308)
SKF AB, B	Sweden	1,815	(36,303)

			(1,391,003)

Marine (0.0)%†
Kirby Corp.	United States	6,570	(278,831)
Kuehne + Nagel International AG	Switzerland	980	(190,012)

			(468,843)

Media (0.4)%
Liberty Media Corp., C	United States	19,777	(770,908)
Live Nation Entertainment Inc.	United States	43,015	(2,443,252)
Sirius XM Holdings Inc.	United States	114,114	(669,849)
Snap Inc., A	United States	39,299	(887,764)

			(4,771,773)

Metals & Mining (0.1)%
Endeavour Mining Corp.	Ivory Coast	9,278	(257,211)
Ivanhoe Mines Ltd., A	Canada	7,196	(28,412)
Pretium Resources Inc.	Canada	29,931	(383,715)

			(669,338)

Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Arbor Realty Trust Inc.	United States	18,300	(207,156)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	2,718	(115,406)
PennyMac Mortgage Investment Trust	United States	20,198	(346,194)
Redwood Trust Inc.	United States	19,418	(134,567)

			(803,323)

Oil, Gas & Consumable Fuels (0.2)%
Chevron Corp.	United States	23,660	(1,985,784)
SFL Corp. Ltd.	Norway	7,283	(63,945)

			(2,049,729)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Personal Products (0.1)%
Herbalife Nutrition Ltd.	United States	23,129	$(1,136,790)

Pharmaceuticals (0.3)%
Aerie Pharmaceuticals Inc.	United States	20,474	(225,214)
Aphria Inc.	Canada	51,483	(250,722)
Aurora Cannabis Inc.	Canada	378	(3,704)
Avadel Pharmaceuticals PLC, ADR	United States	58,715	(429,207)
Canopy Growth Corp.	Canada	8,824	(145,516)
Collegium Pharmaceutical Inc.	United States	25,659	(489,061)
Innoviva Inc.	United States	22,395	(262,245)
Jazz Pharmaceuticals PLC	United States	5,392	(724,631)
Pacira Biosciences Inc.	United States	2,600	(162,552)
Revance Therapeutics Inc.	United States	26,933	(787,252)
Theravance Biopharma Inc.	Cayman Islands	6,392	(117,165)

			(3,597,269)

Professional Services (0.1)%
FTI Consulting Inc.	United States	7,868	(902,932)

Real Estate Management & Development (0.2)%
Redfin Corp.	United States	37,346	(1,776,549)
Tricon Residential Inc., Common Subscription Receipt	Canada	4,165	(35,189)

			(1,811,738)

Semiconductors & Semiconductor Equipment (0.4)%
Advanced Micro Devices Inc.	United States	1,336	(121,336)
Analog Devices Inc.	United States	9,680	(1,131,398)
Enphase Energy Inc.	United States	878	(67,808)
Impinj Inc.	United States	19,779	(483,597)
Microchip Technology Inc.	United States	6,817	(747,825)
NVIDIA Corp.	United States	182	(97,366)
Rambus Inc.	United States	27,388	(367,821)
Silicon Laboratories Inc.	United States	1,789	(183,211)
SMART Global Holdings Inc.	United States	23,795	(599,634)
Synaptics Inc.	United States	13,337	(1,138,046)

			(4,938,042)

Software (1.2)%
8x8 Inc.	United States	28,263	(477,080)
Alteryx Inc., A	United States	592	(71,531)
Avaya Holdings Corp.	United States	29,048	(450,825)
Coupa Software Inc.	United States	2,693	(882,604)
CyberArk Software Ltd.	United States	2,368	(261,664)
Envestnet Inc.	United States	14,338	(1,189,911)
Everbridge Inc.	United States	8,438	(1,253,971)
FireEye Inc.	United States	13,284	(195,009)
Five9 Inc.	United States	5,938	(756,739)
J2 Global Inc.	United States	3,555	(248,815)
LivePerson Inc.	United States	38,343	(2,287,543)
Nice Ltd., ADR	Israel	24	(5,516)
Nuance Communications Inc.	United States	42,916	(1,285,763)
Nutanix Inc., A	United States	6,633	(190,433)
Palo Alto Networks Inc.	United States	871	(224,204)
Pluralsight Inc., A	United States	12,740	(243,844)
PROS Holdings Inc.	United States	6,478	(252,642)
SailPoint Technologies Holding Inc.	United States	34,647	(1,359,202)
Slack Technologies Inc., A	United States	25,274	(829,998)
Verint Systems Inc.	United States	2,274	(108,151)
Workiva Inc., A	United States	6,081	(358,779)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Software (continued)
Zscaler Inc.	United States	6,106	$(875,234)

			(13,809,458)

Specialty Retail (0.2)%
National Vision Holdings Inc.	United States	32,196	(1,209,604)
RH	United States	4,590	(1,517,224)

			(2,726,828)

Technology Hardware, Storage & Peripherals (0.0)%†
Pure Storage Inc., A	United States	22,446	(342,526)

Textiles, Apparel & Luxury Goods (0.1)%
LVMH Moet Hennessy Louis Vuitton SE	France	343	(161,080)
Under Armour Inc., C	United States	79,811	(706,327)

			(867,407)

Thrifts & Mortgage Finance (0.0)%†
LendingTree Inc.	United States	562	(173,624)

Tobacco (0.0)%†
Turning Point Brands Inc.	United States	12,701	(367,059)

Trading Companies & Distributors (0.1)%
Kaman Corp.	United States	14,483	(669,839)
SiteOne Landscape Supply Inc.	United States	999	(124,925)
WESCO International Inc.	United States	11,052	(517,786)

			(1,312,550)

Transportation Infrastructure (0.0)%†
Westshore Terminals Investment Corp.	Canada	9,261	(117,435)

Total Common Stocks (Proceeds $112,520,830)			(119,861,444)

Exchange Traded Funds (11.3)%
Consumer Discretionary Select Sector SPDR Fund	United States	5,390	(808,985)
ETFMG Prime Cyber Security ETF	United States	68,010	(3,359,014)
Health Care Select Sector SPDR Fund	United States	48,353	(5,234,696)
Invesco QQQ Series 1 ETF	United States	60,316	(17,785,982)
iShares Core S&P Small-Cap ETF	United States	33,783	(2,498,928)
iShares Edge MSCI USA Momentum Factor ETF	United States	12,600	(1,933,848)
iShares NASDAQ Biotechnology ETF	United States	24,165	(3,276,774)
iShares North American Tech ETF	United States	22,455	(7,347,725)
iShares North American Tech-Multimedia Networking ETF	United States	68,731	(3,580,754)
iShares North American Tech-Software ETF	United States	15,959	(5,171,833)
iShares PHLX Semiconductor ETF	United States	19,855	(6,099,853)
iShares Russell 2000 Growth ETF	United States	63,636	(14,414,827)
iShares Russell Mid-Cap Growth ETF	United States	19,719	(3,461,868)
iShares U.S. Telecommunications ETF	United States	49,700	(1,445,276)
SPDR S&P 500 ETF Trust	United States	156,373	(54,622,653)
SPDR S&P MidCap 400 ETF Trust	United States	5,021	(1,764,379)

Total Exchange Traded Funds (Proceeds $115,517,157)			(132,807,395)

		Principal Amount*

Corporate Bonds and Notes (0.1)%
Electric Utilities (0.1)%
FirstEnergy Corp., C, senior bond, 3.40%, 3/01/50	United States	200,000	(202,270)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Electric Utilities (continued)
Southern California Edison Co., secured bond, 3.65%, 2/01/50	United States	161,000	$(171,541)

			(373,811)

Equity Real Estate Investment Trusts (REITs) (0.0)%†
Simon Property Group LP, senior bond, 2.45%, 9/13/29	United States	121,000	(121,172)

Hotels, Restaurants & Leisure (0.0)%†
Boyd Gaming Corp., senior note, 4.75%, 12/01/27	United States	93,000	(92,843)
MGM Resorts International, senior note, 5.50%, 4/15/27	United States	132,000	(139,775)

			(232,618)

Personal Products (0.0)%†
Sally Holdings LLC / Sally Capital Inc., senior note, 5.625%, 12/01/25	United States	83,000	(84,392)

Textiles, Apparel & Luxury Goods (0.0)%†
Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	169,000	(184,312)

Total Corporate Bonds and Notes (Proceeds $919,798)			(996,305)

U.S. Government and Agency Securities (Proceeds $2,886,627) (0.2)%
U.S. Treasury Note, 0.625%, 5/15/30	United States	2,907,000	(2,887,696)

Total Securities Sold Short (Proceeds $231,844,412)			$(256,552,840)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2020, the net value of these securities and/or cash pledged amounted to $227,129,331, representing 19.3% of net assets.

cA portion or all of the security is held in connection with written option contracts open at period end.

dFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

eA portion or all of the security is on loan at August 31, 2020.

fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At August 31, 2020, the net value of these securities was $205,693,047, representing 17.5% of net assets.

gSee Note 5 regarding restricted securities.

hContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

iSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2020, the aggregate value of these securities was $16,984,921, representing 1.4% of net assets.

jDefaulted security or security for which income has been deemed uncollectible.

kThe coupon rate shown represents the rate at period end.

lSecurities denominated in Argentine Peso have been designated as Level 3 investments. See Note 9 regarding fair value measurements.

mA portion or all of the security purchased on a delayed delivery basis.

nPerpetual security with no stated maturity date.

oThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

pAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

qInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

rThe rate shown is the annualized seven-day effective yield at period end.

sA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

tInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2020, all repurchase agreements had been entered into on that date.

uThe security was issued on a discount basis with no stated coupon rate.

vSee Note 7 regarding investments in affiliated management investment companies.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a]
Aluminum	Long	5	$221,438	9/14/20	$7,110
Aluminum	Short	5	221,438	9/14/20	(20,890)
Brent Crude Oil	Short	25	1,132,000	9/30/20	4,192
Cocoa	Short	2	47,107	12/14/20	(1,018)
Coffee	Short	6	290,362	12/18/20	(10,011)
Copper	Long	11	1,837,413	9/14/20	222,485
Copper	Short	11	1,837,413	9/14/20	(381,728)
Copper	Long	18	2,999,813	12/14/20	95,528
Corn	Short	73	1,305,787	12/14/20	(58,462)
Cotton	Long	2	65,160	12/08/20	694
Crude Oil	Short	4	170,440	9/22/20	1,301
Gasoline	Long	11	560,729	9/30/20	(13,170)
Gold 100 Oz	Long	4	791,440	12/29/20	6,881
Hard Red Winter Wheat	Short	31	736,637	12/14/20	(74,210)
Low Sulphur Gas Oil	Short	5	184,125	10/12/20	5,217
Natural Gas	Short	31	815,300	9/28/20	(89,339)
NY Harbor	Short	16	818,026	9/30/20	35,644
Silver	Long	11	1,572,670	12/29/20	81,020
Soybean Meal	Short	10	312,500	12/14/20	(9,197)
Soybeans	Short	12	572,100	11/13/20	(22,832)
Sugar	Long	29	431,334	2/26/21	41
Wheat	Short	6	165,675	12/14/20	(4,441)
Zinc	Long	5	312,281	9/14/20	38,466
Zinc	Short	5	312,281	9/14/20	(67,084)
Zinc	Long	3	188,981	12/14/20	2,499

					(251,304)

Equity Contracts
CAC 40 10 Euro Index[a]	Long	29	1,710,452	9/18/20	(4,992)
CAC 40 10 Euro Index	Short	7	412,868	9/18/20	(961)
DAX Index[a]	Long	6	2,313,778	9/18/20	(14,154)
DAX Index	Short	2	771,260	9/18/20	(33,807)
DJ EURO STOXX 50 Index[a]	Long	73	2,844,280	9/18/20	40,663
DJ EURO STOXX 50 Index	Short	554	21,585,360	9/18/20	(89,236)
DJIA Mini E-CBOT Index[a]	Long	27	3,836,160	9/18/20	357,627
E-Mini Russell 2000[a]	Long	30	2,341,950	9/18/20	195,835
E-Mini Russell 2000	Short	30	2,341,950	9/18/20	(233,358)
FTSE 100 Index[a]	Long	28	2,231,339	9/18/20	(40,879)
FTSE 100 Index	Short	60	4,781,441	9/18/20	216,868
FTSE/JSE Top 40 Index	Short	21	632,952	9/17/20	(10,761)
FTSE/MIB Index	Short	3	351,273	9/18/20	(747)
Hang Seng Index[a]	Long	18	2,911,860	9/29/20	(32,859)
MSCI Emerging Market Index	Long	82	4,511,640	9/18/20	312,497
MSCI Taiwan Index	Long	6	294,660	9/29/20	(5,492)
NASDAQ 100 E-Mini Index[a]	Long	12	2,907,360	9/18/20	505,774
NASDAQ 100 E-Mini Index	Short	2	484,560	9/18/20	(81,083)
Nikkei 225 Index[a]	Long	55	7,653,307	9/10/20	98,609
S&P 500 E-Mini Index[a]	Long	18	3,149,010	9/18/20	108,849
S&P 500 E-Mini Index	Short	213	37,263,285	9/18/20	(3,863,858)
S&P/TSX 60 Index	Long	8	1,213,171	9/17/20	86,695
SPI 200 Futures	Short	5	555,928	9/17/20	2,171

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts (continued)
STOXX 600 Banks Index	Long	1,802	$9,924,139	9/18/20	$(113,681)
STOXX 600 Banks Index	Short	106	583,773	9/18/20	30,629
STOXX Europe 600 Index	Short	10	217,965	9/18/20	(1,354)
TOPIX Index[a]	Long	9	1,373,177	9/10/20	15,294
TOPIX Index	Short	19	2,898,928	9/10/20	(56,080)

					(2,611,791)

Interest Rate Contracts
3 Month EURIBOR[a]	Long	192	57,555,550	12/13/21	1,510
90 Day Eurodollar[a]	Long	574	143,184,300	12/13/21	17,904
90 Day Sterling[a]	Long	396	66,156,160	12/15/21	36,788
Australian 10 Yr. Bond[a]	Long	7	761,649	9/15/20	(2,755)
Australian 10 Yr. Bond	Short	2	217,614	9/15/20	1,697
Canadian 10 Yr. Bond[a]	Long	33	3,818,776	12/18/20	(8,749)
Canadian 10 Yr. Bond	Short	7	810,043	12/18/20	2,332
Euro-BOBL	Short	7	1,124,621	9/08/20	3,635
Euro-BOBL	Short	21	3,375,868	12/08/20	620
Euro-BTP	Long	48	8,374,997	9/08/20	350,621
Euro-BTP	Long	24	4,132,796	12/08/20	(25,293)
Euro-Bund[a]	Long	12	2,514,046	9/08/20	(7,693)
Euro-Bund	Short	10	2,095,038	9/08/20	1,041
Euro-Bund	Short	27	5,565,419	12/08/20	(4,134)
Euro-SCHATZ	Long	23	3,074,471	9/08/20	(2,056)
Euro-SCHATZ	Long	59	7,900,063	12/08/20	(171)
Japan 10 Yr. Bond	Short	1	1,431,242	9/14/20	2,745
Long Gilt[a]	Long	15	2,707,130	12/29/20	(16,238)
Long Gilt	Short	11	1,985,229	12/29/20	17,004
U.S. Treasury 5 Yr. Note[a]	Long	11	1,386,344	12/31/20	1,766
U.S. Treasury 5 Yr. Note	Short	126	15,879,938	12/31/20	(23,978)
U.S. Treasury 10 Yr. Note[a]	Long	14	1,949,500	12/21/20	3,072
U.S. Treasury 10 Yr. Note	Short	96	13,368,000	12/21/20	(6,232)
U.S. Treasury Long Bond[a]	Long	52	9,137,375	12/21/20	(69,306)
U.S. Treasury Long Bond	Short	22	3,865,812	12/21/20	606
U.S. Treasury Ultra Bond	Long	20	4,418,125	12/21/20	(4,284)
U.S. Treasury Ultra Bond	Short	12	2,650,875	12/21/20	253

					270,705

Total Futures Contracts					$(2,592,390)

* As of period end.

a A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

At August 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	JPHQ	Buy	36,918,350	348,134	9/01/20	$432	$–
Japanese Yen	JPHQ	Sell	36,918,350	350,000	9/01/20	1,434	–
Mexican Peso	JPHQ	Buy	27,094,469	1,239,128	9/01/20	–	(920)
Mexican Peso	JPHQ	Sell	27,094,469	1,240,000	9/01/20	1,792	–
New Zealand Dollar	JPHQ	Buy	1,480,000	996,463	9/01/20	465	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
New Zealand Dollar	JPHQ	Sell	1,480,000	990,993	9/01/20	$–	$(5,935)
Russian Ruble	JPHQ	Buy	31,026,059	420,000	9/03/20	–	(1,277)
Japanese Yen	BOFA	Sell	101,229,418	960,184	9/10/20	4,291	–
Japanese Yen	BZWS	Sell	28,575,436	266,473	9/10/20	–	(3,360)
Japanese Yen	GSCO	Buy	14,952,061	140,066	9/10/20	1,124	–
Japanese Yen	MSCI	Buy	5,097,671	48,316	9/10/20	–	(180)
Japanese Yen	SSBT	Buy	485,301,540	4,517,410	9/10/20	65,214	–
Japanese Yen	SSBT	Sell	101,518,628	958,357	9/10/20	–	(267)
Australian Dollar	BOFA	Buy	517,234	369,147	9/14/20	12,359	–
Australian Dollar	BZWS	Sell	209,919	151,085	9/14/20	–	(3,749)
Australian Dollar	GSCO	Sell	439,050	312,712	9/14/20	–	(11,126)
Australian Dollar	JPHQ	Sell	3,762,797	2,615,808	9/14/20	–	(159,587)
Australian Dollar	MSCI	Buy	426,454	304,949	9/14/20	9,598	–
Australian Dollar	SSBT	Buy	839,638	599,470	9/14/20	19,837	–
Australian Dollar	UBSW	Buy	920,209	641,790	9/14/20	36,945	–
New Zealand Dollar	BOFA	Buy	566,226	377,735	9/14/20	3,670	–
New Zealand Dollar	BZWS	Sell	1,963,012	1,287,451	9/14/20	–	(34,818)
New Zealand Dollar	SSBT	Buy	308,345	204,110	9/14/20	3,589	–
Swiss Franc	GSCO	Sell	376,835	402,076	9/14/20	–	(14,972)
Swiss Franc	MSCI	Buy	1,048,684	1,115,546	9/14/20	45,046	–
Swiss Franc	UBSW	Sell	328,836	358,915	9/14/20	–	(5,012)
British Pound	BOFA	Sell	232,793	298,507	9/15/20	–	(12,714)
British Pound	GSCO	Buy	166,120	216,631	9/15/20	5,455	–
British Pound	MSCI	Sell	503,622	637,772	9/15/20	–	(35,519)
British Pound	SSBT	Buy	1,556,575	1,963,744	9/15/20	117,239	–
British Pound	UBSW	Sell	220,873	288,567	9/15/20	–	(6,718)
British Pound	MSCO	Sell	1,133,766	1,426,789	9/16/20	–	(88,951)
Euro	BNYM	Buy	91,065	107,287	9/16/20	1,424	–
Euro	BNYM	Sell	2,522,285	2,861,372	9/16/20	–	(149,679)
Euro	BOFA	Sell	2,259,966	2,648,911	9/16/20	–	(48,989)
Euro	BZWS	Buy	320,643	363,582	9/16/20	19,195	–
Euro	GSCO	Buy	107,453	126,075	9/16/20	2,200	–
Euro	JPHQ	Buy	835,715	941,413	9/16/20	56,246	–
Euro	JPHQ	Sell	454,631	503,087	9/16/20	–	(39,642)
Euro	MSCI	Sell	738,246	852,422	9/16/20	–	(28,881)
Euro	MSCO	Sell	575,000	672,864	9/16/20	–	(13,559)
Euro	MSCS	Sell	270,000	305,780	9/16/20	–	(16,540)
Euro	SSBT	Buy	403,008	479,251	9/16/20	1,851	–
Euro	UBSW	Buy	11,147,380	12,561,687	9/16/20	745,822	–
Euro	UBSW	Sell	2,803,433	3,277,292	9/16/20	–	(69,387)
Indonesian Rupiah	JPHQ	Sell	68,540,989,568	4,457,309	9/16/20	–	(242,204)
Russian Ruble	JPHQ	Buy	83,032,622	1,123,458	9/16/20	2,740	(7,204)
Russian Ruble	JPHQ	Sell	741,447,078	10,095,270	9/16/20	103,110	–
South African Rand	JPHQ	Buy	15,523,085	881,185	9/16/20	32,923	–
Swiss Franc	BNYM	Buy	239,790	262,660	9/16/20	2,735	–
Swiss Franc	BNYM	Sell	412,255	434,310	9/16/20	–	(21,965)
Thai Baht	JPHQ	Buy	44,871,048	1,406,947	9/16/20	34,716	–
Thai Baht	JPHQ	Sell	44,871,048	1,406,175	9/16/20	–	(35,488)
Australian Dollar[b]	MSCO	Buy	17,649,000	12,378,118	9/18/20	639,770	–
Australian Dollar[b]	MSCO	Sell	6,149,000	4,355,600	9/18/20	–	(179,898)
British Pound	BNYM	Sell	1,999,368	2,628,162	9/18/20	–	(44,848)
British Pound	BZWS	Buy	151,000	198,631	9/18/20	3,246	–
British Pound	BZWS	Sell	291,000	380,628	9/18/20	–	(8,419)
British Pound[b]	MSCO	Buy	12,290,000	15,707,835	9/18/20	722,998	–
British Pound[b]	MSCO	Sell	7,267,000	9,375,339	9/18/20	–	(340,112)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Canadian Dollar	BZWS	Buy	479,000	353,552	9/18/20	$13,700	$–
Canadian Dollar	BZWS	Sell	479,000	351,791	9/18/20	–	(15,461)
Canadian Dollar[b]	MSCO	Buy	10,939,000	8,257,454	9/18/20	129,525	–
Canadian Dollar[b]	MSCO	Sell	10,104,000	7,498,184	9/18/20	–	(248,597)
Euro	BNYM	Buy	236,468	281,920	9/18/20	383	–
Euro	BNYM	Sell	18,841,740	22,315,026	9/18/20	–	(178,870)
Euro	BZWS	Buy	15,012,000	17,250,311	9/18/20	671,528	(8)
Euro	BZWS	Sell	28,690,000	32,678,471	9/18/20	20	(1,572,631)
Euro[b]	MSCO	Buy	13,263,000	15,253,007	9/18/20	581,001	(197)
Euro[b]	MSCO	Sell	4,729,000	5,544,167	9/18/20	–	(101,471)
Hong Kong Dollar	BNYM	Sell	21,609,304	2,788,179	9/18/20	351	–
Japanese Yen[b]	MSCO	Buy	2,992,091,000	28,120,255	9/18/20	197,429	(60,730)
Japanese Yen[b]	MSCO	Sell	2,613,993,000	24,507,550	9/18/20	14,385	(193,077)
Mexican Peso[b]	MSCO	Buy	71,942,000	3,222,078	9/18/20	58,453	(22)
Mexican Peso[b]	MSCO	Sell	29,235,000	1,313,139	9/18/20	–	(19,957)
New Zealand Dollar[b]	MSCO	Buy	9,446,000	6,267,544	9/18/20	95,181	–
New Zealand Dollar[b]	MSCO	Sell	11,086,000	7,258,496	9/18/20	–	(208,918)
Swedish Krona	BZWS	Buy	57,000	6,415	9/18/20	176	–
Swedish Krona	BZWS	Sell	57,000	6,354	9/18/20	–	(237)
Swiss Franc	BNYM	Sell	4,673,697	5,125,865	9/18/20	–	(47,188)
Swiss Franc	BZWS	Sell	978,000	1,074,694	9/18/20	–	(7,799)
Swiss Franc[b]	MSCO	Buy	9,778,000	10,399,291	9/18/20	423,514	(86)
Swiss Franc[b]	MSCO	Sell	3,056,000	3,336,381	9/18/20	17	(46,151)
South Korean Won	JPHQ	Buy	2,445,368,738	2,034,806	9/22/20	23,759	–
Canadian Dollar	BNYM	Sell	3,556,000	2,619,598	9/23/20	–	(106,840)
Australian Dollar	JPHQ	Buy	4,635,318	3,362,376	9/25/20	56,719	–
British Pound	JPHQ	Buy	1,373,367	1,813,575	9/25/20	22,608	–
Canadian Dollar	JPHQ	Sell	2,061,484	1,566,123	9/25/20	–	(14,457)
Euro	JPHQ	Sell	5,393,952	6,429,539	9/25/20	–	(10,963)
Hungarian Forint	JPHQ	Buy	350,760,131	1,199,333	9/25/20	–	(22,172)
Japanese Yen	JPHQ	Buy	77,826,305	736,798	9/25/20	–	(1,744)
Japanese Yen	JPHQ	Sell	36,918,350	348,218	9/25/20	–	(468)
Mexican Peso	JPHQ	Buy	280,288,069	12,653,209	9/25/20	116,809	–
Mexican Peso	JPHQ	Sell	27,094,469	1,235,443	9/25/20	1,010	–
New Israeli Shekel	JPHQ	Sell	5,629,946	1,654,904	9/25/20	–	(23,968)
New Zealand Dollar	JPHQ	Buy	659,923	437,119	9/25/20	7,395	–
New Zealand Dollar	JPHQ	Sell	1,480,000	996,435	9/25/20	–	(471)
Norwegian Krone	JPHQ	Buy	92,189,263	10,407,724	9/25/20	147,442	–
Russian Ruble	JPHQ	Buy	172,530,032	2,333,453	9/25/20	2,616	(13,259)
South African Rand	JPHQ	Buy	6,405,692	372,492	9/25/20	4,339	–
South African Rand	JPHQ	Sell	9,661,913	561,664	9/25/20	–	(6,722)
Swiss Franc	JPHQ	Sell	8,674,490	9,552,915	9/25/20	–	(50,374)
Australian Dollar	BNYM	Buy	500,000	343,467	9/30/20	25,349	–
British Pound	BNYM	Sell	189,000	233,439	9/30/20	–	(19,262)
British Pound	JPHQ	Sell	200,000	267,285	9/30/20	–	(123)
Canadian Dollar	BNYM	Sell	400,000	292,598	9/30/20	–	(14,094)
Euro	BNYM	Sell	1,060,000	1,192,888	9/30/20	–	(72,920)
Euro	JPHQ	Sell	1,980,000	2,220,947	9/30/20	–	(143,486)
Euro	MSCS	Sell	90,000	101,144	9/30/20	–	(6,330)
Japanese Yen	JPHQ	Sell	5,360,000	50,232	9/30/20	–	(396)
Euro	HSBC	Sell	675,000	758,552	10/02/20	–	(47,539)
Canadian Dollar	GSCO	Buy	119,836	89,934	10/05/20	1,949	–
Canadian Dollar	MSCI	Sell	259,104	193,044	10/05/20	–	(5,621)
Canadian Dollar	SSBT	Buy	1,676,334	1,250,726	10/05/20	34,583	–
Euro	JPHQ	Sell	670,000	754,181	10/06/20	–	(46,008)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Colombian Peso	MSCS	Sell	780,000,000	208,333	10/08/20	$361	$–
Indian Rupee	JPHQ	Buy	154,742,525	2,050,100	10/22/20	40,802	–
Canadian Dollar	BOFA	Sell	145,000	107,820	10/23/20	–	(3,361)
Euro	BOFA	Sell	340,000	389,957	10/23/20	–	(16,258)
Euro	BZWS	Sell	115,000	131,905	10/23/20	–	(5,491)
Colombian Peso	JPHQ	Buy	2,430,322,306	631,105	10/26/20	16,119	–
Australian Dollar	MSCO	Sell	62,350	44,767	10/30/20	–	(1,227)
British Pound	DBAB	Sell	166,000	215,692	10/30/20	–	(6,284)
British Pound	MSCO	Buy	1,244	1,632	10/30/20	31	–
Canadian Dollar	MSCO	Buy	733,653	558,303	10/30/20	4,246	–
Canadian Dollar	MSCO	Sell	2,924,134	2,215,236	10/30/20	–	(26,923)
Danish Krone	MSCO	Buy	2,059,663	327,974	10/30/20	2,618	–
Danish Krone	MSCO	Sell	8,423,446	1,338,032	10/30/20	–	(13,998)
Euro	MSCO	Buy	147,431	174,745	10/30/20	1,425	–
Euro	MSCO	Sell	547,571	648,535	10/30/20	–	(5,773)
Polish Zloty	MSCO	Sell	655,163	176,088	10/30/20	–	(1,866)
Swedish Krona	MSCO	Sell	1,026,802	116,994	10/30/20	–	(1,794)
Swiss Franc	MSCO	Buy	260,501	287,309	10/30/20	1,380	–
Swiss Franc	MSCO	Sell	70,100	77,308	10/30/20	–	(377)
Euro	HSBC	Sell	40,000	47,177	11/13/20	–	(634)
British Pound	MSCO	Sell	454,000	572,552	12/15/20	–	(34,690)
South African Rand	JPHQ	Buy	3,298,077	171,000	1/08/21	20,975	–

Total Forward Exchange Contracts						$5,415,664	$(5,059,213)

Net unrealized appreciation (depreciation)						$356,451

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

b A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 3. Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Government of Malaysia	(1.00)%	Quarterly		12/20/24	1,796,000	$(45,456)	$(47,585)	$2,129
Government of Mexico	(1.00)%	Quarterly		12/20/23	61,000	(408)	(945)	537
Government of Mexico	(1.00)%	Quarterly		6/20/23	1,763,000	(16,846)	(440)	(16,406)
Government of Mexico	(1.00)%	Quarterly		12/20/23	4,066,000	(27,223)	(11,463)	(15,760)
Government of South Africa	(1.00)%	Quarterly		12/20/24	4,478,000	319,332	132,619	186,713
Government of South Africa	(1.00)%	Quarterly		12/20/24	3,065,000	218,569	90,737	127,832
Government of South Africa	(1.00)%	Quarterly		12/20/24	748,000	53,341	70,156	(16,815)
Government of South Korea	(1.00)%	Quarterly		6/20/24	2,481,367	(78,748)	(83,106)	4,358
Government of South Korea	(1.00)%	Quarterly		12/20/24	1,632,000	(56,273)	(53,379)	(2,894)
Government of Turkey	(1.00)%	Quarterly		6/20/25	909,000	159,536	206,195	(46,659)
Government of Turkey	(1.00)%	Quarterly		9/20/20	1,976,000	2,884	157,718	(154,834)
Government of Turkey	(1.00)%	Quarterly		6/20/24	141,000	20,155	14,154	6,001
L Brand Inc.	(1.00)%	Quarterly		12/20/20	385,000	(140)	9,625	(9,765)
Simon Property Group LP	(1.00)%	Quarterly		6/20/25	270,000	3,890	23,202	(19,312)

Traded Index
CDX.NA.IG.34	(1.00)%	Quarterly		6/20/25	854,000	(14,169)	3,467	(17,636)

Contracts to Sell Protection[c,d]

Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	2,847,000	(203,023)	(221,735)	18,712	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	874,000	(62,326)	(25,494)	(36,832)	BB-
Government of Turkey	1.00%	Quarterly		12/20/22	826,000	(72,888)	(37,352)	(35,536)	B+
Traded Index
CDX.NA.HY.34	5.00%	Quarterly		6/20/25	16,023,900	926,614	(1,263,802)	2,190,416	Non- Investment Grade

Total Centrally Cleared Swap Contracts						$1,126,821	$(1,037,428)	$2,164,249

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

Avis Budget Group Inc.	(5.00)%	Quarterly	BZWS	12/20/24	30,000	(98)	3,049	(3,147)
Avis Budget Group Inc.	(5.00)%	Quarterly	BZWS	12/20/24	28,000	(91)	3,162	(3,253)
Avis Budget Group Inc.	(5.00)%	Quarterly	BZWS	12/20/24	48,000	(156)	5,641	(5,797)
Avis Budget Group Inc.	(5.00)%	Quarterly	GSCO	12/20/24	28,000	(91)	2,783	(2,874)
Avis Budget Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	19,000	(62)	2,232	(2,294)
Avis Budget Group Inc.	(5.00)%	Quarterly	MSCO	12/20/24	19,000	(62)	1,888	(1,950)
Beazer Homes USA Inc.	(5.00)%	Quarterly	BZWS	6/20/25	41,000	(4,805)	7,755	(12,560)
Beazer Homes USA Inc.	(5.00)%	Quarterly	GSCO	6/20/25	41,000	(4,805)	(1,765)	(3,040)
Beazer Homes USA Inc.	(5.00)%	Quarterly	MSCO	6/20/25	41,000	(4,805)	8,710	(13,515)
Best Buy Co. Inc.	(5.00)%	Quarterly	BOFA	12/20/24	47,000	(9,923)	(6,881)	(3,042)
Best Buy Co. Inc.	(5.00)%	Quarterly	BOFA	12/20/24	48,000	(10,134)	(6,800)	(3,334)
Best Buy Co. Inc.	(5.00)%	Quarterly	BZWS	12/20/24	48,000	(10,134)	(7,695)	(2,439)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	12/20/24	144,000	(30,401)	(23,632)	(6,769)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	12/20/24	77,000	(16,256)	(10,760)	(5,496)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	12/20/24	29,000	(6,122)	(4,041)	(2,081)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	12/20/24	20,000	(4,222)	(2,648)	(1,574)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	6/20/25	86,000	(19,998)	(10,257)	(9,741)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	41,000	8,810	10,255	(1,445)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value		Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	41,000		$ 8,810	$10,466	$(1,656)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/23	20,000		4,298	5,092	(794)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/25	15,000		3,942	4,300	(358)
Carnival Corp.	(1.00)%	Quarterly	FBCO	6/20/23	65,000		13,967	16,330	(2,363)
Carnival Corp.	(1.00)%	Quarterly	GSCO	12/20/20	16,000		352	880	(528)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	41,000		8,810	9,798	(988)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	41,000		8,810	10,301	(1,491)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/25	39,000		10,250	11,181	(931)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/25	39,000		10,250	13,585	(3,335)
Carnival Corp.	(1.00)%	Quarterly	JPHQ	12/20/20	13,000		286	382	(96)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	GSCO	6/20/25	5,000		488	1,511	(1,023)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	GSCO	6/20/25	16,000		1,562	5,199	(3,637)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	GSCO	6/20/25	18,000		1,758	5,778	(4,020)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	2,000		195	524	(329)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	5,000		488	1,298	(810)
Dell Technologies Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	39,000		1,264	1,790	(526)
Dell Technologies Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	78,000		2,528	3,472	(944)
Dell Technologies Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	178,000		5,769	7,181	(1,412)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,030)	(547)	(483)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,030)	(510)	(520)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,030)	(363)	(667)
Dow Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	39,000		(515)	(182)	(333)
Enel SpA	(1.00)%	Quarterly	BOFA	6/20/23	85,000	EUR	(2,193)	(28)	(2,165)
Enel SpA	(1.00)%	Quarterly	MSCS	12/20/23	330,000	EUR	(9,132)	1,465	(10,597)
Garfunkelux Holdco	(5.00)%	Quarterly	GSCO	12/20/22	50,000	EUR	520	6,910	(6,390)
Garfunkelux Holdco	(5.00)%	Quarterly	GSCO	12/20/23	50,000	EUR	507	7,774	(7,267)
Government of Brazil	(1.00)%	Quarterly	BZWS	6/20/25	201,000		9,938	22,491	(12,553)
Government of China	(1.00)%	Quarterly	MSCO	6/20/25	780,000		(25,948)	(14,313)	(11,635)
Government of China	(1.00)%	Quarterly	MSCS	6/20/25	755,000		(25,116)	(16,717)	(8,399)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000		640	2,362	(1,722)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000		1,058	1,816	(758)
Government of Mexico	(1.00)%	Quarterly	BOFA	6/20/25	135,000		841	11,287	(10,446)
Government of Mexico	(1.00)%	Quarterly	BOFA	6/20/25	680,000		4,237	56,864	(52,627)
Government of Mexico	(1.00)%	Quarterly	BOFA	6/20/25	695,000		4,330	63,344	(59,014)
Government of Russia	(1.00)%	Quarterly	BZWS	6/20/25	94,000		(165)	3,559	(3,724)
Groupe Casino	(5.00)%	Quarterly	BZWS	6/20/22	114,000	EUR	7,284	9,946	(2,662)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/24	75,000	EUR	10,698	4,913	5,785
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/24	106,000	EUR	15,120	6,943	8,177
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/24	210,000	EUR	29,954	17,161	12,793
HeidelbergCement AG	(5.00)%	Quarterly	JPHQ	6/20/25	101,000	EUR	(25,993)	(14,161)	(11,832)
HeidelbergCement AG	(5.00)%	Quarterly	JPHQ	6/20/25	50,000	EUR	(12,868)	(7,584)	(5,284)
HeidelbergCement AG	(5.00)%	Quarterly	JPHQ	6/20/25	41,000	EUR	(10,552)	(6,288)	(4,264)
HeidelbergCement AG	(5.00)%	Quarterly	JPHQ	6/20/25	42,000	EUR	(10,809)	(6,152)	(4,657)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	121,000		43,409	22,618	20,791
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	121,000		43,409	23,670	19,739
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	360,000		129,150	88,608	40,542
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/25	21,000		7,934	8,705	(771)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	4,000		1,511	1,886	(375)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	4,000		1,511	2,375	(864)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value		Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	MSCO	6/20/25	6,000		$ 2,267	$3,577	$(1,310)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	122,000		(1,329)	–	(1,329)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/25	121,000		(256)	1,918	(2,174)
Kohl’s Corp.	(1.00)%	Quarterly	BNPP	6/20/25	39,000		3,606	3,871	(265)
Kohl’s Corp.	(1.00)%	Quarterly	BOFA	6/20/25	42,000		3,883	7,970	(4,087)
Kohl’s Corp.	(1.00)%	Quarterly	BZWS	6/20/25	42,000		3,883	7,200	(3,317)
Kohl’s Corp.	(1.00)%	Quarterly	BZWS	6/20/25	42,000		3,883	8,037	(4,154)
Kohl’s Corp.	(1.00)%	Quarterly	BZWS	6/20/25	50,000		4,623	8,176	(3,553)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/24	302,000		23,717	5,590	18,127
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		7,212	6,581	631
Kohl’s Corp.	(1.00)%	Quarterly	MSCO	12/20/24	153,000		12,015	2,494	9,521
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/24	540,000	EUR	(47)	2,016	(2,063)
Loxam SAS	(5.00)%	Quarterly	FBCO	6/20/25	39,000	EUR	2,313	7,170	(4,857)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	24,000		(836)	(510)	(326)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/21	340,000		(9,474)	(12,436)	2,962
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	40,000		(1,394)	(2,361)	967
MBIA Inc.	(5.00)%	Quarterly	CITI	12/20/24	112,000		(3,758)	(16,950)	13,192
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	25,000		(871)	(1,167)	296
MBIA Inc.	(5.00)%	Quarterly	GSCO	12/20/24	360,000		(12,078)	(51,258)	39,180
MBIA Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	16,000		(467)	(63)	(404)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	36,000		(1,051)	831	(1,882)
NRG Energy Inc.	(5.00)%	Quarterly	BZWS	6/20/24	288,000		(42,849)	(44,606)	1,757
Petroleo Brasileiro SA	(1.00)%	Quarterly	BZWS	6/20/25	80,000		6,063	14,128	(8,065)
Petroleo Brasileiro SA	(1.00)%	Quarterly	CITI	6/20/25	53,000		4,017	9,360	(5,343)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/24	240,000		1,667	1,966	(299)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/24	161,000		1,118	(3,706)	4,824
Simon Property Group LP	(1.00)%	Quarterly	MSCO	12/20/24	370,000		2,549	(7,787)	10,336
Simon Property Group LP	(1.00)%	Quarterly	MSCS	12/20/24	51,000		354	1,136	(782)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	12/20/24	2,730,000	JPY	889	4,090	(3,201)
Softbank Group Corp.	(1.00)%	Quarterly	CITI	12/20/24	96,500,000	JPY	31,433	44,781	(13,348)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	113,000	EUR	4,619	7,739	(3,120)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	186,000	EUR	7,603	12,467	(4,864)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/25	75,000	EUR	5,037	6,574	(1,537)
Suedzucker AG	(1.00)%	Quarterly	JPHQ	6/20/25	85,000	EUR	(1,549)	3,737	(5,286)
Telecom Italia SpA	(1.00)%	Quarterly	BZWS	6/20/25	227,000	EUR	5,520	30,654	(25,134)
Transocean Inc.	(5.00)%	Quarterly	FBCO	12/20/24	356,000		261,117	197,325	63,792
Transocean Inc.	(5.00)%	Quarterly	FBCO	6/20/25	147,000		109,092	89,987	19,105
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	84,000		61,612	3,277	58,335
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	185,000		135,693	24,062	111,631
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	534,000		391,676	40,264	351,412
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	100,000		73,348	52,442	20,906
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	434,000		318,328	62,619	255,709
Transocean Inc.	(1.00)%	Quarterly	MSCO	12/20/25	90,000		73,615	71,483	2,132
Transocean Inc.	(1.00)%	Quarterly	MSCO	12/20/25	180,000		147,231	152,136	(4,905)
Transocean Inc.	(1.00)%	Quarterly	MSCO	12/20/25	270,000		220,846	226,861	(6,015)
Unisys Corp.	(5.00)%	Quarterly	BZWS	12/20/24	20,000		(3,099)	(2,821)	(278)
Unisys Corp.	(5.00)%	Quarterly	BZWS	6/20/25	50,000		(8,188)	(7,578)	(610)
Unisys Corp.	(5.00)%	Quarterly	BZWS	6/20/25	50,000		(8,188)	(7,577)	(611)
Unisys Corp.	(5.00)%	Quarterly	BZWS	6/20/25	50,000		(8,188)	(7,331)	(857)
Unisys Corp.	(5.00)%	Quarterly	CITI	12/20/24	20,000		(3,099)	(2,910)	(189)
Unisys Corp.	(5.00)%	Quarterly	CITI	12/20/24	20,000		(3,099)	(2,778)	(321)
US Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/25	25,000		6,379	7,355	(976)
US Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/25	25,000		6,379	7,367	(988)
US Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/25	25,000		6,379	8,269	(1,890)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

US Steel Corp.	(5.00)%	Quarterly	CITI	6/20/25	25,000	$6,379	$7,233	$(854)
US Steel Corp.	(5.00)%	Quarterly	GSCO	6/20/25	25,000	6,379	8,269	(1,890)
US Steel Corp.	(5.00)%	Quarterly	GSCO	6/20/25	42,000	10,717	11,021	(304)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	25,000	6,379	7,580	(1,201)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	42,000	10,717	9,248	1,469
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	68,000	17,351	17,833	(482)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	85,000	21,689	20,728	961
US Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/25	17,000	4,338	5,784	(1,446)
US Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/25	25,000	6,379	7,229	(850)
US Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/25	41,000	10,462	10,408	54

Contracts to Sell Protection[c,d]

Single Name
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	180,000	(144,538)	(133,084)	(11,454)	CCC+
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	73,000	(58,618)	(55,129)	(3,489)	CCC+
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	37,000	(29,710)	(28,731)	(979)	CCC+
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	270,000	(216,806)	(211,817)	(4,989)	CCC+
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	180,000	(144,538)	(141,212)	(3,326)	CCC+
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	90,000	(72,269)	(66,458)	(5,811)	CCC+

Total OTC Swap Contracts						$1,430,599	$820,489	$610,110

Total Credit Default Swap Contracts						$2,557,420	$(216,939)	$2,774,359

[a] In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[b] Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

[c] Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

[d] The Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2020, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Fixed 4.73%
Pay Floating Banxico Mexico 1 Month rate	Monthly	9/15/22	46,991,626	MXN	$9,263
Receive Fixed 4.13%
Pay Floating BZDIOVRA Index	Annually	1/02/23	24,701,266	BRL	24,256
Receive Fixed 5.41%
Pay Floating Banxico Mexico 1 Month rate	Monthly	9/11/25	38,840,816	MXN	22,623
Receive Fixed 2.60%
Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	9/16/25	18,258,030	CNY	(17,471)
Receive Fixed 6.15%
Pay Floating Banxico Mexico 1 Month rate	Monthly	9/05/30	45,566,603	MXN	45,805

Total Interest Rate Swap Contracts					$84,476

At August 31, 2020, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Commodity Contracts – Long[a]
Bloomberg Commodity Indexb	1-Month BCOM + 0.15%	Monthly	MSCS	8/20/21	309,344		$8,036

Equity Contracts – Long[a]
AA PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	8/11/21	197,665	GBP	10,265
Ampol LTD	1-Month BBSW + 0.55%	Monthly	MSCS	12/22/21	1,064,189	AUD	(195,455)
Amundi SA	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	266,038	EUR	114,540
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	961,589	EUR	(77,702)
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	434,228	GBP	28,811
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	956,722	EUR	204,955
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	12/21/20	141,909	EUR	(2,752)
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	758,186	EUR	71,994
Carrier Global Corp.	1-Day FEDEF + 0.40%	Monthly	MSCO	12/23/20	390,005		402,327
Cie Plastic Omnium SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/12/21	164,443	EUR	40,484
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	3/04/21	27,591		5,709
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/01/21	3,351		657
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/16/21	53,417		19,394
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/28/21	7,393		2,157
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/29/21	9,932		1,896
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/29/21	9,918		2,709
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/03/21	15,061		4,089
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/04/21	6,489		2,281
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/04/21	9,554		2,954
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/05/21	3,655		1,255
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/06/21	8,218		2,433
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/07/21	1,807		586
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/10/21	3,024		885
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/11/21	5,404		1,437
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/18/21	9,318		2,679
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/19/21	6,999		1,700
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/20/21	19,267		4,726

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Long[a] (continued)
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/21/21	19,120		$4,874
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/24/21	2,396		585
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/27/21	3,220		738
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/31/21	9,835		1,992
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	7/06/21	39,797		16,470
Croda International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	639,023	GBP	12,260
Cummins Inc.	1-Month LIBOR + 0.50%	Monthly	MSCO	9/22/20	609,913		(2,627)
Danone SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/20	508,325	EUR	3,361
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	2,704,142	EUR	134,212
EDP Renovaveis SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/21	797,888	EUR	863,966
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/20	184,591	EUR	(8,945)
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	282,271	EUR	(4,592)
Eurofins Scientific SE	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	4,781	EUR	3,912
Faurecia	1-Month LIBOR + 0.08%	Monthly	BZWS	3/08/21	866,675	EUR	(14,245)
Faurecia	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/21	487,346	EUR	69,431
Fiat Chrysler Automobiles NV	1-Month LIBOR + 0.08%	Monthly	BZWS	3/08/21	5,382,531	EUR	(148,834)
Fiat Chrysler Automobiles NV	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/21	2,704,212	EUR	690,813
Fortescue Metals Group LTD	1-Month BBSW + 0.55%	Monthly	MSCS	1/29/21	214,730	AUD	31,196
Frasers Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	406,511	GBP	138,148
GrandVision NV	1-Month LIBOR + 0.05%	Monthly	BZWS	5/11/21	4,225,690	EUR	10,538
GrandVision NV	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/21	1,389,474	EUR	(139,220)
Hastings Group Holdings PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	8/02/21	2,019,177	GBP	(135)
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	1,353,063	EUR	45,010
Hermes International	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/20	258,325	EUR	16,259
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	106,925	GBP	4,569
HP Inc.	1-Month LIBOR + 0.52%	Monthly	BZWS	5/26/21	959,142		43,584
Huadian Fuxin Energy Corp.	1-Month HIBOR + 0.55%	Monthly	JPHQ	11/24/21	2,462,844	HKD	5,502
Iliad SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	120,001	EUR	88,563
Ingenico Group SA	1-Month LIBOR + 0.06%	Monthly	BZWS	5/20/21	6,522,746	EUR	(57,029)
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	632,235	GBP	(17,928)
KAZ Minerals PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/21	26,376	GBP	888
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/20	608,892	EUR	49,032
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	827,444	EUR	334,117
KGHM Polska Miedz SA	1-Month LIBOR + 1.50%	Monthly	MSCO	6/07/22	119,434		10,348
Knight-Swift Transportation Holdings Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	986,586		31,748
LINE Corp.	1-Month LIBOR + 0.55%	Monthly	MSCS	11/24/21	256,862,860	JPY	24,652
Lithia Motors Inc.	1-Month LIBOR + 0.50%	Monthly	MSCO	9/22/20	1,051,816		133,219
Louisiana-Pacific Corp.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	719,626		187,695
LVMH Moet Hennessy Louis Vuitton	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	231,552	EUR	83,676
McKesson Europe AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/04/20	3,563,710	EUR	(3,324)
Norfolk Southern Corp.	1-Month LIBOR + 0.50%	Monthly	MSCO	9/22/20	273,487		34,803
NVR Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	285,163		81,500
Osram Licht AG	1-Month LIBOR + 0.03%	Monthly	BZWS	5/14/21	968,187	EUR	13,628
QUALCOMM Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	222,415		98,085
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	806,609		103,289
RSA Insurance Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	742,754	GBP	5,752
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	436,513	EUR	10,141
Smith & Nephew PLC	1-Month LIBOR + 0.40%	Monthly	MSCO	4/16/21	780,359	GBP	(27,961)
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	712,950	GBP	(29,241)
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	621,498	EUR	(93,695)
Stroeer SE & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	1,251,403	EUR	102,836
Taubman Centers Inc.	1-Month LIBOR + 0.35%	Monthly	BZWS	6/15/21	548,007		1,859
Toll Brothers Inc.	1-Month LIBOR + 0.50%	Monthly	MSCO	9/22/20	663,176		21,825
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/08/21	651,797	GBP	(130,650)
Zhongsheng Group Holdings	1-Month HIBOR + 0.95%	Monthly	MSCS	1/26/22	179,315	HKD	11,607

							3,503,271

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c]
Avis Budget Group Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	137,423		$(34,588)
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	1,373,519	EUR	(481,328)
DJ EURO STOXX 50 Index	1-Day EONIA - 0.45%	Monthly	MSCO	3/22/22	307,887	EUR	(124,907)
Dow Jones Industrial Average Index	1-Day FEDEF - 0.35%	Monthly	MSCO	8/01/22	110,427		(3,310)
Elisa OYJ	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	298,648	EUR	(41,771)
Ferrari NV	1-Day EONIA - 0.50%	Monthly	MSCS	1/12/21	12,663	EUR	(5,349)
Genworth Financial Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/21	145,452		34,648
Hannover Rueck SE	1-Day EONIA - 0.35%	Monthly	MSCS	3/14/25	416,609	EUR	(116,661)
Hennes & Mauritz AB	1-Week STIBOR - 0.40%	Monthly	MSCS	3/14/25	4,131,636	SEK	(21,734)
JD Sports Fashion PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/21	138,201	GBP	(11,201)
L’Oreal SA	1-Day EONIA - 0.35%	Monthly	MSCS	3/14/25	401,718	EUR	(143,829)
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/21	140,314	GBP	(1,387)
Morgan Stanley MSPSCARR Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/22/20	287,942		(134,446)
Morgan Stanley MSPSVOD Index	1-Day FEDEF - 0.39%	Monthly	MSCO	9/22/20	488,573		4,483
Morgan Stanley MSPSXLU Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/22/20	668,546		12,014
Nestle SA	1-Day SARON - 0.40%	Monthly	MSCS	3/14/25	718,967	CHF	(162,664)
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/21	380,074	GBP	(20,920)
Nike Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	3/15/21	594,618		(38,025)
Peugeot SA	1-Month LIBOR - 0.76%	Monthly	BZWS	3/08/21	4,788,842	EUR	107,188
Peugeot SA	1-Day EONIA - 0.40%	Monthly	MSCO	9/06/21	2,418,012	EUR	(618,942)
Russell 2000 Index	1-Day FEDEF - 0.50%	Monthly	MSCS	5/03/22	243,100		2,514
S&P 500 High Beta Total Return Index	1-Month LIBOR - 0.16%	Monthly	BOFA	8/31/21	928,479		(20,484)
S&P Total Return Index	1-Month LIBOR - 0.33%	Monthly	BOFA	6/30/21	652,516		(1,577)
Swisscom AG	1-Day SARON - 0.35%	Monthly	MSCS	3/14/25	576,937	CHF	(46,000)
Worldline SA	1-Month LIBOR - 0.57%	Monthly	BZWS	5/20/21	5,512,366	EUR	1,567

							(1,866,709)
Fixed Income Contracts – Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	10/15/20	422,416		9,140
Government of Indonesia	3-Month LIBOR + 1.00%	Monthly	BOFA	5/18/21	2,047,666		138,807
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	2,743,329		(53,282)

							94,665

Total Total Return Swap Contracts							$1,739,263

* In U.S. dollars unless otherwise indicated.
[a] The Fund receives the total return on the underlying instrument and pays a variable financing rate.
[b] A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.
[c] The Fund receives the variable financing rate and pays the total return on the underlying instrument.

  Abbreviations

Counterparty		Currency		Selected Portfolio

BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt

BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	ARM	Adjustable Rate Mortgage

BOFA	Bank of America Corp.	BRL	Brazilian Real	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS

BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BBSW	Bank Bill Swap Rate

CITI	Citigroup, Inc.	CHF	Swiss Franc	BCOM	Bloomberg Commodity Index

DBAB	Deutsche Bank, AG	CNY	Chinese Yuan	CAC	Cotation Assistee en Continu

FBCO	Credit Suisse Group AG	COP	Colombian Peso	CLO	Collateralized Loan Obligation

GSCO	The Goldman Sachs Group, Inc.	EGP	Egyptian Pound	CMT	Constant Maturity Treasury Index

HSBC	HSBC Bank USA, N.A.	EUR	Euro	DAX	Deutscher Aktienindex

JPHQ	JP Morgan Chase & Co.	GBP	British Pound	DJIA	Dow Jones Industrial Average

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

MSCI	Morgan Stanley Capital International PLC	HKD	Hong Kong Dollar	EONIA	Euro OverNight Index Average

MSCO	Morgan Stanley	JPY	Japanese Yen	ETF	Exchange Traded Fund

MSCS	Morgan Stanley Capital Services LLC	MXN	Mexican Peso	EURIBOR	Euro Interbank Offered Rate

SSBT	State Street Bank and Trust Co., N.A.	NZD	New Zealand Dollar	FEDEF	Federal Funds Effective Rate

UBSW	UBS AG	RUB	Russian Ruble	FHLMC	Federal Home Loan Mortgage Corp.

		SEK	Swedish Krona	FNMA	Federal National Mortgage Association

		USD	United States Dollar	FRN	Floating Rate Note

		ZAR	South African Rand	FTSE	Financial Times Stock Exchange

Index				GO	General Obligation
CDX.NA.HY	CDX North America High Yield Index			HIBOR	Hong Kong Interbank Offer Rate

CDX.NA.IG	CDX North America Investment Grade Index			IO	Interest Only

				LIBOR	London InterBank Offered Rate

				MIB	Milano Italia Borsa

				MSCI	Morgan Stanley Capital International

				REIT	Real Estate Investment Trust

				SARON	Swiss Average Rate Overnight

				SOFR	Secured Overnight Financing Rate

				SONIA	Sterling Overnight Index Average

				SPDR	Standard & Poor’s Depositary Receipt

				STIBOR	Stockholm Interbank Offered Rate

				TOPIX	Tokyo Price Index

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, August 31, 2020 (unaudited)

Franklin K2 Long Short Credit Fund

	Country	Shares	Value

Common Stocks and Other Equity Interests 2.4%
Biotechnology 0.0%†
[a]Cytodyn Inc.	United States	2,389	$8,027

Diversified Financial Services 0.2%
[a,b,c]One Call Corp.	United States	947	100,805
[a]RedBall Acquisition Corp.	United States	4,147	42,507

			143,312

Diversified Telecommunication Services 0.3%
[a]Altice Europe NV, A	Netherlands	3,416	15,082
[a]Liberty Global PLC, C	United Kingdom	6,944	159,781
Telecom Italia SpA	Italy	181,611	86,500

			261,363

Electric Utilities 0.2%
FirstEnergy Corp.	United States	2,579	73,734
[a]PG&E Corp.	United States	11,160	103,341

			177,075

Equity Real Estate Investment Trusts (REITs) 0.3%
VICI Properties Inc.	United States	11,597	259,077

Hotels, Restaurants & Leisure 0.1%
Carnival PLC	United States	8,468	116,084

Independent Power & Renewable Electricity Producers 1.2%
[d]Clearway Energy Inc., A	United States	30,417	734,571
[e]Clearway Energy Inc., C	United States	16,063	409,767

			1,144,338

Media 0.1%
[a]Postmedia Network Canada Corp., B	Canada	56,068	71,356

Paper & Forest Products 0.0%†
[a,b]Topco Associates LLC	United Kingdom	100,439	—

Professional Services 0.0%†
[a,b,c]Acosta Inc.	United States	923	8,144

Total Common Stocks and Other Equity Interests (Cost $1,618,068)			2,188,776

Convertible Preferred Stocks 0.5%
Diversified Financial Services 0.4%
[a,b,c]One Call Corp., cvt. pfd.	United States	3,821	406,912

Professional Services 0.1%
[a,b,c]Acosta Inc., cvt. pfd.	United States	745	50,262

Total Convertible Preferred Stocks (Cost $508,603)			457,174

Preferred Stocks 0.4%
Electric Utilities 0.4%
SCE Trust II, 5.10%, pfd.	United States	2,725	67,253
SCE Trust III, 5.75%, pfd., H	United States	1,342	30,839
SCE Trust IV, 5.375%, pfd., J	United States	4,637	106,744
SCE Trust V, 5.45%, pfd., K	United States	1,605	37,252
SCE Trust VI, 5.00%, pfd.	United States	3,404	81,662

Total Preferred Stocks (Cost $284,330)			323,750

Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds 3.2%
Automobiles 2.9%
[d]Tesla Inc., senior note, 1.25%, 3/01/21	United States	392,000		$2,710,445

Diversified Telecommunication Services 0.1%
[f]Telecom Italia SpA, senior note, Reg S, 1.125%, 3/26/22	Italy	100,000	EUR	118,288

Metals & Mining 0.2%
Cleveland-Cliffs Inc., senior note, 1.50%, 1/15/25	United States	35,000		35,712
[g]U.S. Steel Corp., senior note, 144A, 5.00%, 11/01/26	United States	106,000		86,730

				122,442

Total Convertible Bonds (Cost $795,942)				2,951,175

Corporate Bonds and Notes 14.5%
Aerospace & Defense 0.4%
[g]Triumph Group Inc., senior secured note, 144A, 8.875%, 6/01/24	United States	349,000		369,286

Air Freight & Logistics 0.1%
United Parcel Service Inc., senior bond, 4.45%, 4/01/30	United States	48,000		60,441

Airlines 0.7%
[g]Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., senior secured note, 144A, 6.50%, 6/20/27	United States	291,000		304,095
Southwest Airlines Co., senior note,
4.75%, 5/04/23	United States	68,000		72,596
5.25%, 5/04/25	United States	204,000		222,884
5.125%, 6/15/27	United States	57,000		62,253

				661,828

Banks 0.7%
[h]Bank of America Corp., senior bond, FRN, 2.676%, (SOFR + 1.93%), 6/19/41	United States	134,000		136,825
[h]Citigroup Inc., senior bond, FRN, 2.572%, (SOFR + 2.11%), 6/03/31	United States	103,000		108,982
JPMorgan Chase & Co., senior note,
2.005%, 3/13/26	United States	60,000		62,688
2.083%, 4/22/26	United States	48,000		50,425
[f]VTB Bank OJSC Via VTB Capital SA, loan participation, sub. senior note, Reg S, 6.95%, 10/17/22	Russia	200,000		214,186
Wells Fargo & Co., senior note,
2.406%, 10/30/25	United States	56,000		59,031
2.164%, 2/11/26	United States	44,000		45,920

				678,057

Beverages 0.1%
The Coca-Cola Co., senior bond, 1.65%, 6/01/30	United States	71,000		73,689

Capital Markets 0.6%
[g]eG Global Finance PLC, senior secured note, 144A,
4.375%, 2/07/25	United Kingdom	192,000	EUR	218,885
6.25%, 10/30/25	United Kingdom	261,000	EUR	313,875

				532,760

Commercial Services & Supplies 0.7%
[g]Vericast Corp., senior note, 144A, 9.25%, 3/01/21	United States	626,500		632,373

Communications Equipment 0.3%
[g]Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	344,000		242,520

Construction & Engineering 0.1%
Fluor Corp.,
senior bond, 4.25%, 9/15/28	United States	27,000		21,621

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Construction & Engineering (continued)
Fluor Corp., (continued)
senior note, 1.75%, 3/21/23	United States	100,000	EUR	$89,023

				110,644

Containers & Packaging 0.1%
[g,i]Intelligent Packaging Ltd. Finco Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, senior secured note, 144A, 6.00%, 9/15/28	Canada	92,000		94,070

Diversified Financial Services 0.7%
[f]Amigo Luxembourg SA, senior secured note, Reg S, 7.625%, 1/15/24	United Kingdom	100,000	GBP	75,833
[f,h]Garfunkelux Holdco 3 SA, senior secured note, FRN, Reg S, 4.50%, (3-Month EURIBOR + 4.50%), 9/01/23	Luxembourg	100,000	EUR	110,907
[g]One Call Corp., senior secured note, first lien, 144A, 7.50%, 7/01/24	United States	469,056		457,329

				644,069

Diversified Telecommunication Services 0.2%
[g]Altice France SA, senior secured note, 144A, 3.375%, 1/15/28	France	158,000	EUR	187,303

Electric Utilities 1.1%
Duke Energy Indiana LLC, secured bond, 2.75%, 4/01/50	United States	48,000		49,459
Edison International,
senior bond, 4.125%, 3/15/28	United States	43,000		44,906
senior note, 5.75%, 6/15/27	United States	42,000		47,799
[f]Eskom Holdings SOC Ltd., senior bond, Reg S,
5.75%, 1/26/21	South Africa	222,000		217,745
8.45%, 8/10/28	South Africa	200,000		193,519
Florida Power & Light Co., secured bond, 3.95%, 3/01/48	United States	48,000		61,363
Pacific Gas & Electric Co.,
secured bond, 4.50%, 7/01/40	United States	52,175		54,906
secured note, 3.15%, 1/01/26	United States	46,720		48,433
Southern California Edison Co.,
secured bond, 3.65%, 2/01/50	United States	59,000		62,863
senior bond, 4.65%, 10/01/43	United States	25,000		29,036
senior bond, 4.00%, 4/01/47	United States	33,000		35,973
senior bond, C, 4.125%, 3/01/48	United States	19,000		21,072
secured note, E, 3.70%, 8/01/25	United States	83,000		92,507
Virginia Electric And Power Co., senior bond, 3.30%, 12/01/49	United States	48,000		56,072

				1,015,653

Energy Equipment & Services 0.3%
[g]Transocean Inc., senior note, 144A,
7.50%, 1/15/26	United States	797,000		255,040
8.00%, 2/01/27	United States	100,000		31,125

				286,165

Food & Staples Retailing 0.3%
[f,h,j]Casino Guichard Perrachon SA, E, junior sub. bond, FRN, Reg S, 3.992%, (EUR 5 Year Swap + 3.82%), Perpetual	France	500,000	EUR	252,197
[g]Rite AID Corp., senior secured note, 144A, 8.00%, 11/15/26	United States	65,000		66,137

				318,334

Hotels, Restaurants & Leisure 0.8%
Carnival PLC, senior bond, 1.00%, 10/28/29	United States	100,000	EUR	67,107
McDonald’s Corp., senior bond, 3.625%, 9/01/49	United States	48,000		53,757
[g]Royal Caribbean Cruises Ltd., 144A,
senior note, 9.125%, 6/15/23	United States	266,000		280,298
senior secured note, 11.50%, 6/01/25	United States	183,000		212,348

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
[f]TUI AG, senior note, Reg S, 2.125%, 10/26/21	Germany	100,000	EUR	$100,375

				713,885

Household Durables 0.4%
[g]K. Hovnanian Enterprises Inc., senior secured note, 144A, 10.00%, 11/15/25	United States	559,000		361,952

Household Products 0.0%†
The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	20,000		23,140

Insurance 0.0%†
[g,h]Ambac LSNI LLC, senior secured note, 144A, FRN, 6.00%, (3-Month USD LIBOR + 5.00%), 2/12/23	Cayman Islands	7		7

IT Services 0.2%
Fiserv Inc., senior note, 2.25%, 6/01/27	United States	48,000		50,959
Global Payments Inc., senior bond, 4.15%, 8/15/49	United States	54,000		63,674
Visa Inc., senior bond, 1.10%, 2/15/31	United States	34,000		33,174

				147,807

Marine 0.1%
[g]Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	100,000		95,865

Media 0.5%
[g]Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, senior secured note, 144A, 5.50%, 5/01/25	United States	112,000		115,780
Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond,
2.80%, 4/01/31	United States	59,000		62,128
6.484%, 10/23/45	United States	34,000		45,544
5.375%, 5/01/47	United States	29,000		34,953
5.75%, 4/01/48	United States	73,000		91,322
5.125%, 7/01/49	United States	14,000		16,352
3.70%, 4/01/51	United States	126,000		125,448

				491,527

Metals & Mining 0.5%
[g]CSN Islands XI Corp., senior note, 144A, 6.75%, 1/28/28	Brazil	200,000		192,104
[g]U.S. Steel Corp., senior secured note, 144A, 12.00%, 6/01/25	United States	290,000		307,838

				499,942

Multiline Retail 0.2%
Kohl’s Corp., senior note, 9.50%, 5/15/25	United States	136,000		163,881

Oil, Gas & Consumable Fuels 2.4%
Hurricane Finance PLC, senior note, 8.00%, 10/15/25	United Kingdom	134,000		190,992
[f]Leviathan Bond Ltd., senior note, Reg S,
6.50%, 6/30/27	Israel	75,871		79,289
6.75%, 6/30/30	Israel	40,157		41,966
[g]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	6,000		4,131
10.50%, 5/15/27	United States	169,000		120,284
Petrobras Global Finance BV,
senior bond, 6.90%, 3/19/49	Brazil	153,000		176,824
senior note, 8.75%, 5/23/26	Brazil	257,000		325,330
Petroleos Mexicanos,
[g]senior bond, 144A, 5.95%, 1/28/31	Mexico	87,000		78,705
senior bond, 6.375%, 1/23/45	Mexico	152,000		125,115
senior bond, 6.75%, 9/21/47	Mexico	316,000		264,391
senior bond, 6.35%, 2/12/48	Mexico	301,000		243,139

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos, (continued)
[g]senior bond, 144A, 6.95%, 1/28/60	Mexico	101,000	$84,194
senior note, 3.50%, 1/30/23	Mexico	135,000	134,448
senior note, 4.50%, 1/23/26	Mexico	53,000	49,654
Qep Resources Inc.,
senior bond, 5.375%, 10/01/22	United States	68,000	59,739
senior bond, 5.25%, 5/01/23	United States	193,000	158,742
senior note, 5.625%, 3/01/26	United States	71,000	45,841
[g]Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior note, 144A, 4.75%, 10/01/23	United States	11,000	10,814

			2,193,598

Paper & Forest Products 0.1%
[g]Paper Industries Intermediate Financing SARL, senior secured note, 144A, 6.00%, 3/01/25	Luxembourg	52,666	48,079

Pharmaceuticals 0.4%
Eli Lilly & Co., senior bond, 2.25%, 5/15/50	United States	67,000	63,701
[g]Royalty Pharma PLC, senior bond, 144A,
2.20%, 9/02/30	United States	67,000	66,264
3.30%, 9/02/40	United States	33,000	32,300
3.55%, 9/02/50	United States	67,000	64,502
[g]Upjohn Inc., senior bond, 144A,
2.70%, 6/22/30	United States	40,000	41,797
3.85%, 6/22/40	United States	40,000	43,463
4.00%, 6/22/50	United States	90,000	98,345

			410,372

Road & Rail 0.1%
[g]Avis Budget Car Rental LLC / Avis Budget Finance Inc., 144A,
senior bond, 5.25%, 3/15/25	United States	17,000	16,284
senior note, 6.375%, 4/01/24	United States	100,000	98,365

			114,649

Semiconductors & Semiconductor Equipment 0.0%†
QUALCOMM Inc., senior bond, 3.25%, 5/20/50	United States	35,000	39,510

Software 0.5%
Microsoft Corp., senior bond, 2.525%, 6/01/50	United States	269,000	282,600
Oracle Corp., senior bond, 3.60%, 4/01/50	United States	48,000	53,767
[g]Veritas U.S. Inc. / Veritas Bermuda Ltd., senior secured note, 144A, 7.50%, 9/01/25	United States	87,000	90,465

			426,832

Specialty Retail 1.4%
[g]Carvana Co., senior note, 144A, 8.875%, 10/01/23	United States	573,000	601,764
L Brands Inc., senior bond, 5.625%, 2/15/22	United States	26,000	26,773
[g]Vericast Corp./Harland Clarke, senior secured note, 144A, 12.50%, 5/01/24	United States	654,830	674,475

			1,303,012

Technology Hardware, Storage & Peripherals 0.1%
Apple Inc., senior bond,
1.65%, 5/11/30	United States	36,000	37,337
3.85%, 5/04/43	United States	47,000	57,712
2.65%, 5/11/50	United States	35,000	36,102

			131,151

Wireless Telecommunication Services 0.4%
[g]T-Mobile USA Inc., 144A,
senior secured bond, 3.875%, 4/15/30	United States	164,000	187,642

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Wireless Telecommunication Services (continued)
[g]T-Mobile USA Inc., 144A, (continued)
senior secured bond, 2.55%, 2/15/31	United States	35,000	$36,641
senior secured note, 3.75%, 4/15/27	United States	73,000	82,630
senior secured note, 2.05%, 2/15/28	United States	47,000	48,200

			355,113

Total Corporate Bonds and Notes (Cost $13,250,370)			13,427,514

Corporate Bonds and Notes in Reorganization 1.6%
Diversified Telecommunication Services 1.6%
[k]Frontier Communications Corp.,
senior bond, 7.125%, 1/15/23	United States	66,000	27,266
senior bond, 6.875%, 1/15/25	United States	32,000	12,880
senior bond, 9.00%, 8/15/31	United States	188,000	77,673
[d,g]senior secured note, 144A, 8.00%, 4/01/27	United States	849,000	854,587
[g,k]Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	454,000	495,321

			1,467,727

Oil, Gas & Consumable Fuels 0.0%†
[g,k]American Energy- Permian Basin LLC, senior secured note, 144A, 12.00%, 10/01/24	United States	962,000	24,050

Total Corporate Bonds and Notes in Reorganization (Cost $2,312,360)			1,491,777

[h]Senior Floating Rate Interests 3.6%
Airlines 0.2%
United Airlines Holdings Inc., Term Loan B, 6.25%, (3-Month USD LIBOR + 5.25%), 7/02/27	United States	149,158	150,532

Communications Equipment 0.5%
Riverbed Technology Inc., Term Loan B, 4.25%, (1-Month USD LIBOR + 3.25%), 4/24/22	United States	549,499	489,398

Diversified Consumer Services 0.8%
Advantage Sales & Marketing Inc.,
Term Loan 1L, 4.25%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	478,173	455,631
Term Loan B2, 4.25%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	275,661	262,665

			718,296

Diversified Telecommunication Services 1.1%
Intelsat Jackson Holdings SA,
Term Loan B3, 8.00%, (6-Month USD LIBOR + 3.75%), 11/27/23	United States	281,120	284,283
Term Loan B4, 8.75%, (1-Month USD LIBOR + 4.50%), 1/02/24	United States	16,979	17,179
Term Loan B5, 8.625%, (6-Month USD LIBOR + 6.63%), 1/02/24	United States	329,824	333,711
[l]Term Loan DIP, 6.50%, (1-Month USD LIBOR + 5.50%), 7/14/21	United States	333,953	340,771

			975,944

Electronic Equipment, Instruments & Components 0.2%
Veritas U.S. Inc., Term Loan B, 6.50%, (3-Month USD LIBOR + 4.50%), 9/01/25	United States	205,248	201,721

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

[h]Senior Floating Rate Interests (continued)
Hotels, Restaurants & Leisure 0.2%
Caesars Resort Collection LLC, Term Loan B,
4.703%, (3-Month USD LIBOR + 4.50%), 7/21/25	United States	118,454		$115,171
4.772%, (3-Month USD LIBOR + 4.50%), 7/21/25	United States	59,227		57,586

				172,757

Personal Products 0.1%
[l]Coty Inc., Term Loan B, 2.405%, (1-Month USD LIBOR + 2.25%), 4/07/25	United States	156,851		139,049

Specialty Retail 0.5%
PETCO Animal Supplies Inc., Term Loan B1, 4.25%, (3-Month USD LIBOR + 3.25%), 1/26/23	United States	106,996		91,983
PetSmart Inc., Term Loan B2, 5.00%, (1-Month USD LIBOR + 4.00%), 3/11/22	United States	413,472		413,522

				505,505

Total Senior Floating Rate Interests (Cost $3,258,062)				3,353,202

Foreign Government and Agency Securities 5.6%
Government of Argentina,
senior bond, 7.125%, 6/28/17	Argentina	82,000		35,772
senior note, 6.875%, 1/26/27	Argentina	127,000		56,961
senior note, 5.875%, 1/11/28	Argentina	405,000		181,647
[f]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		228,719
Government of Egypt, senior bond,
[g]144A, 8.875%, 5/29/50	Egypt	200,000		209,160
[f]Reg S, 8.70%, 3/01/49	Egypt	200,000		207,002
[f]Government of Germany, senior bond, Reg S, 0.50%, 2/15/25	Germany	94,000	EUR	118,123
Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		386,629
[g]Government of Jordan, senior note, 144A, 4.95%, 7/07/25	Jordan	200,000		200,311
Government of Mexico, senior bond,
4.75%, 4/27/32	Mexico	200,000		229,400
5.00%, 4/27/51	Mexico	200,000		231,050
[f]Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	200,000		212,960
[f]Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	421,000		447,733
Government of Russia,
senior bond, 6225, 7.25%, 5/10/34	Russia	24,782,000	RUB	364,879
[f]senior bond, Reg S, 5.25%, 6/23/47	Russia	200,000		272,568
senior note, 6227, 7.40%, 7/17/24	Russia	37,531,000	RUB	549,625
senior note, 6229, 7.15%, 11/12/25	Russia	43,267,000	RUB	633,703
senior note, 6232, 6.00%, 10/06/27	Russia	29,540,000	RUB	406,623
[g]Government of Saudi Arabia, senior bond, 144A, 2.75%, 2/03/32	Saudi Arabia	221,000		230,105

Total Foreign Government and Agency Securities (Cost $4,923,226)				5,202,970

U.S. Government and Agency Securities (Cost $914,517) 1.0%
U.S. Treasury Note,
0.25%, 7/31/25	United States	40,000		39,970
0.50%, 6/30/27	United States	78,000		78,122
0.375%, 7/31/27	United States	88,000		87,340

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Note, (continued)
0.625%, 5/15/30	United States	717,700	$712,934

Total U.S. Government and Agency Securities (Cost $914,517)			918,366

Asset-Backed Securities and Commercial Mortgage-Backed Securities 53.4%
Diversified Financial Services 29.1%
[g,m]ACIS CLO Ltd., 2014-5A, D, 144A, FRN, 4.591%, (3-Month USD LIBOR + 4.34%), 11/01/26	United States	1,120,000	1,102,747
[n]Adjustable Rate Mortgage Trust, 2005-4, 3A1, FRN, 4.093%, 8/25/35	United States	63,994	62,372
[g,n]AMSR Trust, 144A, FRN,
2019-SFR1, H, 6.04%, 1/19/39	United States	750,000	719,365
2019-SFR1, I, 8.976%, 1/19/39	United States	750,000	723,425
[g,m]Ashford Hospitality Trust, 2018-ASHF, E, 144A, FRN, 3.262%, (1-Month USD LIBOR + 3.10%), 4/15/35	United States	550,000	482,093
[g,m]Atlas Senior Loan Fund III Ltd., 2017-1A, DR, 144A, FRN, 2.88%, (3-Month USD LIBOR + 2.60%), 11/17/27	United States	1,320,000	1,111,546
[m]Bear Stearns ALT-A Trust, 2004-6, B1, FRN, 3.025%, (1-Month USD LIBOR + 2.85%), 7/25/34	United States	346,495	354,157
[g,m]BXMT Ltd., 2020-FL2, C, 144A, FRN, 1.812%, (1-Month USD LIBOR + 1.65%), 2/16/37	United States	1,300,000	1,256,125
CD Mortgage Trust, 2019-CD8, C, 3.719%, 8/15/57	United States	384,000	365,742
[n]Chase Mortgage Finance Trust, 2007-A1, 11M1, FRN, 3.642%, 3/25/37	United States	23,532	22,786
CitiMortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	29,017	28,583
[g,n]Comm Mortgage Trust, 2013-CR8, D, 144A, FRN, 4.083%, 6/10/46	United States	1,000,000	955,092
[g,m]Cutwater 2014-II Ltd., 2017-2A, CR, 144A, FRN, 4.025%, (3-Month USD LIBOR + 3.75%), 1/15/27	United States	1,000,000	943,450
[g,m]CVP Cascade CLO-2 Ltd., 2014-2A, C, 144A, FRN, 4.072%, (3-Month USD LIBOR + 3.80%), 7/18/26	United States	700,000	662,582
Delta Funding Home Equity Loan Trust, 2000-2, M2, 8.86%, 8/15/30	United States	293,917	265,784
[g,n]FREMF Mortgage Trust, 2019-KW09, B, 144A, FRN, 4.148%, 5/25/29	United States	300,000	299,389
[n,o]FRESB Mortgage Trust, 2020-SB76, X1, IO, FRN, 1.317%, 5/25/30	United States	2,998,538	210,816
[g,m]Goldentree Loan Management US CLO 6 Ltd., 2019-6A, C, 144A, FRN, 2.872%, (3-Month USD LIBOR + 2.60%), 1/20/33	United States	1,000,000	1,005,002
[g,m]GPMT Ltd., 2019-FL2, D, 144A, FRN, 3.121%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	1,000,000	930,300
GSAA Trust, 2006-7, AF3, 6.22%, 3/25/46	United States	255,075	144,994
[g]GSMSC Pass-Through Trust, 144A, FRN,
[m]2009-4R, 2A3, 0.622%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	756,719	485,942
[n]2009-5R, 3A2, 5.50%, 10/26/35	United States	173,065	172,268
[g,m]Hull Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.872%, (3-Month USD LIBOR + 3.60%), 10/18/26	United States	1,130,000	900,679
[g,m]JFIN CLO Ltd., 2017-1A, DR, 144A, FRN, 2.963%, (3-Month USD LIBOR + 2.65%), 3/15/26	United States	650,000	580,795
[g,m]KREF Ltd., 2018-FL1, D, 144A, FRN, 2.712%, (1-Month USD LIBOR + 2.55%), 6/15/36	United States	300,000	282,038

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
MASTR Adjustable Rate Mortgages Trust, FRN,
[n]2004-10, B1, 3.669%, 10/25/34	United States	537,289	$474,200
[m]2006-OA1, 1A1, 0.385%, (1-Month USD LIBOR + 0.21%), 4/25/46	United States	328,917	294,385
[g,m]Morgan Stanley RE-REMIC Trust, 2013-R8, 2B2, 144A, FRN, 1.012%, (1-Month USD LIBOR + 0.42%), 9/26/36	United States	1,011,880	652,156
[g,m]Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.925%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	1,290,000	1,199,941
[g,m]OHA Credit Funding 4 Ltd., 2019-4A, C, 144A, FRN, 2.908%, (3-Month USD LIBOR + 2.65%), 10/22/32	United States	1,500,000	1,501,841
[g]Progress Residential Trust, 2017-SFR2, C, 144A, 3.395%, 12/17/34	United States	350,000	352,531
[g]Sapphire Aviation Finance I Ltd., 2018-1A, B, 144A, 5.926%, 3/15/40	United States	746,997	516,105
[n]Seasoned Credit Risk Transfer Trust, FRN,
[g]2016-1, M2, 144A, 3.75%, 9/25/55	United States	500,000	451,697
2017-3, M1, 4.00%, 7/25/56	United States	40,000	39,924
[g]2020-2, M, 144A, 4.25%, 11/25/59	United States	300,000	284,876
[g]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	780,829	705,463
[g,m]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.813%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	1,160,000	1,144,492
[n]STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 3.858%, 4/25/37	United States	79,465	60,188
[m]Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 0.825%, (1-Month USD LIBOR + 0.65%), 12/25/35	United States	205,060	168,151
[m]Terwin Mortgage Trust, 2003-6HE, M2, FRN, 2.80%, (1-Month USD LIBOR + 2.63%), 11/25/33	United States	144,756	139,254
[g]Thunderbolt II Aircraft Lease Ltd., 2018-A, A, 144A, 4.147%, 9/15/38	United States	2,657,400	2,472,457
[n]UBS Commercial Mortgage Trust, 2018-C10, C, FRN, 5.259%, 5/15/51	United States	800,000	821,847
[g,n]Visio Trust, 2020-1, A3, 144A, FRN, 3.521%, 8/25/55	United States	250,000	249,642
Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	148,746	148,111
[n]Wells Fargo Mortgage Backed Securities Trust, 2006-AR13, A2, FRN, 3.079%, 9/25/36	United States	153,842	139,538
[g,m]Westchester CLO Ltd., 2007-1A, E, 144A, FRN, 4.551%, (3-Month USD LIBOR + 4.30%), 8/01/22	United States	661,203	661,727
[g,m]ZAIS CLO 1 Ltd., 2018-1A, CR, 144A, FRN, 3.685%, (3-Month USD LIBOR + 3.41%), 4/15/28	United States	512,552	426,324

			26,972,922

Metals & Mining 1.1%
[g,m]Palmer Square Loan Funding Ltd., 2019-2A, B, 144A, FRN, 2.522%, (3-Month USD LIBOR + 2.25%), 4/20/27	United States	1,000,000	983,778

Mortgage Real Estate Investment Trusts (REITs) 23.2%
[n]American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 3.89%, 11/25/35	United States	115,726	98,127
[n]Banc of America Mortgage Trust, FRN,
2005-K, 2A1, 3.792%, 12/25/35	United States	209,363	196,623
2005-L, 1A1, 4.141%, 1/25/36	United States	134,733	124,699
2005-L, 3A1, 3.996%, 1/25/36	United States	287,647	262,628
[g,n]BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.643%, 3/26/37	United States	276,764	235,777
[n]Bear Stearns ARM Trust, FRN,
2002-11, 1A2, 3.752%, 2/25/33	United States	4,584	4,122

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[n]Bear Stearns ARM Trust, FRN, (continued)
2006-2, 4A1, 3.653%, 7/25/36	United States	49,484	$44,851
Citigroup Mortgage Loan Trust, FRN,
[m]2004-OPT1, M4, 1.18%, (1-Month USD LIBOR + 1.01%), 10/25/34	United States	588,602	537,391
[n]2007-AR5, 2A1A, 4.167%, 4/25/37	United States	115,483	109,036
[g,m]2008-RR1, A1A1, 144A, 0.245%, (1-Month USD LIBOR + 0.07%), 1/25/37	United States	640,134	562,557
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	169,896	175,698
[m]2005-IM1, A1, FRN, 0.775%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	147,544	136,092
2005-J10, 2A4, 6.00%, 10/25/35	United States	439,161	314,481
2006-4CB, 2A3, 5.50%, 4/25/36	United States	73,950	70,365
CS First Boston Mortgage Securities Corp.,
2002-9, 1A2, 7.50%, 3/25/32	United States	466,695	495,641
[n]2004-AR3, CB2, FRN, 3.61%, 4/25/34	United States	128,194	119,149
[g,m]2004-CF2, 2M2, 144A, FRN, 1.575%, (1-Month USD LIBOR + 1.40%), 5/25/44	United States	252,027	236,614
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	811,958	431,469
[g,n]FHLMC Seasoned Credit Risk Transfer Trust, 2017-2, M1, 144A, FRN, 4.00%, 8/25/56	United States	1,170,000	1,163,986
[g]FHLMC Structured Agency Credit Risk Debt Notes, 144A, FRN,
[n]2017-SPI1, M2, 3.984%, 9/25/47	United States	899,469	892,581
[m]2018-HRP1, B2, 11.925%, (1-Month USD LIBOR + 11.75%), 4/25/43	United States	3,026,254	2,866,806
[n]2018-SPI1, M2, 3.722%, 2/25/48	United States	693,000	677,767
[n]2018-SPI2, M2, 3.811%, 5/25/48	United States	753,272	742,988
[n]2018-SPI3, B, 4.14%, 8/25/48	United States	249,920	165,977
[m]2020-DNA4, M2, 3.908%, (1-Month USD LIBOR + 3.75%), 8/25/50	United States	1,000,000	1,010,950
[n]First Horizon Alternative Mortgage Securities Trust, 2004-AA2, 2A1, FRN, 2.748%, 8/25/34	United States	207,315	205,044
GSR Mortgage Loan Trust,
2004-6F, 2A4, 5.50%, 5/25/34	United States	168,025	174,892
[n]2005-AR6, B1, FRN, 3.787%, 9/25/35	United States	610,047	546,056
[b]2007-1F, 1A1, 5.00%, 12/25/35	United States	54,380	75,021
Impac CMB Trust,
2004-4, 2A2, 4.94%, 9/25/34	United States	162,883	174,604
[m]2004-8, 3B, FRN, 2.80%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	127,922	124,008
[m]2005-2, 2B, FRN, 2.65%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	94,935	89,876
[m]2005-4, 2B1, FRN, 2.65%, (1-Month USD LIBOR + 2.48%), 5/25/35	United States	140,137	134,341
[m]2005-4, 2M1, FRN, 0.925%, (1-Month USD LIBOR + 0.75%), 5/25/35	United States	163,493	148,706
[m]2005-8, 2B, FRN, 2.425%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	126,330	121,370
IndyMac INDX Mortgage Loan Trust, FRN,
[m]2004-AR14, 2A1A, 0.895%, (1-Month USD LIBOR + 0.72%), 1/25/35	United States	614,856	513,421
[n]2005-AR21, 4A1, 3.39%, 10/25/35	United States	296,680	274,654

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
IndyMac INDX Mortgage Loan Trust, FRN, (continued)
[m]2006-AR12, A1, 0.365%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	113,041	$101,455
[m]2006-AR29, A2, 0.255%, (1-Month USD LIBOR + 0.08%), 11/25/36	United States	145,551	134,833
[g,m]JPMorgan Chase Commercial Mortgage Securities Trust, 2018-ASH8, F, 144A, FRN, 4.162%, (1-Month USD LIBOR + 4.00%), 2/15/35	United States	850,000	656,074
JPMorgan Mortgage Acquisition Trust, 2007-CH2, AF2, 4.602%, 1/25/37	United States	170,742	127,439
[n]JPMorgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.658%, 8/25/36	United States	273,951	242,124
2006-A7, 2A3, 3.795%, 1/25/37	United States	126,431	116,422
2007-A2, 2A1, 3.749%, 4/25/37	United States	183,879	165,958
[g]2019-2, B4, 144A, 4.624%, 8/25/49	United States	584,080	574,804
[g,o]2019-8, B1X, 144A, IO, 1.25%, 3/25/50	United States	816,323	38,071
[g,o]2019-8, B2X, 144A, IO, 1.00%, 3/25/50	United States	1,224,534	45,369
[g,o]2019-8, B3X, 144A, IO, 0.75%, 3/25/50	United States	784,839	21,751
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	76,636	79,387
[n]MASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 2.918%, 10/25/47	United States	669,667	473,962
[n]MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 3.561%, 10/25/32	United States	46,890	46,650
[m]New Century Home Equity Loan Trust, 2003-4, M1, FRN, 1.30%, (1-Month USD LIBOR + 1.13%), 10/25/33	United States	508,918	502,543
[n]RALI Series Trust, FRN,
2005-QA8, NB2, 3.56%, 7/25/35	United States	69,021	61,756
2005-QA8, NB3, 4.519%, 7/25/35	United States	63	63
[n]RFMSI Trust, 2007-SA2, 3A, FRN, 5.108%, 4/25/37	United States	1,032,212	466,716
[m]Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN, 0.875%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	183,203
[n]Structured ARM Loan Trust, FRN,
2004-2, 1A1, 4.146%, 3/25/34	United States	125,432	122,564
2004-4, B1, 3.704%, 4/25/34	United States	440,688	401,885
[n]Wachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 3.642%, 10/20/35	United States	371,314	354,629
[m]WaMu Mortgage Pass-Through Certificates Trust, 2007-OA3, 2A1A, FRN, 1.931%, (1 Year CMT + 0.76%), 4/25/47	United States	55,397	50,788
[m]Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN, 0.255%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	278,469	211,160
[n]Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, FRN,
2003-AR2, M, 2.947%, 5/25/33	United States	930,239	871,799
[b]2003-AR3, B1, 3.584%, 6/25/33	United States	246,345	227,392
[n]Wells Fargo Commercial Mortgage Trust, 2018-C48, C, FRN, 5.291%, 1/15/52	United States	900,000	936,339

			21,473,504

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $50,874,051)			49,430,204

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Municipal Bonds in Reorganization 1.1%
Puerto Rico 1.1%
[k]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/39	United States	155,000		$102,687
5.00%, 7/01/41	United States	225,000		140,906
[k]Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	1,330,000		812,963

Total Municipal Bonds in Reorganization (Cost $873,250)				1,056,556

	Number of Contracts	Notional Amount#

Options Purchased 0.1%

Calls - Exchange-Traded 0.0%†
Tapestry Inc., September Strike Price $15.00, Expires 9/18/20	25	2,500		1,600

Puts - Exchange-Traded 0.0%†
American Airlines Group Inc., November Strike Price $15.00, Expires 11/20/20	33	3,300		11,847
Bed Bath & Beyond Inc., January Strike Price $4.00, Expires 1/15/21	112	11,200		1,680
The Boeing Co., January Strike Price $150.00, Expires 1/15/21	11	1,100		15,895
Dow Inc., January Strike Price $35.00, Expires 1/15/21	26	2,600		3,172

				32,594

Puts - Over-the-Counter 0.1%
American Airlines Group Inc., Counterparty JPHQ, November Strike Price $15.00, Expires 11/20/20	32	3,200		11,488
American Airlines Group Inc., Counterparty JPHQ, January Strike Price $15.00, Expires 1/15/21	40	4,000		17,000
Casino Guichard-Perrachon SA, Counterparty BOFA, December Strike Price 20.00 EUR, Expires 12/18/20	18	1,800		3,609
CoStar Group Inc., Counterparty GSCO, October Strike Price $500.00, Expires 10/16/20	10	1,000		5,000

				37,097

Total Options Purchased (Cost $133,551)				71,291

Total Investments before Short Term Investments (Cost $79,746,330)				80,872,755

	Country	Principal Amount*

Short Term Investments 7.3%

Corporate Bonds and Notes (Cost $73,190) 0.1%
Specialty Retail 0.1%
L Brands Inc., senior bond, 6.625%, 4/01/21	United States	77,000		79,272

Credit-Linked Notes 0.2%
[b,g]Citigroup Global Markets Holdings Inc., senior note, (Egypt), 144A, zero cpn., 10/22/20	Egypt	2,529,000	EGP	156,423
[f,g]HSBC Bank PLC, senior note, (Egypt), 144A, Reg S, zero cpn., 10/15/20	Egypt	1,275,000	EGP	79,163

Total Credit-Linked Notes (Cost $234,020)				235,586

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares	Value

Short Term Investments (continued)

Money Market Funds (Cost $3,331,800) 3.6%
[p]Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	3,331,800	$3,331,800

		Principal Amount*

Repurchase Agreements (Cost $3,147,401) 3.4%
[q]Joint Repurchase Agreement, 0.068%, 9/01/20 (Maturity Value $3,147,407)	United States	3,147,401	3,147,401

BNP Paribas Securities Corp. (Maturity Value $2,380,226)
Deutsche Bank Securities Inc. (Maturity Value $235,143)
HSBC Securities (USA) Inc. (Maturity Value $532,038)
Collateralized by U.S. Government Agency Securities, 3.00% - 5.00%, 11/20/42 - 7/20/50; U.S. Government Agency Strips, 8/15/22 - 11/15/43:
[r]U.S. Treasury Bills, 1/19/21; and U.S. Treasury Notes, 1.75%, 5/31/22 (valued at $3,212,113)

Total Investments (Cost $86,532,741) 94.7%			87,666,814

Options Written (0.0)%†			(11,248)

Securities Sold Short (10.9)%			(10,129,046)

Other Assets, less Liabilities 16.2%			15,030,989

Net Assets 100.0%			$92,557,509

	Number of Contracts	Notional Amount#

Options Written (0.0)%†

Calls - Over-the-Counter (0.0)%†
Clearway Energy Inc., C, Counterparty GSCO, November Strike Price $25.00, Expires 11/20/20	50	5,000	(10,000)

Puts - Exchange-Traded (0.0)%†
Dow Inc., January Strike Price $27.50, Expires 1/15/21	26	2,600	(1,248)

Total Options Written (Premiums Received $14,059)			(11,248)

	Country	Shares

Securities Sold Short (10.9)%

Common Stocks (3.2)%
Automobiles (2.9)%
Tesla Inc.	United States	5,460	(2,720,827)

Hotels, Restaurants & Leisure (0.2)%
Carnival Corp.	United States	8,470	(139,586)

Professional Services (0.1)%
CoStar Group Inc.	United States	95	(80,617)

Total Common Stocks (Proceeds $856,146)			(2,941,030)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)
Corporate Bonds and Notes (5.7)%
Aerospace & Defense (0.2)%
Triumph Group Inc., senior note, 5.25%, 6/01/22	United States	198,000		$(155,136)

Airlines (0.4)%
[g]American Airlines Inc., senior secured note, 144A, 11.75%, 7/15/25	United States	348,000		(334,778)

Banks (0.1)%
[f,h,j]China Zheshang Bank Co. Ltd., junior sub. bond, FRN, Reg S, 5.45%, (US 5 Year CMT T-Note + 3.52%), Perpetual	China	72,000		(73,454)

Chemicals (0.2)%
The Dow Chemical Co.,
senior bond, 4.80%, 5/15/49	United States	119,000		(142,554)
senior note, 4.80%, 11/30/28	United States	68,000		(82,555)

				(225,109)

Construction & Engineering (0.5)%
Fluor Corp., senior bond, 3.50%, 12/15/24	United States	153,000		(119,872)
[g]Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	302,000		(291,430)
[f]Webuild SpA, senior note, Reg S, 1.75%, 10/26/24	Italy	82,000	EUR	(87,626)

				(498,928)

Containers & Packaging (0.0)%†
[g]Flex Acquisition Co. Inc., senior note, 144A, 7.875%, 7/15/26	United States	15,000		(15,781)

Diversified Financial Services (0.9)%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
senior bond, 3.65%, 7/21/27	Ireland	174,000		(162,289)
senior bond, 3.875%, 1/23/28	Ireland	207,000		(190,786)
senior note, 4.875%, 1/16/24	Ireland	174,000		(179,487)
senior note, 6.50%, 7/15/25	Ireland	255,000		(277,627)

				(810,189)

Diversified Telecommunication Services (0.3)%
[f]Dkt Finance Aps, senior secured note, Reg S, 7.00%, 6/17/23	Denmark	200,000	EUR	(242,985)

Energy Equipment & Services (0.1)%
[f]Saipem Finance International BV, E, senior note, Reg S, 2.625%, 1/07/25	Italy	100,000	EUR	(119,540)

Equity Real Estate Investment Trusts (REITs) (0.5)%
[g]Iron Mountain Inc., senior bond, 144A, 5.25%, 3/15/28	United States	249,000		(262,494)
Kimco Realty Corp., senior note, 1.90%, 3/01/28	United States	86,000		(84,738)
Simon Property Group LP, senior bond, 2.65%, 7/15/30	United States	100,000		(100,352)

				(447,584)

Hotels, Restaurants & Leisure (0.2)%
RHP Hotel Properties LP / RHP Finance Corp., senior note, 4.75%, 10/15/27	United States	186,000		(169,574)

Independent Power & Renewable Electricity Producers (0.4)%
NRG Energy Inc.,
[g]senior bond, 144A, 5.25%, 6/15/29	United States	356,000		(388,864)
senior note, 5.75%, 1/15/28	United States	17,000		(18,527)

				(407,391)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Marine (0.1)%
[f]CMA CGM SA, senior note, Reg S, 6.50%, 7/15/22	France	82,000	EUR	$(96,021)

Media (0.2)%
[g]Diamond Sports Group LLC / Diamond Sports Finance Co., senior secured note, 144A, 5.375%, 8/15/26	United States	145,000		(113,450)
Meredith Corp., senior note, 6.875%, 2/01/26	United States	77,000		(67,053)

				(180,503)

Mortgage Real Estate Investment Trusts (REITs) (0.1)%
[g]Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, senior secured note, 144A, 5.75%, 5/15/26	United States	131,000		(107,071)

Multiline Retail (0.1)%
[g]Macy’s Inc., senior secured note, 144A, 8.375%, 6/15/25	United States	79,000		(83,034)

Oil, Gas & Consumable Fuels (0.2)%
[g]Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior bond, 144A, 5.50%, 1/15/28	United States	214,000		(196,432)

Personal Products (0.1)%
[g]Coty Inc., senior note, 144A, 6.50%, 4/15/26	United States	53,000		(43,823)

Professional Services (0.1)%
[f]Teleperformance, senior note, Reg S, 1.875%, 7/02/25	France	100,000	EUR	(127,246)

Road & Rail (0.1)%
[g]Avis Budget Car Rental LLC / Avis Budget Finance Inc., senior secured note, 144A, 10.50%, 5/15/25	United States	70,000		(81,452)

Software (0.3)%
[g]Veritas U.S. Inc. / Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	United States	312,000		(312,747)

Specialty Retail (0.3)%
[g]PetSmart Inc., senior note, 144A, 8.875%, 6/01/25	United States	231,000		(240,067)

Wireless Telecommunication Services (0.3)%
[f]Softbank Group Corp., senior bond, Reg S, 5.125%, 9/19/27	Japan	300,000		(316,447)

Total Corporate Bonds and Notes (Proceeds $5,037,447)				(5,285,292)

Foreign Government and Agency Securities (0.2)%
Government of Italy, senior bond,
[f]Reg S, 5.00%, 3/01/25	Italy	88,000	EUR	(126,364)
5.25%, 11/01/29	Italy	63,000	EUR	(103,007)

Total Foreign Government and Agency Securities (Proceeds $204,365)				(229,371)

U.S. Government and Agency Securities (1.8)%
U.S. Treasury Bond,
1.125%, 5/15/40	United States	121,000		(118,826)
2.00%, 2/15/50	United States	749,800		(844,052)
1.25%, 5/15/50	United States	133,000		(125,467)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

U.S. Government and Agency Securities (continued)
U.S. Treasury Note,
0.25%, 6/30/25	United States	320,000	$(319,850)
0.50%, 5/31/27	United States	231,000	(231,437)
0.625%, 8/15/30	United States	34,000	(33,721)

Total U.S. Government and Agency Securities (Proceeds $1,679,765)			(1,673,353)

Total Securities Sold Short (Proceeds $7,777,723)			$(10,129,046)

†	Rounds to less than 0.1% of net assets.
*	The principal amount is stated in U.S. dollars unless otherwise indicated.
#

Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]	Non-income producing.
[b]	Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]	See Note 5 regarding restricted securities.
[d]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2020, the aggregate value of these securities and/or cash pledged amounted to $13,647,511, representing 14.7% of net assets.

[e]	A portion or all of the security is held in connection with written option contracts open at period end.
[f]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2020, the net value of these securities was $1,780,890, representing 1.9% of net assets.

[g]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At August 31, 2020, the net value of these securities was $41,239,941, representing 44.6% of net assets.

[h]	The coupon rate shown represents the rate at period end.
[i]	A portion or all of the security purchased on a delayed delivery basis.
[j]	Perpetual security with no stated maturity date.
[k]	Defaulted security or security for which income has been deemed uncollectible.
[l]	See Note 6 regarding unfunded loan commitments.
[m]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[n]

Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

[o]

Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

[p]	The rate shown is the annualized seven-day effective yield at period end.
[q]

Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2020, all repurchase agreements had been entered into on that date.

[r]	The security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
S&P 500 E-Mini Index	Short	3	$ 524,835	9/18/20	$ (71,287)

Total Futures Contracts					$ (71,287)

*	As of period end.

At August 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	JPHQ	Buy	88,371	$99,427	9/16/20	$6,068	$–
Euro	JPHQ	Sell	88,371	97,200	9/16/20	–	(8,295)
Indonesian Rupiah	JPHQ	Sell	14,961,923,656	973,401	9/16/20	–	(52,463)
Russian Ruble	JPHQ	Buy	15,325,371	207,361	9/16/20	500	(1,328)
Russian Ruble	JPHQ	Sell	139,334,721	1,897,130	9/16/20	19,377	–
South African Rand	JPHQ	Buy	2,834,216	160,887	9/16/20	6,011	–
Thai Baht	JPHQ	Buy	10,882,105	341,212	9/16/20	8,420	–
Thai Baht	JPHQ	Sell	10,882,105	341,025	9/16/20	–	(8,606)
British Pound	JPHQ	Sell	320,000	418,336	9/30/20	–	(9,517)
Euro	JPHQ	Sell	1,750,000	1,962,958	9/30/20	–	(126,819)

Total Forward Exchange Contracts						$40,376	$(207,028)

Net unrealized appreciation (depreciation)							$(166,652)

[a]	May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Government of Malaysia	(1.00)%	Quarterly		12/20/24	435,000	$(11,010)	$(11,526)	$516
Government of Mexico	(1.00)%	Quarterly		6/20/23	186,000	(1,777)	(26)	(1,751)
Government of Mexico	(1.00)%	Quarterly		12/20/23	966,000	(6,468)	(3,881)	(2,587)
Government of Mexico	(1.00)%	Quarterly		12/20/23	15,000	(100)	(232)	132
Government of South Africa	(1.00)%	Quarterly		12/20/24	903,000	64,394	26,642	37,752
Government of South Africa	(1.00)%	Quarterly		12/20/24	900,000	64,180	26,654	37,526
Government of South Korea	(1.00)%	Quarterly		6/20/24	602,327	(19,115)	(20,613)	1,498
Government of South Korea	(1.00)%	Quarterly		12/20/24	395,000	(13,620)	(12,919)	(701)
Government of Turkey	(1.00)%	Quarterly		6/20/22	6,000	413	316	97
Government of Turkey	(1.00)%	Quarterly		6/20/24	462,000	66,038	46,374	19,664

Traded Index

CDX.NA.HY.25	(5.00)%	Quarterly		12/20/20	1,241,000	(14,099)	24,992	(39,091)
CDX.NA.HY.34	(5.00)%	Quarterly		6/20/25	3,487,500	(201,672)	18,396	(220,068)
CDX.NA.IG.34	(1.00)%	Quarterly		6/20/25	9,120,000	(151,319)	(87,301)	(64,018)

Contracts to Sell Protection[c,d]

Single Name

Government of South Africa	1.00%	Quarterly		12/20/24	786,000	(56,051)	(61,217)	5,166	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	184,000	(13,121)	(5,367)	(7,754)	BB-
Government of Turkey	1.00%	Quarterly		12/20/22	136,000	(12,001)	(6,150)	(5,851)	B+

Total Centrally Cleared Swap Contracts						$(305,328)	$(65,858)	$(239,470)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name		Counterparty

Avis Budget Group, Inc.	(5.00)%	Quarterly	BZWS	12/20/24	27,000	(88)	2,744	(2,832)
Avis Budget Group, Inc.	(5.00)%	Quarterly	BZWS	12/20/24	27,000	(88)	3,049	(3,137)
Avis Budget Group, Inc.	(5.00)%	Quarterly	BZWS	12/20/24	45,000	(146)	5,288	(5,434)
Avis Budget Group, Inc.	(5.00)%	Quarterly	GSCO	12/20/24	27,000	(88)	2,683	(2,771)
Avis Budget Group, Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	18,000	(59)	2,115	(2,174)
Avis Budget Group, Inc.	(5.00)%	Quarterly	MSCO	12/20/24	18,000	(59)	1,788	(1,847)
Beazer Homes USA, Inc.	(5.00)%	Quarterly	BZWS	6/20/25	35,000	(4,102)	6,620	(10,722)
Beazer Homes USA, Inc.	(5.00)%	Quarterly	GSCO	6/20/25	36,000	(4,219)	(1,549)	(2,670)
Beazer Homes USA, Inc.	(5.00)%	Quarterly	MSCO	6/20/25	36,000	(4,219)	7,648	(11,867)
Best Buy Co. Inc.	(5.00)%	Quarterly	BOFA	12/20/24	45,000	(9,500)	(6,588)	(2,912)
Best Buy Co. Inc.	(5.00)%	Quarterly	BOFA	12/20/24	45,000	(9,500)	(6,374)	(3,126)
Best Buy Co. Inc.	(5.00)%	Quarterly	BZWS	12/20/24	45,000	(9,500)	(7,213)	(2,287)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	12/20/24	135,000	(28,501)	(22,155)	(6,346)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	12/20/24	72,000	(15,201)	(10,062)	(5,139)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	12/20/24	27,000	(5,700)	(3,763)	(1,937)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	12/20/24	19,000	(4,011)	(2,516)	(1,495)
Best Buy Co. Inc.	(5.00)%	Quarterly	GSCO	6/20/25	81,000	(18,835)	(9,660)	(9,175)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	35,000	7,521	8,935	(1,414)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	36,000	7,736	9,005	(1,269)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/25	100,000	26,282	27,437	(1,155)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/23	18,000	3,868	4,583	(715)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/25	13,000	3,417	3,727	(310)
Carnival Corp.	(1.00)%	Quarterly	FBCO	6/20/23	57,000	12,248	14,320	(2,072)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Carnival Corp.	(1.00)%	Quarterly	GSCO	12/20/20	14,000		$308	$888	$(580)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	36,000		7,736	8,603	(867)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	36,000		7,736	9,045	(1,309)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/25	33,000		8,673	9,460	(787)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/25	33,000		8,673	11,495	(2,822)
Carnival Corp.	(1.00)%	Quarterly	JPHQ	12/20/20	11,000		242	323	(81)
CenturyLink Inc.	(1.00)%	Quarterly	BZWS	12/20/23	63,000		2,445	4,569	(2,124)
CenturyLink Inc.	(1.00)%	Quarterly	BZWS	12/20/23	63,000		2,445	4,613	(2,168)
CenturyLink Inc.	(1.00)%	Quarterly	GSCO	12/20/23	38,000		1,475	2,728	(1,253)
CenturyLink Inc.	(1.00)%	Quarterly	JPHQ	12/20/23	89,000		3,454	6,477	(3,023)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	GSCO	6/20/25	4,000		391	1,209	(818)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	GSCO	6/20/25	13,000		1,269	4,224	(2,955)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	GSCO	6/20/25	15,000		1,465	4,815	(3,350)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	1,000		98	263	(165)
Cleveland-Cliffs Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	4,000		391	1,039	(648)
Dell Technologies Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	26,000		843	1,049	(206)
Dell Technologies Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	33,000		1,070	1,515	(445)
Dell Technologies Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	66,000		2,139	2,938	(799)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(872)	(463)	(409)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(872)	(432)	(440)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(872)	(308)	(564)
Dow Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	33,000		(436)	(154)	(282)
Garfunkelux Holdco	(5.00)%	Quarterly	GSCO	12/20/22	50,000	EUR	520	6,910	(6,390)
Garfunkelux Holdco	(5.00)%	Quarterly	GSCO	12/20/23	50,000	EUR	507	7,774	(7,267)
Government of Brazil	(1.00)%	Quarterly	BZWS	6/20/25	182,000		8,999	20,365	(11,366)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000		1,130	1,858	(728)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	140,000		679	2,506	(1,827)
Government of Russia	(1.00)%	Quarterly	BZWS	6/20/25	72,000		(127)	2,725	(2,852)
Groupe Casino	(5.00)%	Quarterly	BZWS	6/20/22	71,000	EUR	4,537	6,195	(1,658)
Groupe Casino	(5.00)%	Quarterly	JPHQ	12/20/24	244,000	EUR	34,804	17,836	16,968
Heidelbergcement AG	(5.00)%	Quarterly	JPHQ	6/20/25	85,000	EUR	(21,875)	(11,917)	(9,958)
Heidelbergcement AG	(5.00)%	Quarterly	JPHQ	6/20/25	43,000	EUR	(11,066)	(6,522)	(4,544)
Heidelbergcement AG	(5.00)%	Quarterly	JPHQ	6/20/25	36,000	EUR	(9,265)	(5,521)	(3,744)
Heidelbergcement AG	(5.00)%	Quarterly	JPHQ	6/20/25	36,000	EUR	(9,265)	(5,273)	(3,992)
Itochu Corp.	(1.00)%	Quarterly	GSCO	6/20/22	17,300,000	JPY	(3,066)	(1,858)	(1,208)
Itochu Corp.	(1.00)%	Quarterly	JPHQ	6/20/22	4,307,000	JPY	(763)	(477)	(286)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/22	5,746,000	JPY	(911)	(636)	(275)
JFE Holdings Inc.	(1.00)%	Quarterly	JPHQ	6/20/22	3,802,000	JPY	(603)	(428)	(175)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/24	38,000		12,821	12,266	555
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	96,000		34,440	17,944	16,496
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	96,000		34,440	18,779	15,661
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	113,000		40,539	32,195	8,344
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/25	18,000		6,801	7,462	(661)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	GSCO	9/20/24	68,000		23,692	20,590	3,102
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	GSCO	12/20/24	57,000		20,449	16,240	4,209
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	4,000		1,511	1,886	(375)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	4,000		1,511	2,375	(864)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	MSCO	12/20/24	34,000		12,197	10,682	1,515
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	MSCO	6/20/25	5,000		1,889	2,981	(1,092)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	121,000		(1,318)	210	(1,528)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/25	109,000		(231)	1,727	(1,958)
Kohl’s Corp.	(1.00)%	Quarterly	BNPP	6/20/25	34,000		3,144	3,375	(231)
Kohl’s Corp.	(1.00)%	Quarterly	BOFA	6/20/25	36,000		3,329	6,832	(3,503)
Kohl’s Corp.	(1.00)%	Quarterly	BZWS	6/20/25	36,000		3,329	6,172	(2,843)
Kohl’s Corp.	(1.00)%	Quarterly	BZWS	6/20/25	36,000		3,329	6,889	(3,560)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Kohl’s Corp.	(1.00)%	Quarterly	BZWS	6/20/25	48,000		$4,438	$7,849	$(3,411)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/24	183,000		11,700	1,628	10,072
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/25	69,000		6,380	5,822	558
Kohl’s Corp.	(1.00)%	Quarterly	MSCO	12/20/24	221,000		17,355	3,603	13,752
Kohl’s Corp.	(1.00)%	Quarterly	MSCS	12/20/24	24,000		1,534	704	830
Lloyds Bank PLC	(1.00)%	Quarterly	BOFA	12/20/22	196,000	EUR	(2,872)	(1,154)	(1,718)
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	12/20/23	210,000	EUR	(3,269)	237	(3,506)
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	6/20/24	127,000	EUR	(4,296)	756	(5,052)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/22	196,000	EUR	(2,872)	(1,253)	(1,619)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/23	67,000	EUR	(1,043)	734	(1,777)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/24	121,000	EUR	(11)	3,121	(3,132)
Loxam SAS	(5.00)%	Quarterly	FBCO	6/20/25	33,000	EUR	1,957	6,067	(4,110)
Marubeni Corp.	(1.00)%	Quarterly	CITI	6/20/25	4,807,000	JPY	(1,389)	1,370	(2,759)
Marubeni Corp.	(1.00)%	Quarterly	GSCO	6/20/22	27,269,000	JPY	(4,299)	(2,422)	(1,877)
Marubeni Corp.	(1.00)%	Quarterly	JPHQ	6/20/22	6,291,000	JPY	(992)	(591)	(401)
Marubeni Corp.	(1.00)%	Quarterly	JPHQ	6/20/25	2,404,000	JPY	(695)	589	(1,284)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	23,000		(802)	(490)	(312)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	36,000		(1,255)	(2,125)	870
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	21,000		(732)	(981)	249
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/25	10,000		(292)	286	(578)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	6/20/21	269,000		(7,495)	(6,844)	(651)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	143,000		(4,798)	(17,350)	12,552
MBIA Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	14,000		(409)	(55)	(354)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	31,000		(905)	715	(1,620)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	9,678,000	JPY	(1,000)	(267)	(733)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(374)	(100)	(274)
NRG Energy Inc.	(5.00)%	Quarterly	GSCO	6/20/24	24,000		(3,571)	(3,180)	(391)
Petroleo Brasileiro S/A Petrobras	(1.00)%	Quarterly	BZWS	6/20/25	73,000		5,533	12,892	(7,359)
Petroleo Brasileiro S/A Petrobras	(1.00)%	Quarterly	CITI	6/20/25	49,000		3,714	8,654	(4,940)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/24	434,000		3,014	(10,425)	13,439
Simon Property Group LP	(1.00)%	Quarterly	MSCO	12/20/24	340,000		2,361	(7,155)	9,516
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	12/20/23	12,747,000	JPY	2,597	3,676	(1,079)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	6,374,000	JPY	1,635	1,854	(219)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	12,747,000	JPY	3,270	3,769	(499)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	25,494,000	JPY	6,540	6,170	370
Softbank Group Corp.	(1.00)%	Quarterly	CITI	6/20/24	12,746,000	JPY	3,270	3,978	(708)
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	12/20/23	12,747,000	JPY	2,597	3,456	(859)
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	12/20/23	12,747,000	JPY	2,597	3,603	(1,006)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	100,000	EUR	4,088	6,703	(2,615)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/25	32,000	EUR	2,149	2,805	(656)
Suedzucker AG	(1.00)%	Quarterly	JPHQ	6/20/25	73,000	EUR	(1,330)	3,210	(4,540)
Telecom Italia SpA	(1.00)%	Quarterly	BZWS	6/20/25	213,000	EUR	5,179	28,763	(23,584)
Transocean Inc.	(5.00)%	Quarterly	FBCO	12/20/24	146,000		107,087	80,925	26,162
Transocean Inc.	(5.00)%	Quarterly	FBCO	6/20/25	132,000		97,960	80,805	17,155
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	48,000		35,207	6,243	28,964
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	239,000		175,301	17,591	157,710
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/25	110,000		81,634	75,631	6,003
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	4,000		2,934	576	2,358
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	138,000		101,220	19,912	81,308
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	100,000		73,348	52,442	20,906
Transocean Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	200,000		148,425	134,618	13,807
Transocean Inc.	(5.00)%	Quarterly	MSCO	12/20/24	20,000		14,670	2,719	11,951
Transocean Inc.	(1.00)%	Quarterly	MSCO	12/20/25	37,000		30,264	29,387	877

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Transocean Inc.	(1.00)%	Quarterly	MSCO	12/20/25	74,000		$60,528	$62,544	$(2,016)
Transocean Inc.	(1.00)%	Quarterly	MSCO	12/20/25	111,000		90,792	93,265	(2,473)
TUI AG	(5.00)%	Quarterly	FBCO	12/20/21	100,000	EUR	19,077	5,172	13,905
Unisys Corp.	(5.00)%	Quarterly	BZWS	12/20/24	19,000		(2,944)	(2,680)	(264)
Unisys Corp.	(5.00)%	Quarterly	BZWS	6/20/25	48,000		(7,861)	(7,275)	(586)
Unisys Corp.	(5.00)%	Quarterly	BZWS	6/20/25	48,000		(7,861)	(7,274)	(587)
Unisys Corp.	(5.00)%	Quarterly	BZWS	6/20/25	48,000		(7,861)	(7,038)	(823)
Unisys Crop.	(5.00)%	Quarterly	CITI	12/20/24	19,000		(2,944)	(2,764)	(180)
Unisys Crop.	(5.00)%	Quarterly	CITI	12/20/24	19,000		(2,944)	(2,639)	(305)
US Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/25	22,000		5,614	6,473	(859)
US Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/25	22,000		5,614	6,484	(870)
US Steel Corp.	(5.00)%	Quarterly	BZWS	6/20/25	22,000		5,614	7,277	(1,663)
US Steel Corp.	(5.00)%	Quarterly	CITI	6/20/25	22,000		5,614	6,365	(751)
US Steel Corp.	(5.00)%	Quarterly	GSCO	6/20/25	22,000		5,614	7,277	(1,663)
US Steel Corp.	(5.00)%	Quarterly	GSCO	6/20/25	36,000		9,186	9,446	(260)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	22,000		5,614	6,671	(1,057)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	37,000		9,441	8,147	1,294
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	59,000		15,055	15,474	(419)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	73,000		18,627	17,801	826
US Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/25	15,000		3,827	5,103	(1,276)
US Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/25	22,000		5,614	6,362	(748)
US Steel Corp.	(5.00)%	Quarterly	MSCO	6/20/25	36,000		9,186	9,139	47

Contracts to Sell Protection[c,d]

Single Name

Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	74,000		(59,421)	(54,712)	(4,709)	CCC+
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	65,000		(52,194)	(49,087)	(3,107)	CCC+
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	33,000		(26,499)	(25,626)	(873)	CCC+
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	111,000		(89,131)	(87,080)	(2,051)	CCC+
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	74,000		(59,421)	(58,054)	(1,367)	CCC+
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	37,000		(29,710)	(27,321)	(2,389)	CCC+

Total OTC Swap Contracts							$1,032,647	$817,021	$215,626

Total Credit Default Swap Contracts							$727,319	$751,163	$(23,844)

[a]

In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[b]	Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps.
[c]	Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[d]	The Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2020, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Quarterly	9/18/21	1,500,000		$(21,428)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Quarterly	3/18/22	1,100,000		(24,355)
Receive Fixed 4.73% Pay Floating Banxico Mexico 1 Month rate	Monthly	9/15/22	8,585,811	MXN	1,692
Receive Fixed 4.13%
Pay Floating BZDIOVRA Index	Annually	1/02/23	4,215,648	BRL	4,140
Receive Fixed 5.41%
Pay Floating Banxico Mexico 1 Month rate	Monthly	9/11/25	7,593,358	MXN	4,423
Receive Fixed 2.60%
Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	9/16/25	3,331,608	CNY	(3,188)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Quarterly	6/20/28	1,100,000		(220,384)
Receive Fixed 6.15%
Pay Floating Banxico Mexico 1 Month rate	Monthly	9/05/30	8,325,446	MXN	8,369

Total Interest Rate Swap Contracts					$(250,731)

*In U.S. dollars unless otherwise indicated.

At August 31, 2020, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/07/20	$6,290	$2,054
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/09/20	809	251
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/14/20	2,422	796
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/15/20	1,766	582
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/15/20	365	95
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/19/20	1,424	464
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/20/20	13,238	4,260
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/21/20	1,301	370
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/21/20	2,199	681
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/23/20	988	270
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/26/20	347	113
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/27/20	1,540	395
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/28/20	1,881	490
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/03/20	18,876	7,480
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	2/17/21	3,210	560
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	2/17/21	1,897	387
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	2/22/21	227	40
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/04/21	7,036	1,443
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/05/21	15,291	3,153
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/10/21	8,467	1,699
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/11/21	27,315	5,613

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/11/21	$13,131	$2,450
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/12/21	14,066	2,540
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/12/21	33,991	6,577
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	3/15/21	1,246	244
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	3/15/21	8,540	3,049
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	3/15/21	50,469	18,328
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/01/21	34,272	14,182
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/16/21	27,062	5,086
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/28/21	2,779	811
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/29/21	3,714	709
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	4/29/21	3,722	1,017
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/03/21	5,648	1,533
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/04/21	2,440	858
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/05/21	1,364	469
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/06/21	3,072	910
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/07/21	682	222
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/10/21	1,134	332
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/11/21	2,026	539
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/18/21	3,492	1,004
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/19/21	2,615	634
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/20/21	7,220	1,771
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/21/21	7,165	1,826
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/24/21	903	221
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/27/21	1,212	278
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	5/31/21	3,678	746
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	7/06/21	3,583	1,108

						98,640

Interest Rate Contracts - Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	10/15/20	76,948	1,665
Government of Indonesia	3-Month LIBOR + 1.00%	Monthly	BOFA	5/18/21	384,829	26,086
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	666,915	(14,115)

						13,636

Total Total Return Swap Contracts						$112,276

[a]	The Fund receives the total return on the underlying instrument and pays a variable financing rate.

    Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage

BOFA	Bank of America Corp.	CNY	Chinese Yuan	BZDIOVRA	Brazil Interbank Deposit Rate

BZWS	Barclays Bank PLC	EGP	Egyptian Pound	CFETS	China Foreign Exchange Trade System

CITI	Citigroup, Inc.	EUR	Euro	CLO	Collateralized Loan Obligation

DBAB	Deutsche Bank AG	GBP	British Pound	CMT	Constant Maturity Treasury Index

FBCO	Credit Suisse Group AG	JPY	Japanese Yen	EURIBOR	Euro Interbank Offered Rate

GSCO	The Goldman Sachs Group, Inc.	MXN	Mexican Peso	FEDEF	Federal Funds Effective Rate

JPHQ	JP Morgan Chase & Co.	RUB	Russian Ruble	FHLMC	Federal Home Loan Mortgage Corp.

MSCO	Morgan Stanley	USD	United States Dollar	FRN	Floating Rate Note

MSCS	Morgan Stanley Capital Services LLC			GO	General Obligation

				IO	Interest Only

Index				LIBOR	London InterBank Offered Rate
CDX.NA.HY	CDX North America High Yield Index			REIT	Real Estate Investment Trust

CDX.NA.IG	CDX North America Investment Grade Index			SFR	Single Family Revenue

				SOFR	Secured Overnight Financing Rate

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to (Consolidated) Statements of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At August 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

5. Restricted Securities

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At August 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin K2 Alternative Strategies Fund
4,965	[a]One Call Corp.	10/28/19	$595,597	$528,768
33,337	[a]One Call Corp., cvt. pfd.	10/28/19	3,999,099	3,550,384

	Total Restricted Securities (Value is 0.3% of Net Assets)		$4,594,696	$4,079,152
Franklin K2 Long Short Credit Fund
923	Acosta Inc.	12/31/19	$8,144	$8,144
745	Acosta Inc., cvt. pfd.	12/31/19	50,262	50,262
947	[b]One Call Corp.	10/28/19	113,545	100,805
3,821	[b]One Call Corp., cvt. pfd.	10/28/19	458,341	406,912

	Total Restricted Securities (Value is 0.6% of Net Assets)		$630,292	$566,123

[a]	The Fund also invests in unrestricted securities of this issuer, valued at $3,990,269 as of August 31, 2020.
[b]	The Fund also invests in unrestricted securities of this issuer, valued at $457,329 as of August 31, 2020.

6. Unfunded Loan Commitments

Certain or all Funds entered into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the (Consolidated) Statements of Investments.

At August 31, 2020, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Franklin K2 Long Short Credit Fund
Areas, Term Loan B1	$22,883
Coty, Inc., Term Loan B	18,000
Intelsat Jackson Holdings SA, Term Loan DIP	333,953

$374,836

7. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2020, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Franklin K2 Alternative Strategies Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	$1,731,000	$18,342,000	$ (18,081,000)	$ -	$ -	$1,992,000	1,992,000	$ -

8. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through its investments in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2020, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statements of Investments. At August 31, 2020, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets
Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,175,665,756	$21,551,004	1.8%

[a]	The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of August 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1		Level 2		Level 3			Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$404,022,065	$	61,198,110	$	4,124,401	[c]	$	469,344,576
Convertible Bonds	–		183,909,326		–			183,909,326
Convertible Bonds in Reorganization	–		4,394		–			4,394
Corporate Bonds and Notes	–		100,373,499		33,091			100,406,590
Corporate Bonds and Notes in Reorganization	–		5,704,474		46,670			5,751,144
Senior Floating Rate Interests	–		134,652		–			134,652
Senior Floating Rate Interests in Reorganization	–		338,288		2,500			340,788
Foreign Government and Agency Securities	–		24,283,049		157,572			24,440,621
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–		84,462,160		1,314,853			85,777,013
Municipal Bonds in Reorganization	–		6,100,014		–			6,100,014
Options Purchased	1,307,285		133,213		–			1,440,498
Short Term Investments	265,770,531		23,280,691		861,038			289,912,260

Total Investments in Securities	$671,099,881	$	489,921,870	$	6,540,125		$	1,167,561,876

Other Financial Instruments:
Futures Contracts	$2,914,183	$	–	$	–		$	2,914,183
Forward Exchange Contracts	–		5,415,664		–			5,415,664
Swap Contracts	–		8,509,774		–			8,509,774

Total Other Financial Instruments	$2,914,183	$	13,925,438	$	–		$	16,839,621

Liabilities:
Other Financial Instruments:
Options Written	$1,500,399	$	174,340	$	–		$	1,674,739
Securities Sold Short[a]	242,488,506		14,064,334		–			256,552,840
Futures Contracts	5,506,573		–		–			5,506,573
Forward Exchange Contracts	–		5,059,213		–			5,059,213
Swap Contracts	–		3,911,676		–			3,911,676

Total Other Financial Instruments	$249,495,478	$	23,209,563	$	–		$	272,705,041

	Level 1	Level 2	Level 3		Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,185,911	$217,666	$566,123	[c]	$2,969,700
Convertible Bonds	–	2,951,175	–		2,951,175
Corporate Bonds and Notes	–	13,427,514	–		13,427,514
Corporate Bonds and Notes in Reorganization	–	1,491,777	–		1,491,777
Senior Floating Rate Interests	–	3,353,202	–		3,353,202
Foreign Government and Agency Securities	–	5,202,970	–		5,202,970
U.S. Government and Agency Securities	–	918,366	–		918,366
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	49,127,791	302,413		49,430,204
Municipal Bonds in Reorganization	–	1,056,556	–		1,056,556
Options Purchased	66,291	5,000	–		71,291
Short Term Investments	3,331,800	3,305,836	156,423		6,794,059

Total Investments in Securities	$5,584,002	$81,057,853	$1,024,959		$87,666,814

Other Financial Instruments:
Forward Exchange Contracts	$–	$40,376	$–		$40,376
Swap Contracts	–	759,697	–		759,697
Unfunded Loan Commitments	–	13,058	–		13,058

Total Other Financial Instruments	$–	$813,131	$–		$813,131

Liabilities:
Other Financial Instruments:
Options Written	$11,248	$–	$–		$11,248
Securities Sold Short[a]	2,941,030	7,188,016	–		10,129,046
Futures Contracts	71,287	–	–		71,287
Forward Exchange Contracts	–	207,028	–		207,028
Swap Contracts	–	921,996	–		921,996

Total Other Financial Instruments	$3,023,565	$8,317,040	$–		$11,340,605

[a]	For detailed categories, see the accompanying (Consolidated) Statements of Investments.
[b]	Includes common, preferred and convertible preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at August 31, 2020.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At August 31, 2020, the reconciliation is as follows:

	Balance at Beginning of Period		Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3[b]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:
Equity Investments[c]	$592,344	[d]	$-	$-	$-	$-	$-	$-	$(26,221)	$566,123	[d]	$(26,221)
Asset-Backed Securities and Commercial Mortgage-Backed Securities	462,124		-	(10,995)	302,413	(487,123)	-	5,326	30,668	302,413		36,474
Short Term Investments	-		153,351	-	-	-	-	-	3,072	156,423		3,072
Total Investments in Securities	$1,054,468		$153,351	$(10,995)	$302,413	$(487,123)	$-	$5,326	$ 7,519	$1,024,959		$ 13,325

a The investments were transferred into Level 3 as a result of the unavailability of other significant observable valuation inputs.

b The investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.

c Includes common and convertible preferred stocks.

d Includes securities determined to have no value at August 31, 2020.

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2020, are as follows:

Description	Fair Value at End of Period		Valuation Technique	Unobservable Inputs	Amount/ Range	Impact to Fair Value if Input Increases[a]
Franklin K2 Long Short Credit Fund Assets:
Investments in Securities:
Equity Investments[b]	$517,717		Discounted cash flow	Discount rate	10.5% - 11.5%	Decrease	[c]
				Exit multiple	9.5x -11x	Increase	[c]

			Market comparables	EV / Revenue multiple	1.5x - 1.8x	Increase	[c]
				EV / EBITDA multiple	11.5x - 13.5x	Increase	[c]
			Market transaction	EV / EBITDA multiple	11.5x –13.5x	Increase	[c]

All Other Investments[d]	507,242	[e]

Total	$1,024,959

a Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

b Includes common and convertible preferred stocks.

c Represents a significant impact to fair value and net assets.

d Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.

e Includes securities determined to have no value at August 31, 2020.

Abbreviations List

EBITDA Earnings before interest, taxes, depreciation and amortization

EV Enterprise value

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the (Consolidated) Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.